SCHEDULE 14A INFORMATION
                                 (RULE 14A-101)
                    INFORMATION REQUIRED IN PROXY STATEMENT
                            SCHEDULE 14A INFORMATION
          PROXY STATEMENT PURSUANT TO SECTION 14(A) OF THE SECURITIES
                 EXCHANGE ACT OF 1934 (AMENDMENT NO.          )

FILED BY THE REGISTRANT  /X/

FILED BY A PARTY OTHER THAN THE REGISTRANT  / /

CHECK THE APPROPRIATE BOX:

/X/  PRELIMINARY PROXY STATEMENT

/ /  DEFINITIVE PROXY STATEMENT

/ /  DEFINITIVE ADDITIONAL MATERIALS

/ /  SOLICITING MATERIAL PURSUANT TO RULE 14A-11(C) OR RULE 14A-12

                           AMERICAN CYANAMID COMPANY
________________________________________________________________________________
                (Name of Registrant as Specified in its Charter)

                           AMERICAN CYANAMID COMPANY
________________________________________________________________________________
                   (Name of Person(s) Filing Proxy Statement)

Payment of filing fee (Check the appropriate box):

/ /  $125 per Exchange Act Rule 0-11(c)(1)(ii), 14a-6(i)(1), or 14a-6(i)(2).

/ / $500 per each party to the controversy pursuant to Exchange Act Rule 14a-6(i)(3).

/X/  Fee computed on table below per Exchange Act Rules 14a-6(i)(4) and 0-11.

   (1) Title of each class of securities to which transaction applies:

       Common Stock, $5.00 par value per
       share_______________________________________________

   (2) Aggregate number of securities to which transactions applies:

       2,187,257________________________________________________________________

   (3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11:1

       $101 per unit____________________________________________________________

   (4) Proposed maximum aggregate value of transaction:

       $220,912,957_____________________________________________________________

/ / Check box if any part of the fee is offset as provided by Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the form or schedule and the date of its filing.

     (1) Amount previously paid:
________________________________________________________________________________

     (2) Form, schedule or registration statement no.:
________________________________________________________________________________

     (3) Filing party:
________________________________________________________________________________

     (4) Date filed:
________________________________________________________________________________

- - - ------------

1 Set forth the amount on which the filing fee is calculated and state how it was determined.

                                PRELIMINARY COPY

                           AMERICAN CYANAMID COMPANY

                                              December 13, 1994

Dear American Cyanamid Company Shareholder:

    You are cordially invited to attend a Special Meeting of Shareholders of American Cyanamid Company (the "Company") to be held on December 28, 1994, at 10:00 a.m., New York City time, at the Woodfield Suite of the Short Hills Hilton Hotel, 41 J.F.K. Parkway, Short Hills, New Jersey. At the Special Meeting, you will be asked to consider and vote upon a proposal to approve the Agreement and Plan of Merger, dated August 17, 1994, as amended as of September 22, 1994 and November 17, 1994 (as so amended, the "Merger Agreement"), among American Home Products Corporation ("AHP"), AC Acquisition Corp., an indirect wholly owned subsidiary of AHP ("Purchaser"), and the Company.

    Upon the terms and subject to the conditions of the Merger Agreement, Purchaser will be merged with and into the Company (the "Merger"), and each share of the Common Stock ("Common Stock") of the Company (other than shares held (i) in the treasury of the Company or owned by AHP, Purchaser or any other direct or indirect subsidiary of AHP or the Company, (ii) by holders who have filed with the Company a written objection to the Merger and have not voted in favor of the Merger, and who have properly demanded in writing (and have not failed to perfect or otherwise withdrawn or effectively lost their rights to) appraisal for such shares in accordance with Section 909 of the Maine Business Corporation Act (the "MBCA"), and (iii) by holders who have properly demanded in writing (and have not failed to perfect or otherwise withdrawn or effectively lost their rights to) appraisal for such shares in accordance with Section 910 of the MBCA) will be converted into the right to receive $101 per share in cash, without interest.

    The Merger is the second and final step in the acquisition of the Company pursuant to the Merger Agreement. The first step was a tender offer (the "Offer") by Purchaser pursuant to which Purchaser acquired 89,559,795 shares of the Common Stock of the Company for $101 per share in cash (representing approximately 97.6% of the issued and outstanding shares of Common Stock). As a result of the completion of the Offer and the purchase of shares pursuant thereto, Purchaser owns and has the right to vote at the Special Meeting sufficient shares to approve the Merger Agreement without the affirmative vote of any other shareholder, thereby assuring the approval of the Merger Agreement.

    THE BOARD OF DIRECTORS HAS UNANIMOUSLY APPROVED THE MERGER AGREEMENT AND THE TRANSACTIONS CONTEMPLATED THEREBY, INCLUDING THE MERGER, AND DETERMINED THAT EACH OF THE OFFER AND THE MERGER IS FAIR TO, AND IN THE BEST INTERESTS OF, THE HOLDERS OF THE COMMON STOCK, AND RECOMMENDS THAT SHAREHOLDERS VOTE FOR APPROVAL OF THE MERGER AGREEMENT.

    In arriving at its decision, the Board of Directors gave careful consideration to a number of factors described in the accompanying Proxy Statement, including the opinions of Morgan Stanley & Co. Incorporated and CS First Boston Corporation, the financial advisors to the Company, that the consideration to be received by holders of shares of Common Stock pursuant to the Merger Agreement is fair from a financial point of view to such holders. Please read the enclosed material carefully. Whether or not you are personally able to attend the Special Meeting, please complete, sign, date and return the enclosed proxy as soon as possible. This action will not limit your right to vote in person if you wish to attend the Special Meeting and vote in person.

    PLEASE DO NOT SEND US YOUR STOCK CERTIFICATES AT THIS TIME. Once the Merger becomes effective, you will be advised of the procedure for surrendering your certificates in exchange for the $101 per share cash consideration.

                                          Sincerely,

                                          Secretary

                                PRELIMINARY COPY

                           AMERICAN CYANAMID COMPANY
                               ONE CYANAMID PLAZA
                            WAYNE, NEW JERSEY 07470

Notice of Special Meeting
of Shareholders to be held
December 28, 1994

To the Holders of Common Stock of
American Cyanamid Company:

    A Special Meeting of Shareholders of American Cyanamid Company will be held on December 28, 1994, at 10:00 a.m., New York City time, at the Woodfield Suite of the Short Hills Hilton Hotel, 41 J.F.K. Parkway, Short Hills, New Jersey, for the following purposes:

        (i) To consider and vote upon a proposal to approve the Agreement and Plan of Merger, dated August 17, 1994, as amended as of September 22, 1994 and November 17, 1994 (as so amended, the "Merger Agreement"), among American Home Products Corporation ("AHP"), AC Acquisition Corp., an indirect wholly owned subsidiary of AHP ("Purchaser"), and the Company, pursuant to which:

           (a) Purchaser will be merged with and into the Company (the "Merger"), with the Company to continue as the surviving corporation, all of the common stock of which to be owned directly or indirectly by AHP; and

           (b) Each share of the Common Stock, $5.00 par value per share ("Common Stock"), of the Company (other than shares held (i) in the treasury of the Company or owned by AHP, Purchaser or any other direct or indirect subsidiary of AHP or the Company, (ii) by holders who have filed with the Company a written objection to the Merger and have not voted in favor of the Merger, and who have properly demanded in writing (and have not failed to perfect or otherwise withdrawn or effectively lost their rights to) appraisal for such shares in accordance with Section 909 of the Maine Business Corporation Act (the "MBCA"), and (iii) by holders who have properly demanded in writing (and have not failed to perfect or otherwise withdrawn or effectively lost their rights to) appraisal for such shares in accordance with Section 910 of the MBCA) will be cancelled, extinguished and converted into the right to receive $101 per share in cash, without interest; and

        (ii) To transact such other business as may properly come before the Special Meeting, including any and all adjournments and postponements thereof.

    A conformed copy of the Merger Agreement appears as Annex A to, and is described in, the accompanying Proxy Statement.

    SHAREHOLDERS DISSENTING FROM THE MERGER PURSUANT TO THE MERGER AGREEMENT ARE ENTITLED TO OBTAIN PAYMENT FOR THE "FAIR VALUE" OF THEIR SHARES OF COMMON STOCK BY FOLLOWING THE PROCEDURES PRESCRIBED IN SECTION 909 OF THE MBCA. A COPY OF THE TEXT OF SECTION 909 APPEARS AS ANNEX B TO, AND A SUMMARY OF SECTION 909 IS SET FORTH UNDER "THE MERGER -- RIGHTS OF DISSENTING SHAREHOLDERS" IN, THE ACCOMPANYING PROXY STATEMENT.

    In addition, shareholders who deliver a written demand for payment of the fair value of their shares to the Company on or prior to January 4, 1995 may be entitled to dissenters' appraisal rights under Section 910 of the MBCA. On December 5, 1994, Purchaser mailed a notice to shareholders of record as of December 1, 1994, which included a copy of the text of, and summary of, Section 910 of the MBCA.

    As a result of the completion of a tender offer and the purchase of shares of Common Stock pursuant thereto, Purchaser owns a sufficient number of shares of Common Stock to approve the Merger Agreement without the affirmative vote of any other shareholder. As required by the Merger Agreement, AHP and Purchaser will cause all shares of Common Stock owned by Purchaser to be voted in favor of the approval of the Merger Agreement and the transactions contemplated thereby, including the Merger.

    Only holders of Common Stock of record at the close of business on December 12, 1994 are entitled to notice of and to vote at the meeting or any adjournment thereof.

                                           By Order of the Board of Directors,
                                                        Secretary

December 13, 1994

                               TABLE OF CONTENTS

SUMMARY OF PROXY STATEMENT............................................................     ii

INTRODUCTION..........................................................................      1
  General.............................................................................      1
  Voting at the Special Meeting.......................................................      2

THE MERGER............................................................................      3
  Background of the Merger............................................................      3
  Recommendations of the Board of Directors...........................................      5
  Opinions of Financial Advisors......................................................      6
  Interests of Certain Persons in the Merger..........................................      7
  Payment for Shares of Common Stock..................................................     11
  Management of the Company's Business After the Merger; Certain Effects of the
  Merger..............................................................................     11
  Accounting Treatment of the Transaction.............................................     12
  Regulatory Approvals................................................................     12
  Certain Shareholder Litigation......................................................     12
  The Merger Agreement................................................................     13
  Inapplicability of Certain Vote Requirements........................................     21
  Certain Tax Consequences of the Merger..............................................     21
  Rights of Dissenting Shareholders...................................................     22

MARKET PRICES AND DIVIDENDS...........................................................     25

FINANCING OF THE MERGER...............................................................     26

BUSINESS OF THE COMPANY...............................................................     27

SELECTED FINANCIAL INFORMATION OF THE COMPANY.........................................     33

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF
OPERATIONS............................................................................     34

PRINCIPAL SHAREHOLDERS AND SHARE OWNERSHIP OF MANAGEMENT..............................     41

INFORMATION CONCERNING AHP AND PURCHASER..............................................     41

REVOCATION OF PROXIES.................................................................     41

INDEPENDENT PUBLIC ACCOUNTANTS........................................................     42

PROXY SOLICITATION....................................................................     42

OTHER MATTERS.........................................................................     42

INDEX TO FINANCIAL STATEMENTS.........................................................    F-1

ANNEX A--  Agreement and Plan of Merger
ANNEX B--  Section 909 of the Maine Business Corporation Act
ANNEX C--  Opinion of Morgan Stanley & Co. Incorporated
ANNEX D--  Opinion of CS First Boston Corporation

                                PRELIMINARY COPY

                           SUMMARY OF PROXY STATEMENT

    The following is a brief summary of certain information contained elsewhere in this Proxy Statement. Reference is made to, and this Summary is qualified in its entirety by, the more detailed information contained elsewhere in this Proxy Statement and the Annexes hereto. Cross-references in this Summary are to captions in this Proxy Statement. Shareholders are urged to read this Proxy Statement in its entirety.

THE SPECIAL MEETING; TIME, DATE AND PLACE

    A Special Meeting of Shareholders (the "Special Meeting") of American Cyanamid Company, a Maine corporation (the "Company"), will be held on December 28, 1994, at 10:00 a.m., New York City time, at the Woodfield Suite of the Short Hills Hilton Hotel, 41 J.F.K. Parkway, Short Hills, New Jersey. The purpose of the Special Meeting is to consider and vote upon the approval of the Agreement and Plan of Merger, dated August 17, 1994, as amended as of September 22, 1994 and November 17, 1994 (as so amended, the "Merger Agreement"), among American Home Products Corporation ("AHP"), AC Acquisition Corp., an indirect wholly owned subsidiary of AHP ("Purchaser"), and the Company, which provides for the merger (the "Merger") of Purchaser with the Company. The Merger is the final step in the acquisition of the entire equity interest in the Company by AHP.

THE MERGER

    Pursuant to the terms and subject to the conditions of the Merger Agreement, Purchaser will be merged with and into the Company, and each outstanding share of Common Stock, $5.00 par value per share (the "Common Stock"), of the Company (other than shares held (i) in the treasury of the Company or owned by AHP, Purchaser or any other direct or indirect subsidiary of AHP or the Company (which will be cancelled and retired without any conversion thereof and without any payment with respect thereto), (ii) by holders who have filed with the Company a written objection to the Merger and have not voted in favor of the Merger, and who have properly demanded in writing (and have not failed to perfect or otherwise withdrawn or effectively lost their rights to) appraisal for such shares in accordance with Section 909 of the Maine Business Corporation Act (the "MBCA"), and (iii) by holders who have properly demanded in writing (and have not failed to perfect or otherwise withdrawn or effectively lost their rights to) appraisal for such shares in accordance with Section 910 of the MBCA) will be cancelled, extinguished and converted into the right to receive $101 per share in cash, without interest thereon. A conformed copy of the Merger Agreement is included with this Proxy Statement as Annex A. See "THE MERGER--The Merger Agreement".

    On August 10, 1994, AHP and Purchaser commenced a cash tender offer (the "Original Offer") for all outstanding shares of Common Stock at a purchase price of $95 per share. In accordance with the Merger Agreement, on August 23, 1994, Purchaser revised the Original Offer pursuant to a Supplement to Offer to Purchase (which, together with the related letters of transmittal, constitute the "Revised Offer"), among other things, to increase the price per share of Common Stock offered to $101. Pursuant to the Revised Offer, which expired on November 21, 1994, Purchaser acquired 89,559,795 shares of Common Stock. As a result of such purchase and the prior acquisition of 10,000 shares of Common Stock, Purchaser owns 89,569,795 shares of the Common Stock, constituting approximately 97.6% of the issued and outstanding shares of the Common Stock as of the Record Date (as defined below).

VOTE REQUIRED; RECORD DATE

    A majority of the outstanding shares of Common Stock entitled to vote, represented in person or by proxy, is required for a quorum at the Special Meeting. Under the MBCA, the affirmative vote of at least a majority of the outstanding shares of Common Stock is required to approve the Merger Agreement. Only shareholders of record on December 12, 1994 (the "Record Date") are entitled to vote at the Special Meeting or any adjournments or postponements
thereof. At the close of business on such date, there were       shares of
Common Stock issued and outstanding, each of which is entitled to one vote at
the Special Meeting, held by approximately       holders of record.

    PURCHASER WILL VOTE ITS SHARES OF COMMON STOCK IN FAVOR OF THE APPROVAL OF THE MERGER AGREEMENT AND THE TRANSACTIONS CONTEMPLATED THEREBY. ACCORDINGLY, NO OTHER ACTION BY ANY OTHER SHAREHOLDER IS REQUIRED TO APPROVE THE MERGER.

RECOMMENDATION OF THE BOARD OF DIRECTORS

    On August 16 and August 17, 1994, the Board of Directors of the Company (the "Board of Directors") unanimously approved the Merger Agreement, the Revised Offer and the Merger and determined that each of the Revised Offer and the Merger is fair to, and in the best interests of, shareholders of the Company and recommended that shareholders of the Company accept the Revised Offer, tender their shares of Common Stock to Purchaser and approve the Merger Agreement and the transactions contemplated thereby. ACCORDINGLY, THE BOARD OF DIRECTORS RECOMMENDS THAT THE SHAREHOLDERS OF THE COMPANY VOTE FOR APPROVAL OF THE MERGER AGREEMENT. Certain members of the Board of Directors had and have certain interests which may present them with a potential conflict of interest in connection with the Merger. See "THE MERGER--Interests of Certain Persons in the Merger".

OPINIONS OF FINANCIAL ADVISORS

    Morgan Stanley & Co. Incorporated ("Morgan Stanley") and CS First Boston Corporation (together with Morgan Stanley, the "Financial Advisors"), which acted as financial advisors to the Company in connection with the acquisition proposal, have delivered their opinions, dated August 17, 1994, that, as of the date of such opinions, the consideration to be received by the Company's shareholders pursuant to the Merger Agreement is fair, from a financial point of view, to such holders. See Annex C and Annex D for the full text of such opinions. For a description of such opinions, including the procedures followed, the matters considered and the assumptions made by the Financial Advisors in arriving at their respective opinions, see "THE MERGER--Background of the Merger" and "THE MERGER--Opinions of Financial Advisors".

EFFECTIVE TIME OF THE MERGER; PAYMENT FOR SHARES OF COMMON STOCK

    The Merger will become effective at such time (the "Effective Time") as Articles of Merger have been delivered to and filed by the Secretary of State of the State of Maine and a copy of the Merger Agreement or a Certificate of Merger has been filed with the Secretary of State of the State of Delaware in accordance with the laws of the State of Maine and the State of Delaware, respectively. The required filings are expected to be made as soon as practicable after the approval of the Merger Agreement by the Company's shareholders at the Special Meeting and the satisfaction or waiver of the other conditions to consummation of the Merger. See "THE MERGER--The Merger Agreement". Detailed instructions with regard to the surrender of certificates, together with a letter of transmittal, will be forwarded to former holders of shares of Common Stock by Chemical Bank (the "Paying Agent") promptly following the Effective Time. Holders of shares of Common Stock should not submit their certificates to the Paying Agent until they have received such materials. Payment for shares of Common Stock will be made to former holders of shares as promptly as practicable following receipt by the Paying Agent of their certificates and other required documents. No interest will be paid or accrued on the cash payable upon the surrender of certificates. See "THE MERGER--Payment for Shares of Common Stock". SHAREHOLDERS SHOULD NOT SEND ANY SHARE CERTIFICATES AT THIS TIME.

CONDITIONS TO CONSUMMATION OF THE MERGER; TERMINATION; EXPENSES

    The respective obligations of AHP, Purchaser and the Company to effect the Merger are subject to the satisfaction, at or prior to the Effective Time, of certain conditions, including approval of the Company's shareholders. See "THE MERGER--The Merger Agreement".

    The Merger Agreement may be terminated and the Merger contemplated thereby may be abandoned at any time prior to the Effective Time, notwithstanding approval thereof by the shareholders of the Company: (i) by mutual written consent of AHP, Purchaser and the Company; and (ii) by AHP or the Company if any court of competent jurisdiction or other governmental body located or having jurisdiction within the United States or any country or economic region in which either the Company or AHP, directly or indirectly, has material assets or operations, shall have issued a final order, decree or ruling or taken any other final action restraining, enjoining or otherwise prohibiting the Merger and such order, decree, ruling or other action is or shall have become final and nonappealable. The Merger Agreement also includes certain other termination rights of AHP and the Company which, as a result of the purchase of shares of Common Stock pursuant to the Revised Offer, are no longer applicable.

    In the event of the termination of the Merger Agreement, the Merger Agreement will become void and there will be no liability on the part of any party thereto except as described under "THE MERGER--The Merger Agreement--Fees and Expenses" or as otherwise expressly provided for in the Merger Agreement; provided, however, that nothing in the Merger Agreement will relieve any party from liability for any breach thereof.

FINANCING OF THE MERGER

    Approximately $9.05 billion was required to pay for the 89,559,795 shares of Common Stock purchased by Purchaser pursuant to the Revised Offer. In addition, approximately $220.9 million will be required to purchase the remaining shares pursuant to the Merger and approximately $55 million will be required to pay related fees and expenses incurred by AHP in connection with the Revised Offer and expected to be incurred by AHP in connection with the Merger (including debt-related costs). The foregoing does not include an additional $226.9 million paid by the Company in connection with the cancellation of employee stock options of the Company or approximately $52 million in fees and expenses paid or to be paid by the Company in connection with the Revised Offer and the Merger. AHP obtained the $9.05 billion required to pay for the shares of Common Stock purchased pursuant to the Revised Offer through the sale by AHP and certain of its subsidiaries of short-term privately placed notes to institutional investors and from general corporate funds.

CERTAIN TAX CONSEQUENCES OF THE MERGER

    The receipt of cash for shares of Common Stock in the Merger or pursuant to the exercise of dissenters' appraisal rights will be a taxable transaction for federal income tax purposes and may also be a taxable transaction under applicable state, local, foreign or other tax laws. SHAREHOLDERS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO THE PARTICULAR TAX CONSEQUENCES OF THE MERGER, INCLUDING THE APPLICABILITY AND EFFECT OF STATE, LOCAL, FOREIGN AND OTHER TAXES. See "THE MERGER--Certain Tax Consequences of the Merger".

RIGHTS OF DISSENTING SHAREHOLDERS

    SHAREHOLDERS ARE ENTITLED TO APPRAISAL RIGHTS IN CONNECTION WITH THE MERGER UNDER SECTION 909 OF THE MBCA ("SECTION 909"). IN ORDER TO EXERCISE DISSENTERS' RIGHTS PURSUANT TO SECTION 909, SHAREHOLDERS MUST COMPLY WITH ALL THE PROCEDURAL REQUIREMENTS OF SUCH SECTION. A DESCRIPTION OF SECTION 909 IS PROVIDED IN "THE MERGER--RIGHTS OF DISSENTING SHAREHOLDERS" AND THE FULL TEXT OF SUCH SECTION IS INCLUDED WITH THIS PROXY STATEMENT AS ANNEX B.

    Appraisal rights are also available under Section 910 ("Section 910") of the MBCA to holders of Common Stock who deliver a written demand for payment of the fair value of their shares to the Company on or prior to January 4, 1995. On December 5, 1994, Purchaser mailed a notice to shareholders of record on December 1, 1994 indicating that Purchaser had acquired beneficial ownership of approximately 97.6% of the then outstanding shares of Common Stock. Such notice included a summary of the procedures set forth in, and a copy of, Section 910. Shareholders who fail to make a written demand on Purchaser for payment of the fair value of their shares pursuant to Section 910 (the "910 Demand Letter") prior to January 4, 1995 may be deemed to have terminated or waived their rights under Section 910. Shareholders who desire to exercise their rights under
Section 910 must do so by delivering the 910 Demand Letter to the Company on or prior to January 4, 1995 and must otherwise comply with all additional procedural requirements of the Section.

    Under Section 909 and Section 910, absent an agreement between the Company and the shareholders as to "fair value", such "fair value" will be determined in judicial proceedings, the result of which cannot be predicted.

    FAILURE TO TAKE ANY OF THE STEPS REQUIRED UNDER SECTION 909 OR SECTION 910 MAY RESULT IN TERMINATION OR WAIVER OF SUCH RIGHTS. SHAREHOLDERS INTENDING TO EXERCISE SECTION 909 OR SECTION 910 RIGHTS ARE ADVISED TO ACT IMMEDIATELY.

MARKET PRICES AND DIVIDENDS

    The Common Stock is listed and, until consummation of the Revised Offer on November 21, 1994, was traded principally on the New York Stock Exchange ("NYSE"). The following table sets forth, for the quarters indicated, the high and low sales prices per share of Common Stock on the NYSE as reported by the Dow Jones News Service and the amount of cash dividends paid per share of Common Stock for each quarter.

                                                        HIGH              LOW         DIVIDENDS
                                                    -------------    -------------    ---------
Year Ended December 31, 1992:
  First Quarter..................................         $66 3/8          $56 1/4     $ .3750
  Second Quarter.................................          64 3/4               53       .4125
  Third Quarter..................................          62 5/8           54 1/4       .4125
  Fourth Quarter.................................          59 1/4           52 1/8       .4125
Year Ended December 31, 1993:
  First Quarter..................................          58 1/4               46       .4125
  Second Quarter.................................          54 1/4           49 1/4       .4375
  Third Quarter..................................          56 3/8           46 1/2       .4375
  Fourth Quarter.................................          59 1/4           49 3/8       .4375
Year Ended December 31, 1994:
  First Quarter..................................          50 5/8           42 1/4       .4375
  Second Quarter.................................          56 7/8           45 1/4       .4625
  Third Quarter..................................          99 3/4           54 3/4       .4625
  Fourth Quarter
    (through November 21, 1994)..................             101           97 5/8       --
                                                           ------           ------    ---------

    On August 1, 1994, the last full trading day prior to AHP's issuance of a press release announcing the transmission of a letter to the Company containing an offer to acquire the Company in a transaction in which shareholders would receive $95 per share in cash, the closing sale price per share of Common Stock reported on the NYSE was $63. On August 8, 1994, the last full trading day prior to commencement of the Initial Offer, the closing sale price per share of Common Stock reported on the NYSE was $91. On August 16, 1994, the last full trading day prior to the announcement of the execution of the Merger Agreement, the closing price per share of Common Stock reported on the NYSE was $94. On that date, the Board of Directors declared a regular quarterly cash dividend in the amount of $.4625 per share to shareholders of record on August 30, 1994. Such dividend was paid to such shareholders on September 30, 1994. On November 21, 1994, the last full trading day prior to the mailing of this Proxy Statement, the closing price per share of Common Stock reported on the NYSE was $100 7/8. The Revised Offer represents a premium of approximately 117% over the closing sale price per share of the Common Stock on the NYSE on March 31, 1994.

    Pursuant to the Merger Agreement, the Company has agreed not to declare or pay, and has not declared or paid, any dividends prior to consummation of the Merger, other than the Company's regular quarterly cash dividend paid on September 30, 1994. Except as set forth in the table above and except for the distribution on January 24, 1994 to holders of the Common Stock of one share of common stock of Cytec Industries Inc. for every seven shares of the Common Stock held by such holders, the Company has not declared or paid any dividends on the Common Stock since December 31, 1993.

SELECTED FINANCIAL INFORMATION CONCERNING THE COMPANY

    The selected historical consolidated financial data presented below for each of the last five fiscal years and the nine months ended September 30, 1994 and 1993 have been derived from the Company's historical financial statements. These data should be read in conjunction with the financial statements of the Company included elsewhere in this Proxy Statement.

                                                FOR THE NINE
                                                MONTHS ENDED
                                                SEPTEMBER 30          FOR THE YEAR ENDED DECEMBER 31,
                                               ---------------   ------------------------------------------
                                                1994     1993     1993     1992     1991     1990     1989
                                               ------   ------   ------   ------   ------   ------   ------
                                                           (IN MILLIONS, EXCEPT PER SHARE DATA)
OPERATIONS
Net Sales....................................  $3,788   $3,291   $4,277   $4,194   $3,821   $3,380   $3,014
Manufacturing Cost of Sales..................   1,542    1,257    1,633    1,568    1,473    1,336    1,134
Selling, Advertising, Administrative and
General......................................   1,328    1,182    1,607    1,560    1,383    1,211    1,059
Research and Development.....................     484      429      596      531      456      420      354
Acquired In-Process Research and
Development..................................      --      384      384       --       --       --       --
Restructuring................................      --       --      208       --       --       --       --
Interest and Other Income, Net...............      58       77      101       77       53       52       79
Interest Expense.............................      46       48       62       59       54       88      148
Taxes on Income..............................     126      127       43      196      163      120      150
Earnings (Loss) Before Minority Interests....     320      (59)    (155)     357      345      257      248
Earnings (Loss) From Continuing Operations...     324      (70)    (164)     350      329      240      232
Earnings (Loss) From Discontinued
Operations...................................      --     (622)    (622)      45       30      113       60
Cumulative Effect of Accounting Changes......      --     (333)    (333)      --       --       --       --
Net Earnings (Loss)..........................     324   (1,025)  (1,119)     395      359      353      292
Per Share of Common Stock
 Earnings (Loss) From Continuing
Operations...................................  $ 3.59   $ (.78)  $(1.82)  $ 3.85   $ 3.53   $ 2.52   $ 2.48
 Earnings (Loss) From Discontinued
Operations...................................      --    (6.92)   (6.92)    0.50     0.32     1.19     0.64
 Cumulative Effect of Accounting Changes.....      --    (3.70)   (3.70)      --       --       --       --
 Net Earnings (Loss).........................    3.59   (11.40)  (12.44)    4.35     3.85     3.71     3.12
 Cash Dividends..............................  1.3625   1.2875   1.7250   1.6125   1.4625     1.35   1.3125
Average number of shares of Common Stock
 outstanding
 (used in calculating earnings per share)....    90.2     89.9     89.9     90.8     93.2     95.1     93.7

OTHER DATA (AT PERIOD END)
Capital Additions............................  $  201   $  220   $  306   $  311   $  300   $  298   $  296
Current Assets...............................   3,032    2,764    3,086    2,209    1,996    2,139    2,118
Current Liabilities..........................   2,439    2,218    2,730    1,370    1,202    1,315    1,571
Working Capital..............................     593      546      356      839      794      824      547
Plants, Equipment and Facilities.............   3,270    2,962    3,106    2,710    2,509    2,337    2,012
Net Plant Investment.........................   1,831    1,675    1,770    1,563    1,450    1,338    1,188
Total Assets.................................   6,138    5,660    6,057    5,067    4,689    4,729    4,687
Funded Debt..................................     327      387      344      408      380      386      457
Shareholders' Equity.........................   1,759    1,568    1,367    2,721    2,604    2,563    2,321

    See "SELECTED FINANCIAL INFORMATION OF THE COMPANY".

                                PRELIMINARY COPY

                           AMERICAN CYANAMID COMPANY
                               ONE CYANAMID PLAZA
                            WAYNE, NEW JERSEY 07470
                              -------------------
                                PROXY STATEMENT
                      FOR SPECIAL MEETING OF SHAREHOLDERS
                        TO BE HELD ON DECEMBER 28, 1994
                              -------------------

                                  INTRODUCTION

GENERAL

    This Proxy Statement is furnished to shareholders of American Cyanamid Company, a Maine corporation (the "Company"), in connection with the solicitation of proxies by the Board of Directors (the "Board of Directors") of the Company from holders of the outstanding shares of the Common Stock, $5.00 par value per share (the "Common Stock"), of the Company for use at a Special Meeting of Shareholders to be held on December 28, 1994, at 10:00 a.m., New York City time, at the Woodfield Suite of the Short Hills Hilton Hotel, 41 J.F.K. Parkway, Short Hills, New Jersey, and at any adjournments or postponements thereof (the "Special Meeting"). This Proxy Statement, the enclosed Notice of Special Meeting and the enclosed form of proxy are first being sent or given to shareholders of the Company on or about December 13, 1994.

    At the Special Meeting, shareholders will be asked to approve the Agreement and Plan of Merger, dated August 17, 1994, as amended as of September 22, 1994 and November 17, 1994 (as so amended, unless the context otherwise requires, the "Merger Agreement"), among American Home Products Corporation, a Delaware corporation ("AHP"), AC Acquisition Corp., a Delaware corporation and an indirect wholly owned subsidiary of AHP ("Purchaser"), and the Company. A conformed copy of the Merger Agreement is included with this Proxy Statement as Annex A. The Merger Agreement provides for the merger (the "Merger") of Purchaser with and into the Company, with the Company to be the surviving corporation (the "Surviving Corporation") in the Merger. As a result of the Merger, the Company will become a wholly owned, indirect subsidiary of AHP.

    On August 10, 1994, Purchaser commenced a cash tender offer for all outstanding shares of the Common Stock at a price of $95 per share. On August 17, 1994, the Company entered into the Merger Agreement with AHP and Purchaser, and pursuant thereto, on August 23, 1994, Purchaser revised such tender offer pursuant to a Supplement to Offer to Purchase (which, together with the related letters of transmittal, constitute the "Revised Offer"), among other things, to increase the price per share of Common Stock offered to $101. On November 21, 1994, in accordance with the terms of the Merger Agreement, Purchaser accepted for payment pursuant to the Revised Offer 89,559,795 shares of Common Stock (approximately 97.6% of the Common Stock outstanding prior to the completion of the Revised Offer), consisting of all shares tendered as of such date, at $101 per share. The Merger follows the purchase of shares of Common Stock pursuant to the Revised Offer as the second and final step in the acquisition of the Company under the Merger Agreement.

    As a result of the purchase of shares of Common Stock pursuant to the Revised Offer and the prior acquisition of 10,000 shares of Common Stock, Purchaser owns 89,569,795 shares of the Common Stock, constituting approximately 97.6% of the issued and outstanding shares of the Common Stock as of the Record Date (as defined below). This number of shares of Common Stock is sufficient to approve the Merger Agreement without the affirmative vote of any other shareholder. As required by the Merger Agreement, AHP and Purchaser will cause all of such shares of Common Stock owned by

Purchaser to be voted in favor of the approval of the Merger Agreement and the transactions contemplated thereby.

    Pursuant to the terms of the Merger Agreement, after the approval of the Merger Agreement by the shareholders of the Company, the satisfaction or waiver of the other conditions to the Merger and the filing of Articles of Merger by the Secretary of State of the State of Maine and the filing of a copy of the Merger Agreement or a Certificate of Merger with the Secretary of State of the State of Delaware (the date and time of the later to occur of such filings is hereinafter referred to as the "Effective Time"), each share of the Common Stock issued and outstanding immediately prior to the Effective Time (other than shares held (i) in the treasury of the Company or owned by AHP, Purchaser or any other direct or indirect subsidiary of AHP or the Company (which will be cancelled and retired without any conversion thereof and without any payment with respect thereto), (ii) by holders ("Section 909 Holders") who have filed with the Company a written objection to the Merger and have not voted in favor of the Merger, and who have properly demanded in writing (and have not failed to perfect or otherwise withdrawn or effectively lost their rights to) appraisal for such shares in accordance with Section 909 of the Maine Business Corporation Act (the "MBCA"), and (iii) by holders ("Section 910 Holders") who have properly demanded in writing (and have not failed to perfect or otherwise withdrawn or effectively lost their rights to) appraisal for such shares in accordance with
Section 910 of the MBCA) will be cancelled, extinguished and converted into the right to receive $101 per share in cash, without interest thereon.

VOTING AT THE SPECIAL MEETING

    The Board of Directors has fixed the close of business on December 12, 1994 as the record date (the "Record Date") for the determination of shareholders entitled to notice of and to vote at the Special Meeting. At the close of
business on the Record Date, there were       shares of Common Stock issued and
outstanding, each of which is entitled to one vote at the Special Meeting, held
by approximately       holders of record.

    Shares of Common Stock represented by a properly signed, dated and returned proxy will be treated as present at the meeting for purposes of determining a quorum, without regard to whether the proxy is marked as casting a vote or abstaining. Proxies relating to "street name" shares that are voted by brokers will be counted as shares present for purposes of determining the presence of a quorum, but will not be treated as shares having voted at the Special Meeting as to the Merger proposal if authority to vote is withheld by the broker. Under the MBCA, the affirmative vote of at least a majority of the outstanding shares of Common Stock is required to approve the Merger Agreement. Accordingly, abstentions and broker non-votes will have the same effect as votes against the approval of the Merger pursuant to the Merger Agreement.

    Purchaser owns approximately 97.6% of the issued and outstanding shares of the Common Stock as of the Record Date, and all of such shares owned by Purchaser will be voted in favor of the approval of the Merger Agreement and the transactions contemplated thereby. ACCORDINGLY, NO OTHER ACTION BY ANY OTHER SHAREHOLDER IS REQUIRED TO APPROVE THE MERGER.

    In order to vote in favor or against the approval of the Merger Agreement at the Special Meeting, shareholders may attend the Special Meeting or deliver executed proxies to the Secretary of the Company at One Cyanamid Plaza, Wayne, New Jersey 07470. It is not anticipated that any other matters will be brought before the Special Meeting.

    Shareholders have the right to dissent from the Merger and to be paid the "fair value" of their shares of Common Stock by following the procedures prescribed in Section 909 of the MBCA. See Annex B and "THE MERGER--Rights of Dissenting Shareholders". INSTRUCTIONS WITH REGARD TO THE SURRENDER OF SHARE CERTIFICATES TO THE PAYING AGENT, TOGETHER WITH A LETTER OF TRANSMITTAL TO BE USED FOR THIS PURPOSE,

WILL BE FORWARDED TO THE COMPANY'S SHAREHOLDERS AS PROMPTLY AS PRACTICABLE FOLLOWING THE EFFECTIVE TIME. SHAREHOLDERS SHOULD SURRENDER SHARE CERTIFICATES ONLY AFTER RECEIVING A LETTER OF TRANSMITTAL. SHAREHOLDERS SHOULD NOT SEND ANY SHARE CERTIFICATES AT THIS TIME.

                                   THE MERGER

BACKGROUND OF THE MERGER

    For some time prior to August 2, 1994, when AHP advised Albert J. Costello, Chairman and Chief Executive Officer of the Company, and the Board of Directors of its proposal to acquire the Company for $95 per share of Common Stock in cash, the Company had been exploring possible restructuring programs to strengthen its businesses. The Company's management ("Management"), in consultation with one or both of the Company's financial advisors, Morgan Stanley & Co. Incorporated ("Morgan Stanley") and CS First Boston Corporation ("First Boston"), evaluated various potential strategic transactions with a variety of companies around the world. As a result of this process, the Company determined to pursue a transaction in which the Company would transfer to a third party certain assets used in the conduct of its human pharmaceutical and consumer health businesses in exchange for certain assets to be used in its human vaccine and animal health businesses (the "Asset Transaction").

    On July 25, 1994, John R. Stafford, Chairman, President and Chief Executive Officer of AHP, contacted Mr. Costello by telephone, and suggested that he would like to meet with him. Mr. Costello and Mr. Stafford tentatively scheduled a meeting for August 15, 1994. On July 27, 1994, Mr. Costello received a letter from Mr. Stafford, suggesting that Mr. Costello not take any definitive steps regarding the Company's pharmaceutical business before meeting with Mr. Stafford.

    On August 2, 1994, Mr. Costello and the members of the Board of Directors received a letter from Mr. Stafford, in which AHP proposed to acquire the Company for $95 a share of Common Stock in cash. On August 3, 1994, Mr. Stafford sent a second letter to Mr. Costello personally, in which he indicated his desire to conclude a friendly merger of AHP and the Company.

    On August 3, 1994, Management expanded the role of Morgan Stanley to include assisting the Company in connection with its evaluation of the AHP proposal and of any strategic alternatives to the proposal that might be available to the Company. The Company also retained First Boston to render financial advisory services to the Company with respect to the AHP proposal and such other matters as were agreed upon by the Company and First Boston.

    On August 8, 1994, the Board of Directors met for the purpose of receiving a report from Management and its financial and legal advisors on the AHP proposal, the status of the Asset Transaction and the other strategic alternatives to the AHP proposal being considered by Management.

    On August 9, 1994, AHP and Purchaser instituted litigation (the "AHP/Company Litigation") in the United States District Court for the District of Maine against the Company and various members of the Board of Directors, seeking, among other things, to require the Board of Directors to take actions necessary to redeem the Company's preferred stock purchase rights (each, a "Right") and render the restrictions on business combinations contained in Section 611-A of the MBCA ("Section 611-A") inapplicable to the Merger, and against the Company challenging the constitutionality of Section 611-A. See "THE MERGER--Inapplicability of Certain Voting Requirements" for a discussion of
Section 611-A.

    On August 10, 1994, AHP and Purchaser commenced a cash tender offer (the "Original Offer") for all outstanding shares of Common Stock at a purchase price of $95 per share upon the terms and subject to the conditions set forth in the Offer to Purchase dated that date. In addition, on such date, AHP filed a Premerger Notification and Report Form with the Federal Trade Commission (the "FTC") and the Antitrust Division of the Department of Justice under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended (the "HSR Act").

    Following the commencement of the Original Offer on August 10, the Company issued a press release which stated that the Board of Directors would meet no later than ten business days thereafter to review the Original Offer and urged all shareholders to take no action on the Original Offer until the Board of Directors had the opportunity to review such Original Offer and to issue a recommendation with respect thereto to the Company's shareholders.

    On the afternoon of Friday, August 12, 1994, and in anticipation of the Board of Directors' regularly scheduled August 16, 1994 meeting, Morgan Stanley contacted Gleacher & Co. Inc. ("Gleacher"), financial advisor to AHP. Morgan Stanley advised Gleacher that the Board of Directors would be meeting on August 16 and asked whether there were any additional matters regarding the Initial Offer that the Board should consider at such meeting.

    Following such initial call, there were numerous calls between Morgan Stanley and Gleacher during Saturday, August 13, 1994, and between Morgan Stanley and Gleacher and the legal advisors to the Company and AHP on Sunday, August 14, 1994, principally in respect of the price to be paid for the Common Stock pursuant to AHP's tender offer. These conversations culminated in a meeting on Sunday evening, August 14, between Mr. Costello and Mr. Stafford. No agreement was reached at such meeting.

    The financial and legal advisors of the Company and AHP continued to have telephone discussions during Monday, August 15, 1994. On Monday afternoon, Mr. Stafford sent a letter to Mr. Costello, offering to pay $100 per share of Common Stock subject to certain conditions. Following receipt of such letter, discussions continued between the financial and legal advisors to each of the Company and AHP. Between Monday evening and Wednesday morning, August 17, 1994, the parties negotiated the terms of the Merger Agreement, and on August 17, following approval by the Board of Directors and the board of directors of AHP, AHP, Purchaser and the Company executed the Merger Agreement providing for the $101 per share Revised Offer and the Merger.

    On August 17, 1994, in accordance with the Merger Agreement, AHP filed with the United States District Court for the District of Maine a notice of dismissal of the AHP/Company Litigation without prejudice to all claims against the Company and without costs to any party.

    On August 23, 1994, pursuant to the Merger Agreement, AHP and Purchaser amended the Original Offer to increase the cash purchase price to $101 per share. In addition, on such date, the Company filed a Solicitation/Recommendation Statement on Schedule 14D-9 with the Securities and Exchange Commission (the "Commission") stating that the Board of Directors has unanimously approved the Merger Agreement and the transactions contemplated thereby and determined that each of the Revised Offer and the Merger is fair to, and in the best interests of, its shareholders and unanimously recommends that its shareholders accept the Revised Offer and tender their shares of Common Stock pursuant thereto.

    On November 10, 1994, AHP reached an agreement with the Staff of the FTC regarding the acquisition of the Company. See "THE MERGER--Regulatory Approvals".

    On November 21, 1994, Purchaser accepted for payment a total of 89,559,795 shares of Common Stock pursuant to the Revised Offer. Such shares constituted, together with 10,000 shares of Common Stock previously purchased by AHP and transferred to Purchaser, approximately 97.6% of the then outstanding shares of Common Stock.

    On November 21, 1994, in accordance with the terms of Merger Agreement, nine of the eleven directors of the Company resigned and eight of the resulting vacancies were filled with designees of Purchaser. Designees of Purchaser elected to the Board of Directors were John R. Stafford, Robert G. Blount, Stanley F. Barshay, Louis L. Hoynes, Jr., Joseph J. Carr, Fred Hassan, John R. Considine and Thomas M. Nee.

RECOMMENDATIONS OF THE BOARD OF DIRECTORS

    On August 16 and August 17, 1994, the Board of Directors unanimously approved the Merger Agreement, the Revised Offer and the Merger and determined that each of the Revised Offer and the Merger is fair to, and in the best interests of, shareholders of the Company and recommended that shareholders of the Company accept the Revised Offer, tender their shares of Common Stock to Purchaser and approve the Merger Agreement and the transactions contemplated thereby. ACCORDINGLY, THE BOARD OF DIRECTORS RECOMMENDS THAT THE SHAREHOLDERS OF THE COMPANY VOTE FOR APPROVAL OF THE MERGER AGREEMENT. Certain members of the Board of Directors had and have certain interests which may present them with a potential conflict of interest in connection with the Merger. See "THE MERGER--Interests of Certain Persons in the Merger".

    In determining to recommend approval of the Merger Agreement, the Board of Directors considered a number of factors, including the following: (i) the terms and conditions of the Revised Offer and the Merger Agreement; (ii) presentations by Management (at the August 8, 1994 meeting, the August 16, 1994 meeting and at previous meetings of the Board of Directors) regarding the financial condition, results of operations, business and prospects of the Company, including the prospects of the Company were it to remain independent and consummate the Asset Transaction or other alternative transactions; (iii) the Board's belief that the Asset Transaction or reasonably likely alternative transactions were unlikely to provide values to the shareholders of the Company superior to the Revised Offer;
(iv) the fact that since August 2, 1994, the date AHP first announced its proposal to acquire the Company, there were been no indications that any other person would be willing to make a cash offer for the whole Company on terms superior to those contained in the Revised Offer; (v) the trading price of the Common Stock over the past three years and that the $101 per share price in the Revised Offer represents a premium of approximately 60% over the closing sales price for the Common Stock on the New York Stock Exchange (the "NYSE") on August 1, 1994, the last trading day prior to the public announcement by AHP of its interest in acquiring the Company, and a premium of approximately 117% over the closing sales price on the NYSE on March 31, 1994; (vi) the recommendation of Management that the Revised Offer and the Merger be approved; (vii) presentations of Morgan Stanley and First Boston at the August 16 and 17 meeting of the Board of Directors and the opinions of Morgan Stanley and First Boston that, as of the date of such opinions, the consideration to be received by the Company's shareholders pursuant to the Merger Agreement is fair, from a financial point of view, to such holders; (viii) that the Merger Agreement permits the Company to terminate the Merger Agreement if any person shall have made a bona fide offer to acquire the Company (A) that the Board determines in its good faith judgement is more favorable to the Company's shareholders than the Revised Offer and the Merger and (B) as a result of which the Board is obligated by its fiduciary duty under applicable law to terminate the Merger Agreement; (ix) the termination provisions of the Merger Agreement, as originally executed, providing that AHP and Purchaser could be entitled to receive a fee of $100 million, as well as reimbursement of out-of-pocket fees and expenses actually incurred by them or on their behalf in connection with the Revised Offer, the Merger and the transactions contemplated by the Merger Agreement under certain circumstances, including the termination of the Merger Agreement by AHP if the Board of Directors shall have withdrawn or modified in a manner adverse to Purchaser its approval or recommendation of the Revised Offer, the Merger Agreement or the Merger or shall have recommended another offer or transaction or shall have resolved to effect any of the foregoing or the termination of the Merger Agreement by the Company under the circumstances described in clause (viii) above, and reimbursement of AHP and Purchaser's out-of-pocket fees and expenses actually incurred by them or on their behalf in connection with the Revised Offer, the Merger and the transactions contemplated by the Merger Agreement upon the termination of the Merger Agreement by AHP in the event of a breach by the Company of its representations, warranties or covenants; and (x) the proposed revisions to the conditions contained in the Original Offer, including the agreement of AHP to eliminate in the Revised Offer the financing condition included as part of the Original Offer.

OPINIONS OF FINANCIAL ADVISORS

    Each of Morgan Stanley and First Boston (together, the "Financial Advisors") was retained to render financial advisory services to the Company with respect to the proposals made by AHP and such other matters as may be agreed upon by the Company and such financial advisor. Morgan Stanley and First Boston have delivered their opinions that, as of the date of such opinions, the consideration to be received by the Company's shareholders pursuant to the Merger Agreement is fair, from a financial point of view, to such holders. The amount of such consideration was determined in negotiations between AHP and the Company.

    For purposes of their opinions, the Financial Advisors, among other things:
(i) analyzed certain publicly available financial statements and other information of the Company; (ii) analyzed certain internal financial statements and other financial and operating data concerning the Company prepared by Management; (iii) analyzed certain financial projections prepared by Management;
(iv) discussed the past and current operations and financial condition and the prospects of the Company with senior executives of the Company; (v) reviewed the reported prices and trading activity for the Common Stock; (vi) compared the financial performance of the Company and the prices and trading activity of the Common Stock with that of certain other comparable publicly-traded companies and their securities; (vii) reviewed the financial terms, to the extent publicly available, of certain comparable acquisition transactions; (viii) participated in discussions and negotiations among representatives of the Company and AHP and their financial and legal advisors; (ix) reviewed the Merger Agreement and certain related documents; and (x) performed such other analyses as they deemed appropriate.

    The Financial Advisors assumed and relied upon without independent verification the accuracy and completeness of the information reviewed by them for the purposes of their opinions, and, with respect to the financial projections, assumed that they have been reasonably prepared on bases reflecting Management's best currently available estimates and judgments of the future financial performance of the Company. The Financial Advisors did not make any independent valuations or appraisals of the assets and liabilities of the Company, nor were they furnished with any such appraisals.

    The summary set forth above does not purport to be a complete description of the analysis performed by Morgan Stanley and First Boston. The preparation of a fairness opinion is a complex process, and is not necessarily susceptible to partial analysis or summary description. Selecting portions of Morgan Stanley's and First Boston's analyses or any of the factors considered by them without considering all factors and the analysis as a whole could create an incomplete view of the process underlying their respective opinions. The analyses were considered in the context of general business, market and economic conditions existing at the time, many of which are beyond the control of the Company or AHP.

    Copies of the opinion letters of Morgan Stanley and First Boston, each dated August 17, 1994, which set forth the procedures followed, the matters considered and the assumptions made by the Financial Advisors in arriving at their opinions, are included with this Proxy Statement as Annex C and Annex D, respectively, and are incorporated herein by reference. The full text of such opinions should be read carefully in their entirety by shareholders in conjunction with the foregoing matters.

    As compensation for its financial advisory services, pursuant to the terms of an engagement letter dated August 3, 1994, the Company agreed to pay Morgan Stanley (a) an initial fee of $5.0 million, (b) a transaction fee of $13.0 million and (c) an incentive fee of approximately $5.8 million, based on the price to be paid per share of Common Stock in excess of $95. As compensation for its financial advisory services, pursuant to the terms of an engagement letter dated August 3, 1994, the Company agreed to pay First Boston (a) an initial fee of $3.5 million, (b) a transaction fee of $14.5 million and (c) an incentive fee of approximately $5.8 million, based on the price to be paid per share of Common Stock in excess of $95.

    The Company has also agreed to reimburse the Financial Advisors for their out-of-pocket expenses, including all fees and disbursements of counsel, and to indemnify the Financial Advisors and certain related persons against certain liabilities in connection with their engagement, including certain liabilities under the federal securities laws.

    Each of Morgan Stanley and First Boston have provided financial advisory and other services to both the Company and AHP in the past and have received fees for the rendering of these services.

INTERESTS OF CERTAIN PERSONS IN THE MERGER

    In considering the recommendation of the Board of Directors with respect to the Merger, shareholders should be aware that certain members of Management and the Board of Directors at the time of approval of the Merger Agreement had, and currently have, certain interests which may present them with potential conflicts of interest in connection with the Merger, as summarized below.

    Stock Options. The Merger Agreement provides that, immediately prior to the Effective Time, each outstanding employee stock option and any related stock appreciation right (together, an "Employee Option"), whether or not then exercisable, shall be cancelled by the Company, and each holder of a cancelled Employee Option shall be entitled to receive at the Effective Time or as soon as practicable thereafter (or, if later, the date six months and one day following the grant of such Employee Option) from the Company in consideration for the cancellation of such Employee Option an amount in cash equal to the product of
(i) the number of shares of Common Stock previously subject to such Employee Option and (ii) the excess, if any, of $101 over the exercise price per share previously subject to such Employee Option. Notwithstanding the requirement that each Employee Option be cancelled immediately prior to the Effective Time, prior to consummation of the Revised Offer, the Company, with the consent of AHP and Purchaser, completed such cancellation immediately prior to such consummation. As of October 31, 1994, options to purchase 4,625,478 shares of Common Stock were outstanding, all of which were exercisable as of October 19, 1994, at exercise prices ranging between $10.87 and $64.19 per share. The Merger Agreement prohibits the Company from granting any additional options for shares of Common Stock. The following amounts have been paid to Management upon cancellation of the Employee Options: Mr. Costello, Chairman and Chief Executive Officer--$8,507,194, Mr. AtLee, President--$5,417,950, Mr. Martin, Vice President, Treasurer and Chief Financial Officer--$2,025,863, Mr. Bethune, Group Vice President--$1,966,053, Mr. Murray, Group Vice President--$2,029,563. In addition, Mr. George J. Sella, Jr., former chief executive officer of the Company, received $8,277,434 upon cancellation of Employee Options.

    Incentive Compensation Plans. The Company sponsors an Incentive Compensation Plan for key members of Management ("Key Managers") and a Cash Incentive Compensation Plan for certain other Management employees. Participants in the Incentive Compensation Plan are eligible for awards of Current Allotments (annual incentive awards) and Performance Allotments (long-term incentive awards, based on a four year cycle) the value of which are determined by the Compensation Committee of the Board of Directors (the "Compensation Committee") based, in part, on the achievement by the Company of preestablished performance targets. Participants in the Cash Incentive Compensation Plan receive cash awards if preestablished annual performance targets are attained. Participants in both plans above a certain salary level may defer their awards. To preserve the expectations of participants in their Incentive Compensation Plan awards, the Merger Agreement permits the Company to take, and the Company has taken, the following actions:

        Deferred Awards. Under the terms of the plans, the Company has designated the purchase of the shares pursuant to the Revised Offer as a Change in Control. As a result of such designation, all deferred awards have been cashed out.

        1994 Awards. The Merger Agreement provides that AHP shall cause the Company to pay Current Allotments under the Incentive Compensation Plan and cash incentive compensation awards under the Cash Incentive Compensation Plan in respect of 1994 in accordance with

    Compensation Committee's rules for the applicable plans based on (i) the applicable 1994 targets (which were established at the beginning of 1994) and (ii) the actual performance of the Company. The determination of the performance of the Company and its subsidiaries will be made in good faith by the certified public accountants of the Company who were the Company's certified public accountants prior to the purchase of the shares of Common Stock pursuant to the Revised Offer after disregarding the financial effects of the transactions contemplated by the Merger Agreement and any other changes made by AHP (after the purchase of Common Stock pursuant to the Revised Offer) to the operations, finances or corporate structure of the Company and its subsidiaries. Awards will be paid as soon as practicable after the end of 1994. However, if prior to the date awards are paid, a participant's employment is terminated without cause by the Company or the participant voluntarily resigns following a reduction in base salary, the Company shall pay the participant's award under the applicable plan as soon as practicable following the termination of the participant's employment.

        Long-Term Awards. The Merger Agreement provides for the cashout of Performance Allotments in two installments. The first installment (the "Initial Payment") is equal to the target value of the Performance Allotments (determined in accordance with the Compensation Committee's valuation rules under the Incentive Compensation Plan). The target value will be paid to eligible participants following the purchase of the shares of Common Stock pursuant to the Revised Offer. The second installment (the "Additional Payment") is equal to the excess of the amount an employee would have received had the value of the Performance Allotments been calculated at 141.5% of the target bonus (a percentage based on the Company's historical performance in its four most recently completed years) over the Initial Payment. To be eligible for the Additional Payment a participant must either be employed by the Company on December 31, 1994 or have terminated employment after the purchase of the shares of Common Stock pursuant to the Revised Offer either involuntarily without cause or voluntarily following a reduction in base salary. Additional Payments will be made as soon as practicable after December 31, 1994. However, if prior to the date Additional Payments are paid, a participant's employment is terminated without cause by the Company or the participant voluntarily resigns following a reduction in base salary, the Company will be required to pay the participant the Additional Payment as soon as practicable following the termination of the participant's employment.

    Income Continuity Plans. The Company sponsors an Executive Income Continuity Plan (for officers of the Company) and a Key Manager Income Continuity Plan. Under the Merger Agreement, AHP agreed that the Company could amend, and the Company has amended, each of these plans to enhance benefits and, in the case of the Executive Income Continuity Plan, broaden the eligible class of participants, all described below:

        Executive Income Continuity Plan. AHP agreed that the Executive Income Continuity Plan could be amended to (i) eliminate the 10 year eligibility requirement for any person otherwise eligible to participate who is terminated other than for cause, or who resigns because of a reduction in base salary within two years after the purchase of the Common Stock pursuant to the Revised Offer, (ii) permit the participation of the Secretary of the Company, Mrs. A.C. Brennan (with an income continuity benefit of one times salary plus target bonus), (iii) provide for the lump sum cash out of income continuation payments, (iv) eliminate the noncompetition clause, (v) modify the definition of good reason to include a failure to continue a participant in the Incentive Compensation Plan, or a plan providing benefits that are not substantially less favorable than the benefits provided under such plan,
    (vi) modify the definition of good reason to eliminate the exclusion for modifications of benefit programs that are applied uniformly to all members, and (vii) eliminate the restriction on payment of income continuation benefits beyond age 60 to participants who also participate in the Company's Supplemental Employees' Retirement Plan ("SERP").

        Key Manager Income Continuity Plan. AHP agreed that the Key Manager Income Continuity Plan could be amended to (i) permit participants to recover reasonable attorneys' fees in connection with a dispute regarding the plan (unless the participant's claim is frivolous), and (ii) adopt the changes described in clauses (iii) hrough
    (vii) in the previous paragraph that were authorized with respect to the Executive Income Continuity Plan.

    Supplemental Employee Retirement Plan (the "SERP"). The Compensation Committee may elect an employee who is a participant in the Retirement Plan to be a member in the SERP. Under the SERP, a member may retire and receive a benefit under the plan, provided (i) the member has at least 10 years of service, (ii) is fully vested in his or her benefits under the Employees Retirement Plan, and (iii) his employment with the Company is terminated other than for cause; provided, however, that a member may not receive a benefit prior to the first day of the month following the member's 60th birthday (or such earlier date as determined by the Compensation Committee (for any officers) or the Executive Committee (for any other members)). The SERP benefit is equal to the excess of (i) the pension that would have been payable under ERISA Employees Retirement Plan and the ERISA Excess Retirement Plan (a plan which pays a benefit equal to the excess of the benefit payable under the Employees Retirement Plan had the benefit not been limited by the tax laws and the actual benefit paid under such plan) with the following modifications: (1) for pension calculation purposes, such member is deemed to have continued employment and earnings for five additional years, but not beyond age 65 unless a different period is specified by the Compensation Committee (for any officers) or the Executive Committee (for any other members), (2) average annual earnings are calculated using the highest three of the last ten years (including years in which such member is deemed to have continued earnings under clause (i) above) and including in such annual earnings 100% of such member's annual target incentive compensation (other than Performance Allotments).

    With respect to any Key Manager who does not currently participate in the SERP, the Merger Agreement provides that if, within two years following the date shares of Common Stock were purchased pursuant to the Revised Offer, a Key Manager's employment terminates without cause (or the Key Manager resigns following a reduction in base salary) and at the time of the termination of the Key Manager's employment the Key Manager had attained age 50 with 10 years of service, the Key Manager will become a SERP member. The Merger Agreement provides that a Key Manager's SERP benefit will commence no earlier than the first day of the month following the Key Manager's 60th birthday.

    Compensation Taxation Equalization Plan. The Company's Compensation Tax Equalization Plan requires the Company to gross-up any employee, officer or director subject to the tax on excess parachute payments for the amount of the tax imposed under Section 4999 of the Internal Revenue Code of 1986, as amended, as well as incremental income and excise taxes imposed as a result of such gross-up payment. As a result of the Merger, certain amounts provided to employees may result in liability under this plan.

    Employees Retirement Plan. The Employees Retirement Plan is a defined benefit pension plan that covers all domestic employees of the Company, the employees of many of its domestic subsidiaries, and employees outside the United States, as the Administrator of the Employees Retirement Plan determines. If the Employees Retirement Plan is terminated or merged into another plan within three years following the Change in Control and at the time of such termination or merger, the Employees Retirement Plan is overfunded, Company employees (and other employees in the Company's controlled group) may receive an allocation of such overfunding.

    Employees Savings Plan. The Company sponsors an Employee Savings Plan for employees of participating companies with at least one month of service. Under the plan, employees are entitled to receive matching contributions after one year with the Company and an allocation of any Company profit sharing contribution (called "Performance Contribution"). The Company has made a Performance Contribution pursuant to the plan if Company performance targets are achieved. Participants' interests in the matching and Performance Contributions allocated to their accounts vest in accordance with a graded vesting schedule and are fully vested after 5 years of service (as defined in the plan).

    AHP has agreed that the Company may amend, and the Company has amended, the Employee Savings Plan to provide for the vesting of participants' interests effective as of the date shares of Common Stock are purchased pursuant to the Revised Offer. In addition, AHP has agreed that if the actual performance of the Company and its subsidiaries as of December 31, 1994 satisfies the plan's conditions under which a Performance Contribution would be made, it will cause the Company to make an approximately $7 million Performance Contribution to the plan in accordance with the plan's current provisions. The determination of the performance of the Company and its subsidiaries will be determined in the same manner that performance is determined under the Incentive Compensation Plans.

    The Performance Contribution will be made as soon as practicable following the close of 1994 and the date the actual performance of the Company and its subsidiaries for 1994 is calculated. To be eligible to receive an allocation of the Performance Contribution, a participant generally must be employed on December 31, 1994. However, if prior to December 31, 1994, a participant's employment is terminated without cause by the Company or the participant voluntarily resigns following a reduction in base salary, the Company shall allocate to the participant the portion of the Performance Contribution that the participant would have otherwise been entitled to receive under the terms of the plan had the participant's employment not been so terminated and the participant shall be vested in such contribution.

    Non-Employee Directors Retirement Plan. The Company sponsors a Non-Employee Directors Retirement Plan. Directors are entitled to benefits if they have been a director for at least 36 months and if their service is terminated by reason of resignation at or after retirement age, for good reason, disability, expiration of their term after a Change in Control, a failure to be elected, or death. A death benefit is payable to directors' surviving spouses. Under the terms of the plan, the Company may designate the purchase of shares of Common Stock pursuant to the Revised Offer as a Change in Control. Furthermore, the Company may, and AHP has agreed to permit, the Company to amend the plan to (i) eliminate the 3 year eligibility requirement and (ii) designate the purchase of shares of Common Stock pursuant to the Revised Offer as a Change of Control to permit the acceleration of payments to one former director and one surviving spouse.

    Rabbi Trusts. Benefits under the SERP, the Non-Employee Directors Retirement Plan, the Company's Excess Retirement Plan (a plan which pays a benefit equal to the excess of the benefit payable under the Employees Retirement Plan had the benefit not been limited by the tax laws and the actual benefit paid under such plan), and the Compensation Taxation Equalization Plan are unfunded benefits. Rabbi trusts (i.e., trusts the assets of which are subject to the claims of the Company's creditors) had previously been established in respect of some of these benefits but only one had previously been funded. AHP has agreed that the Company may fund one or more of these rabbi trusts in respect of (i) benefits payable under ERISA and the Excess Retirement Plan, (ii) benefits payable under the SERP but only for (a) retired SERP participants currently receiving their benefit, (b) SERP participants who have not retired but are currently participating, and (c) Key Managers who become SERP participants prior to the date they would otherwise be eligible in accordance with the provisions of the Merger Agreement, and (iii) related gross up amounts, if any, under the Compensation Taxation Equalization Plan, plus fees. According to the terms of the rabbi trust agreements, once the Trusts are funded, each trust agreement may not be amended, nor may funding be reduced, without the consent of the majority of the trust beneficiaries whose benefits payable equal at least 80% of all amounts held in the trust. In addition, the trust agreement may not be terminated without the consent of all of the trust beneficiaries.

    Indemnification. Pursuant to the Merger Agreement, AHP has agreed that the by-laws of the Surviving Corporation shall for a period of no less than five years contain indemnification provisions that are no less favorable than the indemnification provisions in the Company's current by-laws. In addition, AHP has agreed that for a period of three years from the Effective Time the current directors' and officers' liability policy (or a policy providing coverage which is not materially less advantageous) with respect to the period preceding the Effective Time will be maintained. However, coverage may be limited if the cost of such coverage exceeds 150% of the current annual insurance premiums for such coverage.

    For a description of further arrangements between the Company and AHP with respect to employee matters, see "THE MERGER--The Merger Agreement".

    In addition to the foregoing matters, shareholders should be aware that, since November 21, 1994, pursuant to the Merger Agreement, the Board of Directors has consisted and currently consists of ten Board members, eight of whom were designated by Purchaser and are affiliated with AHP and two non-employee directors.

PAYMENT FOR SHARES OF COMMON STOCK

    As a result of the Merger, holders of certificates formerly representing shares of Common Stock will cease to have any equity interest in the Company. After consummation of the Merger, all certificates formerly evidencing shares of Common Stock (other than shares held (i) in the treasury of the Company or owned by AHP, Purchaser or any other direct or indirect subsidiary of AHP or the Company (which will be cancelled and retired without any conversion thereof and without any payment with respect thereto), (ii) by Section 909 Holders, and
(iii) by Section 910 Holders) will be required to be surrendered to Chemical Bank (the "Paying Agent") in order to receive the cash price of $101 per share of Common Stock to which the holders thereof will be entitled as a result of the Merger. No interest will be paid or accrued on the cash payable upon the surrender of such certificates.

    DETAILED INSTRUCTIONS WITH REGARD TO THE SURRENDER OF CERTIFICATES, TOGETHER WITH A LETTER OF TRANSMITTAL, WILL BE FORWARDED TO FORMER HOLDERS OF SHARES OF COMMON STOCK BY THE PAYING AGENT PROMPTLY FOLLOWING THE EFFECTIVE TIME. HOLDERS OF SHARES OF COMMON STOCK SHOULD NOT SUBMIT THEIR CERTIFICATES TO THE PAYING AGENT UNTIL THEY HAVE RECEIVED SUCH MATERIALS. PAYMENT FOR SHARES OF COMMON STOCK WILL BE MADE TO FORMER HOLDERS OF SHARES AS PROMPTLY AS PRACTICABLE FOLLOWING RECEIPT BY THE PAYING AGENT OF THEIR CERTIFICATES AND OTHER REQUIRED DOCUMENTS.

MANAGEMENT OF THE COMPANY'S BUSINESS AFTER THE MERGER; CERTAIN EFFECTS OF THE MERGER

    On November 29, 1994, AHP announced a work force reduction at the Company's former corporate headquarters in Wayne, New Jersey which involves the elimination of 200 positions out of 1,800 in Wayne and an additional 100 positions at other Company locations. The decision to eliminate these 300 positions was made after careful management review which identified corporate positions that duplicated those at AHP's existing headquarters in Madison, New Jersey and other AHP locations. The work force reductions will become effective January 31, 1995. In addition, Albert J. Costello, currently the Chief Executive Officer of the Company and Mr. Frank V. AtLee, President of the Company, who are assisting with the transition until the end of 1994, will leave the Company at that time. This represents the initial phase of a Company wide restructuring program as a result of the acquisition of the Company by AHP. AHP is continuing to conduct a detailed review of the Company and its assets, businesses, labor practices, operations, properties, corporate structure, capitalization, management and personnel and is considering and discussing with the Company what further changes will be desirable.

    Except as set forth above and as otherwise described in this Proxy Statement, AHP and the Company do not have any present plans or proposals that would relate to or result in an extraordinary corporate transaction such as a merger, reorganization or liquidation involving the Company or any of its subsidiaries or a sale or other transfer of a material amount of assets of the Company or any other material change in the Company's corporate structure or business or the composition of its Board of Directors or management.

    If the Merger is consummated, the Common Stock will cease to be listed on the NYSE, public trading of the Common Stock will cease and the registration of the Common Stock under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), will be terminated.

ACCOUNTING TREATMENT OF THE TRANSACTION

    The Merger will be accounted for under the "purchase" method of accounting. Accordingly, a determination of the fair value of the Company's assets and liabilities will be made in order to allocate the purchase price to the assets acquired and the liabilities assumed.

REGULATORY APPROVALS

    On November 10, 1994, AHP entered into an agreement with the FTC in connection with the Revised Offer. The agreement with the FTC requires AHP, among other things, to divest AHP's diphtheria and tetanus vaccines (1993 sales of $9.6 million) and to license the Company's rotavirus vaccine research program. The consent order included as part of the agreement will become final upon approval by the FTC after a required 60 day period for public comment.

    AHP, Purchaser and the Company know of no remaining federal or state regulatory requirements that must be complied with or approvals that must be obtained in order to consummate the Merger, other than the delivery of the Articles of Merger to, and filing by, the Secretary of State of the State of Maine and the filing of the Certificate of Merger or the Merger Agreement with the Secretary of State of the State of Delaware.

CERTAIN SHAREHOLDER LITIGATION

    Commencing on August 3, 1994, and continuing thereafter, the following twelve putative class action complaints (collectively, the "Complaints") were filed by alleged Company shareholders in the Superior Court of New Jersey, Chancery Division (Passaic Co.): (i) Levine v. American Cyanamid Co., No. C-159-94 (N.J. Super. Ct. Ch. Div.); (ii) Fernandez v. American Cyanamid Co., No. C-160-94 (N.J. Super. Ct. Ch. Div.); (iii) Delio v. American Cyanamid Co., No. C-161-94 (N.J. Super. Ct. Ch. Div.); (iv) Miller v. American Cyanamid Co., No. C-162-94 (N.J. Super. Ct. Ch. Div.); (v) Katz v. American Cyanamid Co., No. C-163-94 (N.J. Super. Ct. Ch. Div.); (vi) Spector v. American Cyanamid Co., No. C-166-94 (N.J. Super. Ct. Ch. Div.); (vii) Seinfeld v. American Cyanamid Co., No. C-168-94 (N.J. Super. Ct. Ch. Div.); (viii) Kelly v. American Cyanamid Co., No. C-169-94 (N.J. Super. Ct. Ch. Div.); (ix) Broudy v. American Cyanamid Co., No. C-170-94 (N.J. Super. Ct. Ch. Div.); (x) Sumers v. American Cyanamid Co., No. C-171-94 (N.J. Super. Ct. Ch. Div.); (xi) Lifshitz v. American Cyanamid Co., transferred from Mercer County Docket No. C-115-94; and (xii) Gould v. American Cyanamid Co., transferred from Mercer County Docket No. C-116-94. The Complaints name the Company and several of the Company's directors (collectively, the "Defendants") as defendants.

    The Complaints generally allege that the Company's directors have violated their fiduciary duties of loyalty and fair dealing by allegedly failing to ensure the maximization of shareholder value in the sale of control of the Company, including the Company's failure to redeem its preferred stock rights plan (adopted on March 25, 1986), which purportedly makes it difficult for any potential acquiror not approved by the Defendants to obtain control of the Company. Among other things, plaintiffs seek preliminary and permanent injunctive relief which would require the directors to: (i) conduct an active auction of the Company; (ii) take all appropriate steps to enhance the Company's value as an acquisition candidate; and (iii) cooperate fully with any person or entity having a "bona fide interest" in acquiring the Company. The Defendants believe the plaintiffs' allegations are without merit.

    On August 9, 1994, and August 11, 1994, various plaintiffs filed motions with the New Jersey Superior Court, Chancery Division, seeking consolidation of the various actions referenced in the Complaints, appointment of lead counsel for plaintiffs, and expedited discovery.

    On August 17, 1994, plaintiffs' motion for appointment of lead counsel was granted and the Complaints were consolidated under the caption In Re American Cyanamid Company Shareholders

Litigation, docket No. C-159-94. On August 18, 1994, the Chancery Court granted plaintiffs permission to conduct limited discovery. On August 19, 1994, plaintiffs filed a motion for leave to file an amended complaint and a motion for additional discovery.

    On September 13, 1994, plaintiffs presented to the Chancery Court an order to show cause why a temporary restraining order enjoining the Revised Offer and the Merger should not be entered, among other relief. During a telephonic conference held on September 13, the Chancery Court declined to sign the order to show cause, and scheduled a hearing on plaintiffs' application for preliminary injunctive relief for September 21, 1994. On September 21, after briefing and oral argument, the Chancery Court denied plaintiffs' application to enjoin the Revised Offer and the Merger, finding that plaintiffs had failed to establish any of the required elements for issuance of a preliminary injunction.

    On November 17, 1994, the Defendants, AHP and counsel for plaintiffs entered into a Memorandum of Understanding ("MOU") providing for the settlement of the litigation (the "Settlement") by plaintiffs, the class of persons on behalf of whom plaintiffs have brought the litigation, the Company, the individual defendants, and AHP on the following terms and conditions, among others: (i) the termination fee that the Company is obligated to pay to AHP under certain circumstances described in the Merger Agreement, in the event the Offer and the Merger are not consummated, was reduced from $100 million in cash to $90 million in cash; (ii) the Company made to its shareholders the following additional disclosures prior to the consummation of the Revised Offer: (a) stockholders of the Company that tender shares of Common Stock to Purchaser pursuant to the Merger thereby forfeit any appraisal rights they would otherwise have in connection with the Merger, (b) the Company never formally invited other formal acquisition proposals, although the Company believes that it performed a thorough market check and that the Board of Directors fulfilled its fiduciary obligations in connection with the Revised Offer and the Merger, and (c) the Company received general expressions of interest in possible transactions with the Company from two other well established pharmaceutical companies prior to its entry into the Merger Agreement; (iii) the Defendants agree to stipulate jointly with plaintiffs, solely for purposes of effectuating the Settlement, to the conditional certification of a class of stockholder plaintiffs as to be defined in the stipulation of settlement; and (iv) the Defendants agree to submit to the New Jersey Supreme Court, Chancery Division, jointly with plaintiffs, the Settlement and to take no position upon the application of plaintiffs' counsel for an award of attorneys' fees in an amount not to exceed in the aggregate $200,000 and reimbursement of expenses not to exceed in the aggregate $20,000. Plaintiffs and the Defendants intend to submit the Settlement to the Chancery Court for its approval, upon a hearing to be held after notice to the members of the plaintiff class. This hearing has not yet been held and the approval of the court has not yet been obtained.

THE MERGER AGREEMENT

    The following is a summary of certain provisions of the Merger Agreement, a conformed copy of which is included with this Proxy Statement as Annex A. Such summary is qualified in its entirety by reference to the Merger Agreement.

    General. The Merger Agreement sets forth the terms and conditions upon which the Merger is to be effected. Upon the approval of the Merger Agreement by the holders of a majority of the shares of Common Stock at the Special Meeting and the satisfaction or waiver of the other conditions to the obligations of the parties thereto to consummate the Merger, the Merger will be consummated.

    At the Effective Time, Purchaser will be merged with the Company. By virtue of the Merger, at the Effective Time, (i) each share of Common Stock issued and outstanding immediately prior to the Effective Time (other than shares held (i) in the treasury of the Company or owned by AHP, Purchaser or any other direct or indirect subsidiary of AHP or the Company (which will be cancelled and retired without any conversion thereof and without any payment with respect thereto),
(ii) by Section 909 Holders, and (iii) by Section 910 Holders) will be cancelled, extinguished and converted into the right to receive $101 per share in cash, without interest thereon, less any required withholding taxes. At the

Effective Time, each share of common, preferred or other capital stock of Purchaser issued and outstanding immediately prior to the Effective Time will be converted into and become one validly issued, fully paid and nonassessable share of identical common, preferred or other capital stock of the Surviving Corporation.

    Effective Time. The Merger will become effective at such time as Articles of Merger have been delivered to and filed by the Secretary of State of the State of Maine and a copy of the Merger Agreement or a Certificate of Merger has been filed with the Secretary of State of the State of Delaware in accordance with the laws of the State of Maine and the State of Delaware, respectively. The required filings are expected to be made as soon as practicable after the approval of the Merger Agreement by the Company's shareholders at the Special Meeting and the satisfaction or waiver of the other conditions to consummation of the Merger.

    Agreements of the Company, Purchaser and AHP. In the Merger Agreement, the Company has agreed that, during the period from the date of the Merger Agreement to the Effective Time, except pursuant to the terms of the Merger Agreement or as disclosed with reasonable specificity in the documents and reports filed by the Company with the Commission prior to the date of the Merger Agreement, or unless AHP shall otherwise agree in writing, the businesses of the Company and its subsidiaries (other than Immunex Corporation ("Immunex")) will be conducted only in, and the Company shall not take any action (including with respect to Immunex), and its subsidiaries (other than Immunex) shall not take any action, except in, the ordinary course of business and in a manner consistent with past practice and in compliance with applicable laws; and the Company and its subsidiaries (other than Immunex) shall each use its reasonable best efforts to preserve substantially intact the business organization of the Company and its subsidiaries, to keep available the services of the present officers, employees and consultants of the Company and its subsidiaries and to preserve the present relationships of the Company and its subsidiaries with customers, suppliers and other persons with which the Company or any of its subsidiaries has significant business relations.

    By way of amplification and not limitation of the provisions described in the preceding paragraph, the Merger Agreement provides that neither the Company (including with respect to Immunex) nor any of its subsidiaries (other than Immunex) shall, between the date of the Merger Agreement and the Effective Time, directly or indirectly do, or propose or commit to do, any of the following, except pursuant to the terms of the Merger Agreement or as disclosed with reasonable specificity in the documents and reports filed by the Company with the Commission prior to the date of the Merger Agreement, or unless AHP shall otherwise agree in writing: (i) amend or otherwise change their respective Articles of Incorporation or By-Laws or equivalent organizational documents;
(ii) issue, deliver, sell, pledge, dispose of or encumber, or authorize or commit to the issuance, sale, pledge, disposition or encumbrance of, (A) any shares of capital stock of any class, or any options, warrants, convertible securities or other rights of any kind to acquire any shares of capital stock, or any other ownership interest (including but not limited to stock appreciation rights or phantom stock), of the Company or any of its subsidiaries (except for the issuance of up to 5,451,876 shares of Common Stock issuable in accordance with the terms of employee options outstanding as of August 12, 1994) or (B) any assets of the Company or any of its subsidiaries, except for sales of products in the ordinary course of business and in a manner consistent with past practice; (iii) declare, set aside, make or pay any dividend or other distribution, payable in cash, stock, property or otherwise, with respect to any of its capital stock, except for the regular quarterly dividend on the shares of Common Stock in the amount of $.4625 per Share declared on August 16, 1994 and the amounts to be paid upon the redemption of the Rights in accordance with the Merger Agreement; (iv) reclassify, combine, split, subdivide or redeem, purchase or otherwise acquire, directly or indirectly, any of its capital stock, except for the redemption of the Right at the redemption price of $.02 per Right in accordance with the Merger Agreement; (v)(A) acquire (by merger, consolidation, or acquisition of stock or assets) any corporation, partnership or other business organization or division thereof except for the completion of the Company's previously announced acquisition of the Shell Company's crop protection business, (B) incur any indebtedness for borrowed money or issue any debt securities or assume, guarantee or endorse, or otherwise as an accommodation become responsible for, the obligations of any person, or make any loans, advances or capital contributions to, or investments in, any other person, except for such of the foregoing incurred in the ordinary course of business, consistent with past practice, having a maturity not exceeding 90 days, in an aggregate amount not in excess (including refinancing of already outstanding amounts) of $900 million, (C) enter into any contract or agreement other than in the ordinary course of business consistent with past practice, (D) authorize any single capital expenditure which is in excess of $1 million or capital expenditures which are, in the aggregate, in excess of $20 million or (E) enter into or amend any contract, agreement, commitment or arrangement with respect to any of the foregoing matters set forth in this clause (v); (vi) except as described in the Merger Agreement or previously approved by AHP or to the extent required under existing employee and director benefit plans, agreements or arrangements as in effect on the date of the Merger Agreement, increase the compensation or fringe benefits of any of its directors, officers or employees, except for increases in salary or wages of employees of the Company or its subsidiaries who are not officers or directors of the Company in the ordinary course of business in accordance with past practice, or grant any severance or termination pay not currently required to be paid under existing severance plans to, or enter into any employment, consulting or severance agreement with any present or former director, officer or other employee of the Company or any of its subsidiaries (other than an agreement entered into in exchange for a release by an employee who is not an officer or director, of any and all claims against the Company following such employee's termination of employment, but only if the aggregate amount payable to any terminated employee under any such agreement does not exceed $100,000 and the aggregate amount payable pursuant to all such agreements does not exceed $1 million), or establish, adopt, enter into or amend or terminate any collective bargaining, bonus, profit sharing, thrift, compensation, stock option, restricted stock, pension, retirement, deferred compensation, employment, termination, severance or other plan, agreement, trust, fund, policy or arrangement for the benefit of any directors, officers or employees; (vii) except as may be required as a result of a change in law or in generally accepted accounting principles, change any of the accounting practices or principles used by it; (viii) make any tax election or settle or compromise any material federal, state, local or foreign tax liability; (ix) settle or compromise any pending or threatened suit, action or claim which is material or which relates to the transactions contemplated by the Merger Agreement; (x) take any action, including but not limited to introducing a new product, which, in the good faith judgment of the Company, is reasonably likely to result in any material claim that the Company has violated applicable laws, rules or regulations or any rights of any other person; (xi) adopt a plan of complete or partial liquidation, dissolution, merger, consolidation, restructuring, recapitalization or other reorganization of the Company or any of its subsidiaries not constituting an inactive subsidiary (other than the Merger);
(xii) pay, discharge or satisfy any claims, liabilities or obligations (absolute, accrued, asserted or unasserted, contingent or otherwise), other than the payment, discharge or satisfaction in the ordinary course of business and consistent with past practice of liabilities reflected or reserved against in the financial statements of the Company or incurred in the ordinary course of business and consistent with past practice; or (xiii) take, or offer or propose to take, or agree to take in writing or otherwise, any of the actions described in the foregoing clauses or any action which would make any of the representations or warranties of the Company contained in the Merger Agreement untrue and incorrect as of the date when made if such action had then been taken, or would result in any of the conditions to the Revised Offer not being satisfied.

    Pursuant to the Merger Agreement, promptly upon the purchase by Purchaser of shares of Common Stock pursuant to the Revised Offer, and from time to time thereafter, Purchaser shall be entitled to designate up to such number of directors, rounded up to the next whole number, on the Board of Directors as shall give Purchaser representation on the Board of Directors equal to the product of the total number of directors on such Board (giving effect to the directors elected pursuant to this sentence) multiplied by the percentage that the aggregate number of shares of Common Stock beneficially owned by Purchaser or any affiliate of Purchaser bears to the total number of shares of Common Stock then outstanding, and the Company shall, at such time, promptly take all action necessary to cause Purchaser's designees to be so elected, including either increasing the size of the Board of Directors or securing the resignations of incumbent directors or both. At such times, the Company is required to use its reasonable best efforts to cause persons designated by Purchaser to constitute the same percentage as is on the Board of Directors of (i) each committee of the Board, (ii) each board of directors of each domestic subsidiary of the Company and (iii) each committee of each such board, in each case only to the extent permitted by law. Until Purchaser acquires a majority of the outstanding shares of Common Stock (on a fully diluted basis), the Company is required to use its reasonable best efforts to ensure that all the members of the Board of Directors and such boards and committees as of the date of the Merger Agreement who are not employees of the Company shall remain members of the Board of Directors and such boards and committees.

    Following the election or appointment of Purchaser's designees as described in the preceding paragraph and prior to the Effective Time, any amendment of the Merger Agreement or the Articles or By-Laws, any termination of the Merger Agreement by the Company, any extension by the Company of the time for the performance of any of the obligations or other acts of Purchaser or waiver of any of the Company's rights thereunder, and any other consent or action by the Board of Directors thereunder, will require the concurrence of a majority (which shall be at least two) of the directors of the Company then in office who are neither designated by Purchaser nor are employees of the Company.

    Under the Merger Agreement, the directors of Purchaser immediately prior to the Effective Time will be the initial directors of the Surviving Corporation and the officers of the Company immediately prior to the Effective Time will be the initial officers of the Surviving Corporation.

    Pursuant to the Merger Agreement, from the date of the Merger Agreement to the Effective Time, subject to appropriate provisions regarding confidentiality, the Company is required to, and is required to cause its subsidiaries, officers, directors, employees, auditors and other agents to, afford the officers, employees, auditors and other agents of AHP, and financing sources who agree to be bound by the confidentiality provisions of the Merger Agreement as though a party thereto, complete access at all reasonable times to its officers, employees, agents, properties, offices, plants and other facilities and to all books and records, and shall furnish AHP and such financing sources with all financial, operating and other data and information as AHP, through its officers, employees or agents, or such financing sources may from time to time request.

    Under the Merger Agreement, the Company, its affiliates and their respective officers, directors, employees, representatives and agents have agreed that they shall immediately cease any existing discussions or negotiations, if any, with any parties conducted theretofore with respect to any acquisition or exchange of all or any material portion of the assets of, or any equity interest in, the Company or any of its subsidiaries or any business combination with the Company or any of its subsidiaries. The Company may, directly or indirectly, furnish information and access, in each case only in response to a request for such information or access to any person made after the date of the Merger Agreement which was not encouraged, solicited or initiated by the Company or any of its affiliates or any of its or their respective officers, directors, employees, representatives or agents after the date of the Merger Agreement, pursuant to appropriate confidentiality agreements, and may participate in discussions and negotiate with such entity or group concerning any merger, sale of assets, sale of shares of capital stock or similar transaction (including an exchange of stock or assets) involving the Company or any subsidiary or division of the Company, if such entity or group has submitted a written proposal to the Board of Directors relating to any such transaction and failing to take such action would constitute a breach of the Board of Directors' fiduciary duty under applicable law. The Board of Directors is required by the Merger Agreement to provide a copy of any such written proposal to AHP immediately after receipt thereof, unless independent outside legal counsel to the Company has advised the Board of Directors that providing such a copy would constitute a breach of the Board of Directors' fiduciary duty under applicable law. Notwithstanding the foregoing, under the Merger Agreement, the Company shall notify AHP immediately if any such proposal is made and shall keep AHP promptly advised of all developments which could reasonably be expected to culminate in the Board of Directors withdrawing, modifying or amending its recommendation of the Revised Offer, the Merger and the other transactions contemplated by the Merger Agreement. Except as described in this paragraph, neither the Company or any of its affiliates, nor any of its or their respective officers, directors, employees, representatives or agents, is permitted to, directly or indirectly, encourage, solicit, participate in or initiate discussions or negotiations with, or provide any information to, any corporation, partnership, person or other entity or group (other than AHP and Purchaser, any affiliate or associate of AHP and Purchaser or any designees of AHP or Purchaser) concerning any merger, sale of assets, sale of shares of capital stock or similar transactions (including an exchange of stock or assets) involving the Company or any subsidiary or division of the Company; provided, however, that the Board of Directors may take, and may disclose to the Company's shareholders, a position contemplated by Rules 14d-9 and 14e-2 under the Exchange Act with regard to any tender offer; provided, further, that the Board of Directors is not permitted to recommend that the shareholders of the Company tender their shares of Common Stock in connection with any such tender offer unless failing to take such action would constitute a breach of the Board of Directors' fiduciary duty under applicable law. The Company agrees in the Merger Agreement not to release any third party from, or waive any provisions of, any confidentiality or standstill agreement to which the Company is a party, unless failing to release such third party or waive such provisions would constitute a breach of the Board of Directors' fiduciary duty under applicable law.

    In the Merger Agreement, the Company covenanted that it would not amend the Rights Agreement relating to the Rights, except as expressly contemplated by the Merger Agreement, and would redeem all outstanding Rights at a redemption price of $.02 per Right immediately prior to the consummation of the Revised Offer. Accordingly, on November 21, 1994, prior to consummation of the Revised Offer, the Company redeemed the Rights.

    The Merger Agreement provides that, upon the terms and subject to the conditions thereof, each of the parties shall use its reasonable best efforts to take, or cause to be taken, all appropriate action, and to do or cause to be done all things necessary, proper or advisable under applicable laws and regulations to consummate and make effective the transactions contemplated by the Merger Agreement, including but not limited to, (i) cooperation in the preparation and filing of appropriate documents with governmental and other authorities, any required filings under the HSR Act and certain other laws and
(ii) using its reasonable best efforts to make all required regulatory filings and applications and to obtain all licenses, permits, consents, approvals, authorizations, qualifications and orders of governmental authorities and parties to contracts with the Company and its subsidiaries as are necessary for the consummation of the transactions contemplated by the Merger Agreement and to fulfill the conditions to the Revised Offer and the Merger. The Company has agreed to cooperate with AHP and Purchaser with respect to consummating the financing for the Revised Offer and the Merger. In case at any time after the Effective Time any further action is necessary or desirable to carry out the purposes of the Merger Agreement, the proper officers and directors of each party to the Merger Agreement are required to use their reasonable best efforts to take all such necessary action.

    Under the Merger Agreement, AHP and the Company are required to consult with each other before issuing any press release or otherwise making any public statements with respect to the Revised Offer or the Merger and are not permitted to issue any such press release or make any such public statement prior to such consultation, except as may be required by law or any listing agreement with its securities exchange.

    Pursuant to the Merger Agreement, to the extent required by the MBCA, AHP was required to cause Purchaser to give the notice required by Section 910 of the MBCA not later than fifteen days after the acceptance for payment of shares of Common Stock pursuant to the Revised Offer. In order to provide such notice, the Company was required to provide to AHP, not less than five days prior to the date on which such notice must be made, an updated list of shareholders. Accordingly, on December 5, 1994, the Purchaser mailed the notice required by
Section 910 to shareholders of record as of

December 1, 1994. A description of Section 910 is provided in "The MERGER--Rights of Dissenting Shareholders".

    Under the Merger Agreement, any liability with respect to the transfer of the property of the Company arising out of the New York State Real Property Gains Tax, the New York State Real Estate Transfer Tax and the New York City Real Property Transaction Tax will be borne by the Company and expressly will not be a liability of the shareholders of the Company.

    Certain Employee Matters. In addition to the matters described under "THE MERGER-- Interests of Certain Persons in the Merger", the Merger Agreement permits (i) an increase in the salaries of four executives of the Company, (ii) the payment of lump sum special recognition awards to employees who are not officers or directors of the Company, provided that no special recognition award payable to any individual exceeds $10,000 and the aggregate bonuses payable to all such employees between the date of the Merger Agreement and the Effective Time does not exceed $500,000, (iii) the Company to adopt a severance plan that is substantially similar in all material respects to the Company's severance policy as disclosed to AHP in writing (except that the Company may provide that employees at certain salary levels will have the right to receive benefits under the plan if they resign for "good reason" (as defined in the Merger Agreement)), and (iv) the Company to amend its severance policy as described in that certain letter dated August 16, 1994, to provide for severance benefits to employees in salary grades 10 through 17 if they are terminated without cause or resign following a reduction in base salary, material adverse change in job responsibilities, or relocation of principal work location unless the employee is entitled to participate in AHP's relocation policy.

    Under the Merger Agreement, AHP is required to cause the Company and the Surviving Corporation to pay promptly or provide when due all compensation and benefits earned through or prior to the Effective Time as provided pursuant to the terms of any compensation arrangements, employment agreements and employee or director benefit plans, programs and policies in existence as of the date of the Merger Agreement for all employees (and former employees) and directors (and former directors) of the Company. AHP and the Company have agreed that the Company and the Surviving Corporation shall pay promptly or provide when due all compensation and benefits required to be paid pursuant to the terms of any individual agreement with any employee, former employee, director or former director in effect and disclosed to AHP as of the date of the Merger Agreement. Nothing in the Merger Agreement requires the continued employment of any person or prevents the Company and/or the Surviving Corporation from taking any action or refraining from taking any action which the Company could take or refrain from taking prior to the Effective Time.

    Except as contemplated in the Merger Agreement, under the Merger Agreement, AHP will cause the Surviving Corporation, for the period ending on December 31, 1995, to provide employee benefits under plans, programs and arrangements which, in the aggregate, will provide benefits to the employees and former employees of the Surviving Corporation (other than employees and former employees covered by a collective bargaining agreement) which are no less favorable in the aggregate than those provided to such persons pursuant to the plans, programs and arrangements of the Company in effect on the date of the Merger Agreement (other than all Performance Allotments and Performance Share Allotments (as defined) under the Company's Incentive Plan, which are disregarded for all purposes) and employees and former employees covered by collective bargaining agreements will be provided with such benefits as shall be required under the terms of any applicable collective bargaining agreement; provided, however, that nothing in the Merger Agreement will (i) prevent the amendment or termination of any such plan, program or arrangement, (ii) require that the Surviving Corporation provide or permit investment in the securities of AHP, the Company or the Surviving Corporation or (iii) interfere with the Surviving Corporation's right or obligation to make such changes as are necessary to conform with applicable law. On and after January 1, 1996, AHP is required to provide employees and former employees of the Surviving Corporation (other than those covered by collective bargaining agreements) with benefits, in the aggregate, that are no less favorable than those provided to similarly situated employees and former employees of other subsidiaries of AHP.

    Disposition of Litigation. In the Merger Agreement, each party agreed to use its best efforts to obtain a dismissal without prejudice of American Home Products Corporation, et al. v. American Cyanamid Company, et al., Civil Action Docket No. 94-230-P-H (D. Me. 1994), including any and all claims and counterclaims asserted against the Company, its directors, its officers, AHP and Purchaser, with each party bearing its own costs and attorneys' fees therefor. The Company has agreed that it will not settle any litigation currently pending, or commenced after the date of the Merger Agreement, against the Company or any of its directors by any shareholder of the Company relating to the Revised Offer or the Merger Agreement without the prior written consent of AHP.

    The Merger Agreement provides that the Company will not voluntarily cooperate with any third party which has sought or may seek to restrain or prohibit or otherwise oppose the Revised Offer or the Merger and will cooperate with AHP and Purchaser to resist any such effort to restrain or prohibit or otherwise oppose the Revised Offer or the Merger, unless failing so to cooperate with such third party or cooperating with AHP or Purchaser, as the case may be, would constitute a breach of the Board of Directors' fiduciary duty under applicable law.

    Conditions to Merger. The respective obligations of each party to the Merger Agreement to effect the Merger are subject to the satisfaction, at or prior to the Effective Time, of the following conditions: (i) if required by the MBCA, the Merger Agreement shall have been approved by the affirmative vote of the shareholders of the Company by the requisite vote in accordance with the Articles and the MBCA; (ii) no statute, rule, regulation, executive order, decree, ruling, injunction or other order (whether temporary, preliminary or permanent) shall have been enacted, entered, promulgated or enforced by any United States or state court or governmental authority which prohibits, restrains, enjoins or restricts the consummation of the Merger; (iii) any waiting period applicable to the Merger under the HSR Act shall have terminated or expired; and (iv) Purchaser shall have purchased shares of Common Stock pursuant to the Revised Offer.

    Termination. The Merger Agreement may be terminated and the Merger contemplated thereby may be abandoned at any time prior to the Effective Time, notwithstanding approval thereof by the shareholders of the Company: (i) by mutual written consent of AHP, Purchaser and the Company; (ii) by AHP or the Company if any court of competent jurisdiction or other governmental body located or having jurisdiction within the United States or any country or economic region in which either the Company or AHP, directly or indirectly, has material assets or operations shall have issued a final order, decree or ruling or taken any other final action restraining, enjoining or otherwise prohibiting the Revised Offer or the Merger and such order, decree, ruling or other action is or shall have become final and nonappealable; (iii) by AHP if, due to an occurrence or circumstance which would result in a failure to satisfy any of the conditions to the Revised Offer, Purchaser shall have (A) failed to amend the Original Offer as provided in the Merger Agreement, (B) terminated the Revised Offer or (C) failed to pay for shares of Common Stock pursuant to the Revised Offer on or prior to the Outside Date (as defined below); (iv) by the Company if
(A) there shall not have been a material breach of any representation, warranty, covenant or agreement on the part of the Company, and Purchaser shall have (x) terminated the Revised Offer or (y) failed to pay for shares of Common Stock pursuant to the Revised Offer on or prior to the Outside Date or (B) prior to the purchase of shares of Common Stock pursuant to the Revised Offer, any person shall have made a bona fide offer to acquire the Company (x) that the Board of Directors has determined in its good faith judgment is more favorable to the Company's shareholders than the Revised Offer and the Merger and (y) as a result of which the Board of Directors is obligated by its fiduciary duty under applicable law to terminate the Merger Agreement, provided that such termination shall not be effective until the Company has made payment of the full fee required as described under "Fees and Expenses" below and has deposited with a mutually acceptable escrow agent $50 million for reimbursement to AHP of expenses in accordance with such paragraph; or (v) by AHP prior to the purchase of shares of Common Stock pursuant to the Revised Offer, if (A) there shall have been a breach of any representation or warranty on the part of the Company which would reasonably be expected to either have a Material Adverse Effect (as defined in the Merger Agreement) or prevent the consummation of the Revised Offer, (B) there shall have been a breach of any covenant or agreement on the part of the Company which would reasonably be expected to either have a Material Adverse Effect or prevent the consummation of the Revised Offer, which shall not have been cured prior to the earlier of (x) 10 days following notice of such breach and (y) two business days prior to the date on which the Revised Offer expires,
(C) the Board of Directors shall have withdrawn or modified (including by amendment of the Company's Schedule 14D-9) in a manner adverse to Purchaser its approval or recommendation of the Revised Offer, the Merger Agreement or the Merger or shall have recommended another offer or transaction, or shall have resolved to effect any of the foregoing or (D) the Minimum Condition (as defined in the Merger Agreement) shall not have been satisfied by the Expiration Date (as defined in the Merger Agreement) and on or prior to the Expiration Date (x) any person (other than AHP or Purchaser) shall have made a proposal or public announcement or communication to the Company with respect to a Third Party Acquisition (as defined below) or (y) any person (including the Company or any of its subsidiaries or affiliates), other than AHP or any of its affiliates, shall have become the beneficial owner of 19.9% or more of the shares of Common Stock. "Outside Date" means the latest (not to exceed 120 days following the date of the Merger Agreement) of (A) 60 days following the date of the Merger Agreement, (B) if a Request for Additional Information is made by the FTC pursuant to the HSR Act, the date that all conditions to the Revised Offer, the satisfaction of which involve compliance with or otherwise relate to any United States antitrust or competition laws or regulations (including any enforcement thereof), have been satisfied for a period of 10 business days, or (C) 10 business days following the conclusion of any ongoing proceedings before the European Commission in connection with its review of the transactions contemplated by the Merger Agreement or any similar delay pursuant to any other material antitrust or competition law or regulation.

    In the event of the termination of the Merger Agreement, the Merger Agreement will become void and there will be no liability on the part of any party thereto except as described under "Fees and Expenses" below or as otherwise expressly provided for in the Merger Agreement; provided, however, that nothing in the Merger Agreement will relieve any party from liability for any breach thereof.

    Fees and Expenses. Under the Merger Agreement, if: (i) AHP terminates the Merger Agreement pursuant to clause (v)(A) or (B) under "Termination" above, or if the Company terminates the Merger Agreement pursuant to clause (iv)(A) under "Termination" above, and, within 12 months thereafter, the Company enters into an agreement with respect to a Third Party Acquisition, or a Third Party Acquisition occurs, involving any party (or any affiliate or associate thereof)
(x) with whom the Company (or its agents) had any discussions with respect to a Third Party Acquisition, (y) to whom the Company (or its agents) furnished information with respect to or with a view to a Third Party Acquisition or (z) who had submitted a proposal or expressed any interest publicly or to the Company in a Third Party Acquisition, in the case of each of clauses (x), (y) and (z) prior to such termination; or (ii) AHP terminates the Merger Agreement pursuant to clause (v)(A) or (B) under "Termination" above, or if the Company terminates the Merger Agreement pursuant to clause (iv)(A) under "Termination" above, and, within 12 months thereafter, a Third Party Acquisition occurs involving a direct or indirect consideration (or implicit valuation) for shares of Common Stock (including the value of any stub equity) in excess of the amount payable per Share pursuant to the Revised Offer; or (iii) AHP terminates the Merger Agreement pursuant to clause (v)(C) or (D) under "Termination" above, or if the Company terminates the Merger Agreement pursuant to clause (iv)(B) under "Termination" above or otherwise under circumstances that would have permitted AHP to terminate the Merger Agreement under clause (v)(D) under "Termination" above, then the Company shall pay to AHP and Purchaser, within one business day following the execution and delivery of such agreement or such occurrence, as the case may be, or simultaneously with any termination contemplated by clause
(iii) above, a fee, in cash, of $90 million, provided, however, that the Company in no event shall be obligated to pay more than one such $90 million fee with respect to all such agreements and occurrences and such termination. "Third Party Acquisition" means the occurrence of any of the following events: (i) the acquisition of the Company by merger, tender offer or otherwise by any person other than AHP,

Purchaser or any affiliate thereof (a "Third Party"); (ii) the acquisition by a Third Party of 19.9% or more of the total assets of the Company and its subsidiaries, taken as a whole; (iii) the acquisition by a Third Party of 19.9% or more of the outstanding shares of Common Stock; (iv) the adoption by the Company of a plan of liquidation or the declaration or payment of an extraordinary dividend; or (v) the repurchase by the Company or any of its subsidiaries of 19.9% or more of the outstanding shares of Common Stock, other than a repurchase which was not approved by the Company or publicly announced prior to the termination of the Merger Agreement and which is not part of a series of transactions resulting in a change of control.

    In addition, the Merger Agreement provides that, upon the termination of the Merger Agreement (i) under circumstances in which AHP or Purchaser shall have been entitled to terminate the Merger Agreement pursuant to clause (v)(A) or (B) under "Termination" above (whether or not expressly terminated on such basis) or
(ii) under circumstances in which the Company shall be obligated to pay a fee as described in the preceding paragraph, the Company shall reimburse AHP, Purchaser and their affiliates (not later than one business day after submission of statements therefor) for all actual documented out-of-pocket fees and expenses actually incurred by any of them or on their behalf in connection with the Revised Offer and the Merger and the consummation of all transactions contemplated by the Merger Agreement (including, without limitation, fees and disbursements payable to financing sources, investment bankers, counsel to Purchaser or AHP or any of the foregoing, and accountants).

INAPPLICABILITY OF CERTAIN VOTE REQUIREMENTS

    The Company's Restated Articles of Incorporation require that certain business combinations (including mergers) between the Company and a person who or which is the beneficial owner of more than 15% of the outstanding Common Stock (an "Interested Shareholder"), in addition to any vote required under the MBCA, require approval by the affirmative vote of the holders of at least 80% of the outstanding shares of Common Stock, unless either (i) the business combination is approved by a majority of the directors who are not affiliated with or nominees of the Interested Shareholder and who were directors prior to the time the Interested Shareholder became an Interested Shareholder or (ii) certain provisions relating to price and procedural requirements are satisfied.

    Section 611-A prohibits any person who is the beneficial owner of 25% or more of the outstanding voting stock of a corporation (a "Statutory Interested Shareholder") from engaging in certain business combinations with such corporation for a period of five years following the date on which such person became a Statutory Interested Shareholder, unless the business combination is
(i) approved by the board of directors of the corporation prior to the date on which such person became a Statutory Interested Shareholder or (ii) approved, subsequent to the date on which such person became a Statutory Interested Shareholder, by the board of directors and authorized by the affirmative vote, at a meeting called for that purpose, of at least a majority of the outstanding voting stock not beneficially owned by that Statutory Interested Shareholder or any affiliate or associate of that Statutory Interested Shareholder or by persons who are either directors or officers and also employees of that corporation. Because the Board of Directors of the Company has approved the Merger Agreement and the transactions contemplated thereby, the restrictions on business combinations in the Company's Restated Articles of Incorporation and
Section 611-A will not apply to the Merger.

CERTAIN TAX CONSEQUENCES OF THE MERGER

    The receipt of cash for shares of Common Stock in the Merger or pursuant to the exercise of dissenters' appraisal rights will be a taxable transaction for federal income tax purposes and may also be a taxable transaction under applicable state, local, foreign or other tax laws. Generally, a shareholder will recognize gain or loss for such purposes equal to the difference between the cash received and such shareholder's tax basis for the shares of Common Stock such shareholder sells in the Merger. For federal income tax purposes, such gain or loss will be a capital gain or loss if the shares of Common Stock are a capital asset in the hands of the shareholder, and a long-term capital gain or loss if the shareholder's holding period is more than one year as of the Effective Time. There are limitations on the deductibility of capital losses.

    The New York State Real Property Transfer Gains Tax, the New York State Real Estate Transfer Tax and the New York City Real Property Transfer Tax (collectively, the "Real Estate Transfer Taxes") are imposed on the transfer or acquisition, directly or indirectly, of controlling interests in an entity which owns interests in real property located in New York State or New York City, as the case may be. The Revised Offer and the Merger will result in the taxable transfer of controlling interests in entities which own New York State or New York City real property for purposes of the Real Estate Transfer Taxes. Although any Real Estate Transfer Taxes could be imposed directly on the shareholders of the Company, Purchaser will complete and file any necessary tax returns, and Purchaser will pay all Real Estate Transfer Taxes that are imposed as a result of the Revised Offer and the Merger. Upon receipt of the consideration for the Merger, shareholders will be deemed to have agreed to be bound by the Real Estate Transfer Tax returns filed by Purchaser.

    The summary of tax consequences set forth above is for general information only. The tax treatment of each shareholder will depend in part upon his particular situation. Special tax consequences not described herein may be applicable to particular classes of taxpayers, such as financial institutions, broker-dealers, persons who are not citizens or residents of the United States, shareholders who acquired the shares of Common Stock through the exercise of an employee stock option or otherwise as compensation, and persons who received payments in respect of options to acquire shares of Common Stock. ALL SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISORS AS TO THE PARTICULAR TAX CONSEQUENCES OF THE MERGER TO THEM, INCLUDING THE APPLICABILITY AND EFFECT OF ANY STATE, LOCAL AND FOREIGN LAWS.

RIGHTS OF DISSENTING SHAREHOLDERS

    Section 909. Shareholders are entitled to appraisal rights in connection with the Merger under Section 909 of the MBCA ("Section 909"). Section 909 is reprinted in its entirety in Annex B included with this Proxy Statement. The following discussion is not a complete statement of the law relating to statutory appraisal rights and is qualified in its entirety by reference to the full text of Section 909. Any holder who wishes to exercise statutory appraisal rights, or who wishes to preserve the right to do so, should review the following discussion and Annex B carefully. FAILURE TO TIMELY AND PROPERLY COMPLY WITH THE PROCEDURES SPECIFIED WILL RESULT IN THE LOSS OF DISSENTERS' APPRAISAL RIGHTS UNDER THE MBCA.

    A person having a beneficial interest in shares of Common Stock that are held of record in the name of another person, such as a broker or nominee, must act promptly to cause the record holder to follow the steps summarized below properly and in a timely manner to perfect whatever appraisal rights the beneficial owner may have.

    SHAREHOLDERS WHO DESIRE TO EXERCISE THEIR APPRAISAL RIGHTS UNDER SECTION 909 MUST (I) DELIVER A WRITTEN OBJECTION TO THE PROPOSED MERGER TO THE COMPANY PRIOR TO OR AT THE SPECIAL MEETING AT THE WOODFIELD SUITE OF THE SHORT HILLS HILTON HOTEL, 41 J.F.K. PARKWAY, SHORT HILLS, NEW JERSEY, ATTENTION SECRETARY OR AT ONE CYANAMID PLAZA, WAYNE, NEW JERSEY 07470, ATTENTION SECRETARY AND (II) NOT VOTE FOR THE APPROVAL OF THE MERGER AGREEMENT. THE WRITTEN OBJECTION MUST BE IN ADDITION TO AND SEPARATE FROM ANY VOTE ABSTAINING FROM OR AGAINST THE APPROVAL OF THE MERGER AGREEMENT. VOTING AGAINST, ABSTAINING FROM VOTING OR FAILING TO VOTE ON THE APPROVAL OF THE MERGER AGREEMENT WILL NOT CONSTITUTE AN OBJECTION TO THE MERGER WITHIN THE MEANING OF SECTION 909. (Shareholders who timely file such written objection and who do not vote their shares in favor of the Merger are referred to hereinafter as "Dissenting Shareholders".)

    In addition, after the Merger has been approved by the required vote, within the later of 15 days after the date on which the vote was taken or 15 days after the Company has mailed a Notice of Merger to shareholders in respect of the Merger (the "Shareholder Demand Date"), Dissenting Shareholders must make written demand on the Company for payment of the fair value of their shares of Common Stock. Such written demand must be delivered in person or by registered or certified mail to the Company at either of the addresses given above, and must specify the Dissenting Shareholder's current address. Dissenting Shareholders who fail to make such a written demand within such period in the prescribed form and manner lose their appraisal rights under Section 909 and their shares of Common Stock will be cancelled and converted into the right to receive $101 per share pursuant to the terms of the Merger Agreement.

    A WRITTEN DEMAND FOR PAYMENT OF THE FAIR VALUE OF A DISSENTING SHAREHOLDER'S SHARES OF COMMON STOCK MAY NOT BE WITHDRAWN WITHOUT THE COMPANY'S CONSENT. ANY SHAREHOLDER MAKING AN OBJECTION OR DEMAND PURSUANT TO SECTION 909 SHALL THEREAFTER BE ENTITLED ONLY TO PAYMENT AS PROVIDED THEREIN AND SHALL NOT BE ENTITLED TO VOTE OR TO EXERCISE ANY OTHER RIGHTS OF A SHAREHOLDER.

    At the time of filing with the Company the written demand for payment or within 20 days thereafter, Dissenting Shareholders must submit the certificate(s) representing their shares to the Company for notation thereon that such demand had been made. Such certificate(s) will promptly be returned after entry thereon of such notation. A Dissenting Shareholder's failure to submit shares for notation shall, at the option of the Company, terminate such shareholder's rights under Section 909 unless a court of competent jurisdiction, for good and sufficient cause shown, shall otherwise direct.

    Section 909 requires the Company to give each Dissenting Shareholder who has made demand as provided therein written notice of the price the Company deems to be the fair value of its shares of Common Stock, together with a current balance sheet and profit and loss statement of the Company for the 12-month period ended as of the date of the balance sheet. Such written offer and financial statements must be provided within the later of 10 days after the Effective Time or 10 days after the Shareholder Demand Date (the "Company Offer Date").

    If the Company and the Dissenting Shareholder agree on the fair value of the Dissenting Shareholder's shares within 20 days after the Company Offer Date, the Company must pay such fair value to the Dissenting Shareholder within 90 days after the Effective Time upon surrender of the certificate(s) representing share(s) of Common Stock.

    If during the 20-day period following the Company Offer Date, the Dissenting Shareholder and the Company fail to agree on the fair value of the Dissenting Shareholder's shares of Common Stock and the Company receives a written demand for suit from any such Dissenting Shareholder within 60 days after the Effective Time, the Company must file an action in the Superior Court of Cumberland County, Maine for a determination of the fair value of the shares. In the absence of such demand for suit, the Company may of its own accord bring an action in said court within 60 days after the Effective Time. Should the Company fail to file an action in such 60-day period, any remaining Dissenting Shareholder may do so in the Company's name. No such action may be brought by either the Company or any Dissenting Shareholder more than six months after the Effective Date.

    The jurisdiction of the court in any such action to determine fair value is plenary and exclusive. All Dissenting Shareholders (other than those who have agreed upon the price to be paid for their shares) are parties to the proceedings and must be served with a copy of the complaint. All Dissenting Shareholders who are parties to the proceeding shall be entitled to judgment against the Company for the fair value of their share, as fixed by the court.

    In any such proceeding, the court may appoint one or more persons as appraisers to recommend a decision on the question of fair value. The fair value of the shares shall be determined by the court as of the day prior to the date of the Special Meeting, excluding any appreciation or depreciation of shares in anticipation of the Merger. The value so determined in any appraisal proceeding could be more or less than the per share price of $101 offered pursuant to the Merger Agreement. The Maine Supreme Judicial Court, which is the highest court in the state, in another case determined the "fair value" of shares of the acquired company by reference to the shares' stock market price, net asset value and investment value as appropriately weighted. In that case, the court held that the "fair value" of shares as determined under Section 909 does not include any payment for a tender offer premium nor any consideration of the psychological injuries that may result from loss of ownership of shares. The methods used in that case, while not exclusive, suggest the types of factors likely to be considered by a Maine court in determining the "fair value" of the shares of Common Stock.

    Fair value, as determined by the court, is payable to each Dissenting Shareholder only upon and concurrently with the surrender to the Company of the certificates representing such Dissenting Shareholder's shares. Upon such payment, the Dissenting Shareholder ceases to have any interest in such shares. The judgment shall include an allowance for interest at such rates as the court may find to be fair and equitable in all the circumstances, from the date of the Special Meeting to the date of payment (unless the court finds that the refusal of the shareholder to accept the Company's offer for payment was arbitrary, vexatious or not in good faith).

    The costs and expenses of any such proceeding shall be determined by the court and shall be assessed against the Company, but all or any part of such costs and expenses may be apportioned and assessed as the court may deem equitable against any or all of the Dissenting Shareholders who are parties to the proceeding to whom the Company shall have made an offer to pay for the shares if the court finds that the action of such Dissenting Shareholders in failing to accept the Company's offer was arbitrary, vexatious or not in good faith. Such expenses shall include reasonable compensation for and reasonable expenses of the appraisers, but shall exclude the fees and expenses of counsel or experts employed by any party, unless the court otherwise orders for good cause. If, however, the fair value of the shares as determined by the court materially exceeds the amount which the Company offered to pay therefor, or if no offer was made, the court in its discretion may award to any Dissenting Shareholder who is a party to the proceeding such sum as the court may determine to be reasonable compensation to any expert employed by such Dissenting Shareholder and may award such Dissenting Shareholder all or part of his attorney's fees and expenses.

    The foregoing description of Section 909 is not complete and is qualified in its entirety by reference to Annex B.

    Section 910. Holders of shares of Common Stock who, on or prior to January 4, 1995, make a written demand on Purchaser pursuant to Section 910 are entitled to appraisal rights thereunder. Shareholders who make such demand on Purchaser and otherwise comply with the procedures provided in Section 910 are entitled to receive a cash payment for their shares in an amount equal to the fair value of such shares as of November 20, 1994, the day before the day Purchaser accepted shares of Common Stock for payment in the Revised Offer, taking into account all relevant factors, including an increment representing a proportion of any value payable for acquisition of control of the Company.

    Pursuant to Section 910, Purchaser mailed on December 5, 1994 a notice of control transaction to shareholders of record on such date, indicating that Purchaser had acquired in excess of 25% of the shares of Common Stock outstanding on the date Purchaser accepted shares for payment in the Revised Offer. Such notice contained a description of the procedures for the exercise of appraisal rights available as a result of the consummation of the Revised Offer under, and attached a copy of the full text of, Section 910.

    Shareholders to whom Purchaser mailed the notice of control transaction but who do not make a written demand on Purchaser by January 4, 1995 in accordance with Section 910 may be deemed to have terminated or waived their dissenters' appraisal rights under Section 910.

                          MARKET PRICES AND DIVIDENDS

    The Common Stock is listed and, until consummation of the Revised Offer on November 21, 1994, was traded principally on the NYSE. The following table sets forth, for the quarters indicated, the high and low sales prices per share of Common Stock on the NYSE as reported by the Dow Jones News Service and the amount of cash dividends paid per share of Common Stock for each quarter.

                                                        HIGH              LOW         DIVIDENDS
                                                    -------------    -------------    ---------
Year Ended December 31, 1992:
  First Quarter..................................   $      66 3/8    $      56 1/4     $ .3750
  Second Quarter.................................          64 3/4               53       .4125
  Third Quarter..................................          62 5/8           54 1/4       .4125
  Fourth Quarter.................................          59 1/4           52 1/8       .4125
Year Ended December 31, 1993:
  First Quarter..................................          58 1/4               46       .4125
  Second Quarter.................................          54 1/4           49 1/4       .4375
  Third Quarter..................................          56 3/8           46 1/2       .4375
  Fourth Quarter.................................          59 1/4           49 3/8       .4375
Year Ended December 31, 1994:
  First Quarter..................................          50 5/8           42 1/4       .4375
  Second Quarter.................................          56 7/8           45 1/4       .4625
  Third Quarter..................................          99 3/4           54 3/4       .4625
  Fourth Quarter (through November 21, 1994).....             101           97 5/8          --
                                                           ------           ------    ---------

    On August 1, 1994, the last full trading day prior to AHP's issuance of a press release announcing the transmission of a letter to the Company containing an offer to acquire the Company in a transaction in which shareholders would receive $95 per share in cash, the closing sale price per share of Common Stock reported on the NYSE was $63. On August 8, 1994, the last full trading day prior to commencement of the Initial Offer, the closing sale price per share of Common Stock reported on the NYSE was $91. On August 16, 1994, the last full trading day prior to the announcement of the execution of the Merger Agreement, the closing price per share of Common Stock reported on the NYSE was $94. On that date, the Board of Directors declared a regular quarterly cash dividend in the amount of $.4625 per share to shareholders of record on August 30, 1994. Such dividend was paid to such shareholders on September 30, 1994. On November 21, 1994, the last full trading day prior to the mailing of this Proxy Statement, the closing price per share of Common Stock reported on the NYSE was $100 7/8. The Revised Offer represents a premium of approximately 117% over the closing sale price per share of the Common Stock on the NYSE on March 31, 1994.

    Pursuant to the Merger Agreement, the Company has agreed not to declare or pay, and has not declared or paid, any dividends prior to consummation of the Merger, other than the Company's regular quarterly cash dividend paid on September 30, 1994. Except as set forth in the table above and except for the distribution on January 24, 1994 to holders of the Common Stock of one share of common stock of Cytec Industries Inc. ("Cytec") for every seven shares of the Common Stock held by such holders, the Company has not declared or paid any dividends on the Common Stock since December 31, 1993.

                            FINANCING OF THE MERGER

    Approximately $9.05 billion was required to pay for the 89,559,795 shares of Common Stock purchased pursuant to the Revised Offer. In addition, approximately $220.9 million will be required to purchase the remaining shares pursuant to the Merger and approximately $55 million will be required to pay related fees and expenses incurred by AHP in connection with the Revised Offer and expected to be incurred by AHP in connection with the Merger (including debt-related costs). The foregoing does not include an additional $226.9 million paid by the Company in connection with the cancellation of Employee Options or approximately $52 million in fees and expenses paid or to be paid by the Company in connection with the Revised Offer and The Merger. AHP obtained the $9.05 billion required to pay for the shares of Common Stock purchased pursuant to the Revised Offer through the sale by AHP and the Subsidiary Borrowers (as defined below) of short-term privately placed notes to institutional investors and from general corporate funds.

    Each of AHP and American Home Food Products, Inc., Sherwood Medical Company and A. H. Robins Company, Incorporated, each a subsidiary of AHP (the "Subsidiary Borrowers"; collectively with AHP, the "Borrowers") is party to the A Credit Agreement (the "A Credit Agreement") and the B Credit Agreement (the "B Credit Agreement"; collectively with the A Credit Agreement, the "Credit Agreements"), each dated as of September 9, 1994, with the banks and other financial institutions parties thereto (the "Lenders") and Chemical Bank, as administrative agent for the Lenders (in such capacity, the "Administrative Agent"). All loans owing by the Subsidiary Borrowers under the Credit Agreements are guaranteed by AHP. The Credit Agreements are permitted to be used (a) to finance the acquisition of the Common Stock, (b) to repay any outstandings under AHP's existing $1 billion credit facility, (c) for general corporate and working capital purposes and (d) to back-up privately placed, short-term notes.

    Pursuant to the A Credit Agreement, the Lenders have committed to make up to $7 billion, in the aggregate, of revolving credit loans to the Borrowers (of which up to $2.8 billion may be borrowed by the Subsidiary Borrowers) during the period commencing on the date upon which certain conditions precedent to effectiveness are satisfied and ending 364 days thereafter (subject to extension for four additional periods of 364 days upon the vote of the Lenders holding the majority of the loan commitments under the A Credit Facility and upon the other terms set forth therein). Loans outstanding under the A Credit Facility are due and payable on the date which is 364 days after the later of (a) the date upon which they were borrowed and (b) the last date upon which an Interest Period (as defined in the A Credit Agreement) applicable to such loans commenced. Pursuant to the B Credit Agreement, the Lenders have committed to make up to $3 billion, in the aggregate, of revolving credit loans to the Borrowers (of which up to $1.2 billion may be borrowed by the Subsidiary Borrowers) during the period commencing on the date upon which certain conditions precedent to effectiveness are satisfied and ending 5 years thereafter (at which time loans under the B Credit Agreement will be due and payable).

    Loans under the Credit Agreements bear interest from time to time at the rate per annum equal to (a) the reference rate from time to time announced by Chemical Bank (subject to adjustment under certain circumstances), (b) the Eurodollar Rate (as defined therein) then in effect plus a margin or (c) the C/D Rate (as defined therein) then in effect plus a margin. Bid loans also are available to the Borrowers under the Credit Agreements.

    The Credit Agreements contain representations and warranties customary for a financing of this type, including those as to (a) the receipt of all approvals relating to the Revised Offer and absence of circumstances which would delay or impair the consummation of the Revised Offer or the Merger and (b) the due execution and delivery by AHP of the Merger Agreement and receipt (on the date of consummation of the Merger) of all necessary approvals. Prior to the consummation of the Merger, the representations and warranties are to be made only "to the best knowledge" of AHP with respect to matters concerning the Company and its subsidiaries.

    The Credit Agreements contain conditions precedent to borrowing which are customary for a financing of this type.

    The covenants and events of default contained in the Credit Agreements also are customary for a financing of this type and include covenants to: (a) consummate the Merger with the Company within 180 days after the effective date of the Credit Agreements, (b) cause designees of AHP to be elected to the Board of Directors as promptly as reasonably practicable in order to provide control over the Company prior to the consummation of the Merger, (c) use commercially reasonable efforts to cause the Company to comply with its covenants in the Merger Agreement and (d) not waive or amend material covenants in the Merger Agreement if such waiver or amendment would cause a default under the Credit Agreements. The Credit Agreements also contain a financial covenant requiring that AHP and its subsidiaries maintain a ratio of Consolidated Adjusted Indebtedness to Adjusted Capitalization (each as defined therein) at the end of each fiscal quarter which does not exceed a ratio which ranges from .76:1.0 on the closing date to .65:1.0 commencing on December 31, 1998 (provided that no default shall arise from the failure to comply with this covenant if such failure is cured within five days after discovery).

    Any Subsidiary Borrower may assign its rights under the Credit Agreements to a wholly owned subsidiary of AHP pursuant to documentation reasonably satisfactory to the Administrative Agent and the Lenders holding a majority of the loan commitments. At any time when a subsidiary borrower has paid in full all amounts owing by it under the Credit Agreements, such subsidiary borrower may be removed as a "borrower" upon the request of AHP.

                            BUSINESS OF THE COMPANY

GENERAL

    The Company, a Maine corporation organized in 1907, is a research-based life sciences company which, together with its subsidiaries (such subsidiaries are included in the term "the Company" for purposes of the discussion set forth below), discovers and develops medical and agricultural products, and manufactures and markets them throughout the world. The Company operates 17 research laboratories, and its products are sold by its divisions and subsidiaries in more than 135 countries. The Company's principal executive offices are located at One Cyanamid Plaza, Wayne, New Jersey 07470, telephone
(201) 831-2000.

    In December 1993, the Company substantially completed the spin-off of Cytec, which encompassed substantially all of the Company's chemicals businesses including plant food, and on January 24, 1994, Cytec common shares were distributed as a taxable dividend to shareholders. The Company retained a $200 million preferred stock interest in Cytec. The chemicals businesses included: chemicals for water treating, paper, mining and oil field applications; building block chemicals, including acrylamide, acrylonitrile, melamine and sulfuric acid; amino resins, sold primarily to the coatings industry for use in paints; specialty materials, including adhesives and composites for the aerospace industry; specialty chemicals, including polymer additives, surfactants and phosphine chemicals; and acrylic fibers. Cytec assumed responsibility for substantially all liabilities (including environmental liabilities and liabilities for post-retirement benefits payable to employees of and retirees from the Company's former chemicals business) and obligations associated with the Company's former chemicals businesses (except for environmental liabilities at one former chemicals plant site retained by the Company), and agreed to indemnify the Company against such liabilities and obligations. The Cytec preferred stock issued to the Company contains various financial covenants designed to ensure that Cytec retains adequate financial strength to discharge the liabilities and obligations against which it is indemnifying the Company. The remedies for breach of these financial covenants include the Company's right of approval of Cytec's capital expenditure plans (thus exercising control over cash outlays) and, in certain cases, the ability by the Company to nominate a majority of the Cytec board of directors.

A two-member committee of the Cytec board of directors oversees environmental matters. The Company's representative on the Cytec board is one of the members of that committee.

    The operating results of the chemicals businesses have been accounted for as discontinued operations. Accordingly, the 1993 consolidated financial statements of the Company exclude amounts for discontinued operations from items under captions applicable to continuing operations. The Company's 1992 and 1991 consolidated financial statements and Form 10-K information and financial statement schedules have been restated to conform with the 1993 presentation.

BUSINESS GROUPS1

    Medical. Medical products encompass LEDERLE branded and generic pharmaceutical products; over-the-counter products including CENTRUM and other multivitamins; LEDERLE-PRAXIS vaccines; DAVIS & GECK surgical sutures and wound management devices; STORZ ophthalmic, ear, nose and throat surgical devices, ophthalmic pharmaceuticals and intraocular lenses; and ACUFEX arthroscopic instruments and equipment. The previously announced agreement in principal to sell the Davis & Geck wound management business has not been finalized. The parties involved are now exploring possible alternatives.

    On June 1, 1993, the Company and Immunex created a new biopharmaceutical company by merging the Company's North American Lederle oncology business with Immunex. The Company also contributed $350 million in cash to the new company, which retained the Immunex name. The Company received 53.5% of the common stock of the new company. See Note 3 to the Audited Consolidated Financial Statements of the Company (the "Audited Consolidated Financial Statements") appearing elsewhere in this Proxy Statement. Immunex's products consist of LEUKINE granulocyte-macrophage colony stimulating factor and Lederle's oncology products: NOVANTRONE mitoxantrone, leucovorin calcium, thiotepa, methotrexate, AMICAR aminocaproic acid and LEVOPROME methotrimeprazine.

    See Note 3 to the Audited Consolidated Financial Statements for a description of a global, company-wide restructuring program, and the charges related thereto, primarily in the medical business, announced in the fourth quarter of 1993.

    Agricultural. The agricultural business encompasses herbicides, such as the imidazolinone herbicides marketed as SCEPTER, PURSUIT, PURSUIT PLUS and SQUADRON for soybeans, ARSENAL for vegetation control, and ASSERT for wheat and barley, PROWL (marketed as STOMPoutside the United States) for soybeans, cotton, corn, cereals, tobacco and vegetables; insecticides, such as COUNTER and THIMET; plant growth regulators, such as CYCOCEL; animal vaccines; animal feed supplements and health products, such as AUREOMYCIN; and, outside of the United States, AVOTAN avoparcin, a growth promotor; CYDECTIN moxidectin to control parasites and CYGRO anticoccidial.

    In the fourth quarter of 1993, the Company acquired the crop protection businesses outside of North America of the Royal-Dutch Shell Companies. The acquisition included all of the Shell Companies' crop protection products, including insecticides, such as TORQUE, FASTAC, RIPCORD and CASCADE; fungicides, such as DELAN and ACROBAT; and animal health products. It also included a biosciences research center at Schwabenheim, Germany, a major formulations facility in Genay, France, and other formulations sites around the world.

    Also in the fourth quarter of 1993, the Company acquired Arthur Webster Pty. Ltd., a privately-held Australian veterinary biologicals company, to complement its previous acquisitions of Langford Laboratories and Laboratories Sobrino, S.A. Webster manufactures vaccine products at its bacterial and viral vaccine manufacturing facilities in Sydney, Australia.

- - - ------------

1 All brand names appearing in capital letters are registered trademarks or trademarks owned by or licensed to the Company.

    In recent years, operating earnings of the Agricultural Group have been concentrated in the first half of the year. The acquisitions in 1993 are not expected to result in any material change to this concentration. The sales of imidazolinone herbicide products in the aggregate accounted for approximately 16.1% of the sales of the Company in 1993, and 12.9% in 1992 and 11.9% in 1991, restated to exclude sales of the chemicals business.

INTERNATIONAL OPERATIONS AND EXPORT SALES

    The Company's products are produced or marketed in approximately 135 countries. United States export sales were $185.4 million in 1993, $178.5 million in 1992 and $164.8 million in 1991.

    International operations (exclusive of United States export sales) accounted for approximately 39.8% in 1993, 41.7% in 1992 and 42.0% in 1991 of net sales to unaffiliated customers. Because the Company experienced an operating loss of $51.6 million in 1993 due to one-time, pre-tax charges relating to the Immunex acquisition and the restructuring program (see Note 3 to the Audited Consolidated Financial Statements), the calculation of the percentage of operating earnings attributed to international operations ($206.5 million) was not meaningful. International operations accounted for approximately 50.7% and 51.5% of operating earnings in 1992 and 1991, respectively.

    International operations are subject to various risks which are not present in domestic operations, including political instability, the possibility of expropriation, restrictions on royalties, dividends and currency remittances, instability of foreign currencies, requirements for governmental approvals for new ventures and local participation in operations such as local equity ownership and workers' councils, and difficulty in obtaining financing for export sales, particularly into countries of the former Soviet Union and Eastern Europe.

    The Company is organizing a joint venture with Chinese nationals for the manufacture of medical products (mainly vitamins).

DISTRIBUTION

Business Group                                          Principal Direct Customers
- - - ---------------------------------------------  ---------------------------------------------

Medical......................................  Wholesale and retail drug, food, health and beauty aid and mass merchandiser outlets,
                                               managed health care companies, hospitals,
                                               physicians, governmental agencies and
                                               ambulatory surgery centers.
Agricultural.................................  Manufacturers of finished products, wholesalers, retailers, farmers and
                                               governmental agencies.

RESEARCH, PATENTS AND TRADEMARKS

    The Company maintains 17 research laboratories, located in the United States, the United Kingdom, Germany, France, Australia, Canada, Japan, Italy, Brazil, Spain and the Philippines. Costs for research and process development in 1993, 1992 and 1991 totaled approximately $595.6 million, $530.7 million and $456.2 million, respectively.

    The Company owns or is licensed under many patents and trademarks for a variety of products and processes. The Company's important imidazolinone herbicide products (including SCEPTER and PURSUIT) are covered by composition of matter and process patents. Many of the Company's important medical products (including ORIMUNE poliomyelitis vaccine) are not covered by composition of matter patents and hence are at greater risk from generic competition than those products which are so covered. The Company believes that in the aggregate its rights under patents, trademarks, and licenses are significant to its operations, but that no single patent, trademark or license, or any group thereof, is individually material to the Company, other than the patents covering the imidazolinone herbicides.

EMPLOYEES

    As of December 31, 1993, the Company had approximately 26,550 employees worldwide, of whom approximately 27% are hourly paid.

GOVERNMENT REGULATION

    Regulation of Products. In the United States, the manufacture and sale of medical products for human or animal use are regulated by the Food and Drug Administration ("FDA"). The Company regularly has numerous applications for pharmaceutical products, medical devices, animal health products and animal feed supplements pending before the FDA. Most applications include results of stringent and costly testing procedures. As a result of the governmental investigations relating to CYGRO coccidiostat combinations, FDA review of the Company's animal health products has been subject to the FDA's application integrity policy, and the FDA has generally refused to review any of the Company's animal health applications. With the Justice Department investigation now completed, the Company has commenced procedures with the FDA designed to remove the Company from the fraud policy. The Company's human pharmaceutical and vaccine businesses have not been affected by this matter. The FDA is continuing to consider possible restrictions on the use of sulfamethazine additives (which are sold by the Company in combination with penicillin and tetracycline additives) in animal feed.

    Reimbursement of expenditures for drugs and medical devices in state and federally funded programs is regulated by state and federal authorities. The federal Vaccine For Children entitlement program signed into law in 1993 as part of the Omnibus Budget Reconciliation Act ("OBRA") is expected to have an adverse effect on the sales and earnings of the vaccines business beginning in the fourth quarter of 1994 because states will be able to purchase vaccines at federal vaccine prices. In addition, increases in the federal vaccine prices will be limited to increases in the Consumer Price Index. OBRA also included provisions which reduced the federal income tax benefits related to manufacturing activities in Puerto Rico. The reduction in these Puerto Rico tax benefits will have an unfavorable impact on the Company's future results of operations.

    The Clinton administration and certain members of Congress have introduced legislation including various forms of price regulation which may, if enacted into law, have a significant impact on the health care industry. In addition, proposals related to health care alliances, federally mandated spending restrictions, creation of a Medicare rebate program covering prescription drugs, and various tax-law changes, if enacted, may have significant impact on the industry. The Company cannot predict what health care reform measures will be implemented or the impact of any such measures on the Company's future results of operations and cost of doing business.

    In the United States, the manufacture and sale of pesticides are regulated by the Environmental Protection Agency ("EPA"). The Company regularly has numerous applications for pesticides pending before the EPA. Most applications include results of stringent and costly testing procedures. No new pesticide, and no existing pesticide for a new use, may be manufactured, processed or used without prior notice to the EPA.

    The EPA advised the Company that a Special Review under the Federal Fungicide, Insecticide and Rodenticide Act may be initiated for two products, COUNTER terbufos and THIMET phorate, primarily on the basis of suspected avian and aquatic risk. A Special Review proceeding could ultimately result in the cancellation of EPA registrations for both products.

    Outside the United States, medical products for human or animal use and agricultural chemicals are regulated by various agencies, often by standards which differ from those in the United States. In addition, pharmaceutical prices are controlled in many countries, and many countries such as Italy and Germany are increasingly imposing reimbursement limitations.

    Environmental Matters. Federal, state and foreign regulations impose stringent requirements for the control and abatement of air and water pollutants and the manufacture, transportation, storage, labeling, handling and disposal of substances designated hazardous.

    The Company is and has been involved in legal and regulatory proceedings relating to the investigation and cleanup of sites (both its own and third party sites) where hazardous substances have been disposed. In connection with the spin-off of Cytec, Cytec has assumed the environmental liabilities relating to the chemicals businesses, except for the former chemical business site at Bound Brook. This assumption is not binding on third parties, and if Cytec were unable to satisfy these liabilities, they would, in the absence of other circumstances, be enforceable against the Company.

    The Company is also conducting, and may in the future be required to conduct, cleanups of its U.S. operating sites, pursuant to the terms of permits required for the sites and other statutes and regulations relating to hazardous substances. The Company has environmental cleanups planned or in progress at several sites outside the United States including the Genay, France formulations facility purchased from Shell.

    Capital and operating expenditures for environmental protection in 1993 were approximately $7.5 million and $39.4 million, respectively. Capital expenditures for environmental control facilities in 1994 are estimated to be about $19.9 million. Estimates of capital expenditures for environmental control facilities for 1995 have not yet been completed.

PROPERTIES

    The Company operates approximately 58 manufacturing, research and distribution facilities throughout the world. The Company adjusts as it deems prudent the productive capacity of its manufacturing facilities. Capital spending, exclusive of acquisitions, in 1993, 1992 and 1991 was approximately $305.5 million, $311.1 million, and $300.2 million, respectively. In 1994, all planned capital expenditures are intended either to provide necessary capacity, to improve the efficiency of production units, to modernize or replace older facilities or to install equipment for protection of the environment. Some of the important United States facilities (all of which are owned by the Company, except as noted), and the business groups served by such facilities, are:

Bothell, Washington...............................         Medical (Immunex)
Bound Brook, New Jersey...........................                  Medical
Carolina, Puerto Rico.............................                  Medical
Clearwater, Florida...............................                  Medical
Danbury, Connecticut..............................                  Medical
Hannibal, Missouri................................             Agricultural
Manati, Puerto Rico...............................    Medical, Agricultural
Mansfield, Massachusetts (leased).................                  Medical
Pearl River, New York.............................    Medical, Agricultural
Princeton, New Jersey.............................             Agricultural
Sanford, North Carolina...........................                  Medical
Seattle, Washington...............................         Medical (Immunex)
St. Louis, Missouri...............................                  Medical
Wayne, New Jersey.................................   Corporate Headquarters
West Henrietta, New York..........................                  Medical
Willow Island, West Virginia (leased).............             Agricultural

    Outside the United States, the Company's principal manufacturing facilities are located in Argentina, Australia, Brazil, Canada, France, Germany, Great Britain, Italy, Mexico, Republic of Korea, Spain, Taiwan and Venezuela.

LEGAL PROCEEDINGS

    Deductible amounts under the Company's liability insurance coverage (particularly product and environmental liability) are such that the Company must regard itself, for practical purposes, as self-insured with respect to most events. The Company has a self-insurance program which provides reserves for costs based on past claims experience.

    The Company and its subsidiaries are parties to numerous suits and claims arising out of the conduct of business, many of which involve very large damage claims, including claims for punitive damages. Included among such suits, as of September 30, 1994, are 21 involving personal injury or death allegedly occurring in connection with administration of the Company's DTP (diphtheria-tetanus-pertussis) and oral polio vaccines.

    In 1990, the Company's supplier of MAXZIDE triamterene/hydrochlorothiazide filed suit against the Company alleging breach of a 1984 exclusive licensing agreement and seeking damages and rights to the MAXZIDE trademarks and trade dress owned by the Company. After a trial on the merits in Federal District Court, a jury rejected the supplier's claims. The Company has appealed the dismissal of its defamation counterclaim and plaintiff has cross-appealed.

    The FTC has subpoenaed information concerning (i) the Company's opposition to a petition by another company to the FDA to reclassify sutures and a patent infringement lawsuit against that company and (ii) prices charged for certain agricultural products (which may be similar to a long moribund but now revived investigation by the Attorney General of the State of Florida).

    The Company has been named as one of many defendant pharmaceutical manufacturers and distributors in a number of federal and state civil antitrust suits alleging that the defendants conspired to discriminate against retail druggists by providing lower prices to mail order pharmacies, health maintenance organizations and similar purchasers.

    As of September 30, 1994, the Company was a party to, or otherwise involved in, legal proceedings directed at the cleanup of 40 Superfund sites, including the Company-owned Bound Brook site. In many cases, future environmental related expenditures cannot be quantified with a reasonable degree of accuracy. It is the Company's policy to accrue environmental cleanup costs if it is probable that a liability has been incurred and an amount is reasonably estimable. As assessments and cleanups proceed, these liabilities are reviewed periodically and adjusted as additional information becomes available. Environmental liabilities are inherently unpredictable. The liabilities can change substantially due to such factors as additional information on the nature or extent of contamination, methods of remediation required, and other actions by governmental agencies or private parties. Cash expenditures often lag by a number of years the period in which an accrual is recorded. Insurance coverage of various environmental matters is currently being litigated; potential recoveries, if any, however, are unknown at this time. Thus all environmental related accruals have been recorded without giving effect to any possible future insurance proceeds. The 40 Superfund sites exclude sites for which Cytec assumed full liability and agreed to indemnify the Company but include certain sites for which there is shared responsibility between the Company and Cytec. The Company has no reason to believe that it has any practical exposure to any of the liabilities against which Cytec has agreed to assume and indemnify the Company.

    For a discussion of certain shareholder litigation relating to the Revised Offer and the Merger, see "THE MERGER--Certain Shareholder Litigation".

    While it is not feasible to predict the outcome of all pending suits and claims, based on the most recent review by Management of these matters, Management is of the opinion that their ultimate disposition will not have a material adverse effect upon the consolidated financial position of the Company but could be material to the results of operations in any one accounting period.

                         SELECTED FINANCIAL INFORMATION
                                 OF THE COMPANY

    The selected historical consolidated financial data presented below for each of the last five fiscal years and the nine months ended September 30, 1994 and 1993 have been derived from the Company's historical financial statements. These data should be read in conjunction with the financial statements of the Company included elsewhere in this Proxy Statement.

                                                  FOR THE NINE
                                                  MONTHS ENDED
                                                  SEPTEMBER 30          FOR THE YEAR ENDED DECEMBER 31,
                                                 ---------------   ------------------------------------------
                                                  1994     1993     1993     1992     1991     1990     1989
                                                 ------   ------   ------   ------   ------   ------   ------
                                                             (IN MILLIONS, EXCEPT PER SHARE DATA)
OPERATIONS
Net Sales......................................  $3,788   $3,291   $4,277   $4,194   $3,821   $3,380   $3,014
Manufacturing Cost of Sales....................   1,542    1,257    1,633    1,568    1,473    1,336    1,134
Selling, Advertising, Administrative and
General........................................   1,328    1,182    1,607    1,560    1,383    1,211    1,059
Research and Development.......................     484      429      596      531      456      420      354
Acquired In-Process Research and Development...    --        384      384     --       --       --       --
Restructuring..................................    --       --        208     --       --       --       --
Interest and Other Income, Net.................      58       77      101       77       53       52       79
Interest Expense...............................      46       48       62       59       54       88      148
Taxes on Income................................     126      127       43      196      163      120      150
Earnings (Loss) Before Minority Interests......     320      (59)    (155)     357      345      257      248
Earnings (Loss) From Continuing Operations.....     324      (70)    (164)     350      329      240      232
Earnings (Loss) From Discontinued Operations...    --       (622)    (622)      45       30      113       60
Cumulative Effect of Accounting Changes........    --       (333)    (333)    --       --       --       --
Net Earnings (Loss)............................     324   (1,025)  (1,119)     395      359      353      292
Per Share of Common Stock
 Earnings (Loss) From Continuing Operations....  $ 3.59   $ (.78)  $(1.82)  $ 3.85   $ 3.53   $ 2.52   $ 2.48
 Earnings (Loss) From Discontinued
Operations.....................................    --      (6.92)   (6.92)    0.50     0.32     1.19     0.64
 Cumulative Effect of Accounting Changes.......    --      (3.70)   (3.70)    --       --       --       --
 Net Earnings (Loss)...........................    3.59   (11.40)  (12.44)    4.35     3.85     3.71     3.12
 Cash Dividends................................  1.3625   1.2875   1.7250   1.6125   1.4625     1.35   1.3125
Average number of shares of Common Stock
 outstanding (used in calculating earnings per
share).........................................    90.2     89.9     89.9     90.8     93.2     95.1     93.7
OTHER DATA (AT PERIOD END)
Capital Additions..............................  $  201   $  220   $  306   $  311   $  300   $  298   $  296
Current Assets.................................   3,032    2,764    3,086    2,209    1,996    2,139    2,118
Current Liabilities............................   2,439    2,218    2,730    1,370    1,202    1,315    1,571
Working Capital................................     593      546      356      839      794      824      547
Plants, Equipment and Facilities...............   3,270    2,962    3,106    2,710    2,509    2,337    2,012
Net Plant Investment...........................   1,831    1,675    1,770    1,563    1,450    1,338    1,188
Total Assets...................................   6,138    5,660    6,057    5,067    4,689    4,729    4,687
Funded Debt....................................     327      387      344      408      380      386      457
Shareholders' Equity...........................   1,759    1,568    1,367    2,721    2,604    2,563    2,321

      See the accompanying Notes to the Consolidated Financial Statements of the Company included elsewhere herein.

               MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL
                      CONDITION AND RESULTS OF OPERATIONS

FINANCIAL CONDITION

    Liquidity of a company may be measured by its liquid asset position, its ability to generate funds from operations and its ability to arrange external financing.

    At December 31, 1993, the Company had available for its operations approximately $528 million in cash and cash equivalents, marketable securities and time deposits. This source of liquidity, combined with other assets convertible to cash over a relatively short period of time, provides the Company with the capability to satisfy normal cash requirements from its own resources.

    Net cash flows from operating activities of continuing operations in 1993 totaled about $834 million. This amount, combined with existing cash and cash equivalents and increased short-term borrowings, provided the Company with adequate resources for the Immunex acquisition and the acquisition of Shell's crop protection businesses, capital expenditures of approximately $306 million, dividend payments to shareholders of approximately $155 million and other cash requirements.

    In addition to the cash flows from operating activities and liquid assets discussed above, the Company had approximately $700 million in unutilized lines of credit in the United States at December 31, 1993. These lines were available to satisfy cash requirements or to support commercial paper borrowings. As of November 25, 1994, these lines were terminated and any outstanding commercial paper is now supported by AHP's credit facilities. It is further expected that upon the maturity of outstanding commercial paper, the Company's commercial paper program will be terminated as funding needs will be sourced from AHP.

    At December 31, 1993, aggregate debt financing was approximately $959.8 million, equal to 39% of total debt and equity including minority interests and is comprised of short-term borrowings of approximately $433 million and funded debt, including the portion due within one year, of approximately $527 million. At December 31, 1992, aggregate debt financing was approximately $674 million, equal to 20% of total debt and equity including minority interests. The Company increased its level of debt financing from December 31, 1992, in order to meet working capital requirements. The increase in the level of aggregate debt financing as a percentage of total debt and equity including minority interests is due primarily to the reduction in equity caused by the one-time, after-tax charges related to discontinued operations, the Immunex acquisition and the restructuring program, and accounting changes as discussed in Notes 2, 3, 9 and 12 to the Audited Consolidated Financial Statements, respectively, and the increased level of aggregate debt financing.

    Aggregate debt financing was $585.0 million at September 30, 1994, equal to approximately 24% of total debt and equity including minority interests. The corresponding amounts at December 31, 1993, were $959.8 million and 39%, respectively. The decrease in aggregate debt financing from December 31, 1993, was due primarily to seasonal cash flows from operating activities during the first nine months of 1994.

    For detailed information concerning the Merger, discontinued operations, the Immunex and Shell acquisitions, cumulative effect of accounting changes, and income taxes, refer to Notes 1, 2, 3, 6 and 8, respectively, to the unaudited consolidated financial statements included elsewhere with this Proxy Statement.

    Based on projected internal cash generation, and with the financial support of AHP, the Company expects to continue to be able to competitively finance operating cash requirements and planned capital expenditures for 1994, including the amount already committed at December 31, 1993, of approximately $125 million. All planned capital expenditures are intended either to provide necessary capacity, to improve the efficiency of production units, to modernize or replace older facilities, or to install equipment required for protection of the environment.

    The Company considers its December 31, 1993, financial condition and anticipated 1994 cash flows from operating activities to be of the most significance in assessing its liquidity. Importance also can be attached to prior years' data which evidence an ability to maintain liquidity over a period of time.

RESULTS OF OPERATIONS: 1991-1993

    Government Health Care Proposals. The Clinton administration and several members of Congress have proposed various initiatives which may have a significant impact on the health care industry. These initiatives consist primarily of various forms of government mandated managed health care. They include creation of health care alliances, federally mandated spending restrictions, creation of a Medicare rebate program covering prescription drugs, and various tax-law changes. In September 1994, it was announced that the effort to pass a U.S. health care reform bill in 1994 had been discontinued. It is expected that the debate will continue when Congress reconvenes in 1995. While the Company cannot predict with certainty the nature of these potential reforms and the impact they might have on its domestic business, market competition has put pressures on pricing and operating results. These trends are expected to continue throughout the remainder of 1994 and beyond.

    OBRA. The Omnibus Budget Reconciliation Act of 1993 (OBRA), signed into law on August 10, 1993, included provisions that are expected to have an adverse effect on the sales and earnings of the biologicals (vaccines) business beginning in the fourth quarter of 1994. It also included provisions which reduced the federal income tax benefits related to manufacturing activities in Puerto Rico. The reduction in these Puerto Rico tax benefits will have an unfavorable impact on the Company's future results of operations. Other sections of OBRA contained provisions which will, to a lesser extent, have a favorable impact on the Company's future results of operations.

    Restructuring Program. During 1993, the Company announced that it had begun a global, Company-wide restructuring program, which is expected to be accomplished over three years. The restructuring includes a reduction in the Company's workforce, primarily in the medical business, and other cost-cutting measures designed to meet increasingly competitive market conditions and government health care reform efforts in the United States and Europe. A charge of $207.9 million for these costs was reflected in the Company's operating results for the fourth quarter. The Company anticipates that efficiencies related to the restructuring will be phased in over the next several years. The annual benefit of the efficiencies, when realized, is estimated to be approximately $100 million on an after-tax basis.

    Net sales in 1993 were $4.28 billion, up 2% from $4.19 billion in 1992. Net sales in 1992 were restated to exclude the sale of the spun-off chemicals business. See Note 2 to the Audited Consolidated Financial Statements for information related to discontinued operations. The loss from continuing operations in 1993 was $163.7 million, or $1.82 per share, compared to restated earnings of $349.6 million, or $3.85 per share, in 1992. The loss from continuing operations in 1993 includes one-time, after-tax charges of $378.4 million, or $4.21 per share, related to the Immunex acquisition and $133.4 million, or $1.48 per share, related to the restructuring. See Note 3 to the Audited Consolidated Financial Statements. The net loss for 1993 was $1.12 billion compared to net earnings of $395.1 million in 1992. The net loss in 1993 was $12.44 per share compared to earnings of $4.35 per share in 1992. The net loss in 1993 includes a $622.2 million, or $6.92 per share, loss from discontinued operations, the one-time, after-tax charges related to the Immunex acquisition and the restructuring program, and a $332.6 million, or $3.70 per share, after-tax charge for the cumulative effect of accounting changes. See Notes 2, 3, 9 and 12, respectively, to the Audited Consolidated Financial Statements.

    The increase in 1993 sales was attributable to the Agricultural Group which also reported higher operating results. Medical Group sales and operating results were lower compared to 1992. Worldwide sales of the Agricultural Group increased in 1993 compared to a year ago with continuing sales growth of the imidazolinone herbicides, in particular PURSUIT herbicide, leading the sales performance. Agricultural Group operating earnings increased in 1993 versus 1992 due primarily to the impact of higher worldwide sales. Sales of the Medical Group decreased in 1993 compared to last year despite increased worldwide sales of biologicals and ophthalmic products and higher domestic sales of consumer health products. The decrease was due principally to lower worldwide sales of ethical pharmaceuticals. Major factors affecting sales included a strong U.S. dollar and its effect on the translation of foreign sales, lower domestic sales of the ProStep transdermal nicotine patch in a greatly reduced smoking cessation market compared to large introductory sales in 1992, and lower customer inventory levels. Exclusive of the one-time, pre-tax charges related to the Immunex acquisition and the restructuring program, Medical Group operating earnings declined in 1993 versus 1992. The decrease was due principally to the strengthening of the U.S. dollar against major European currencies as well as the effects of increased competition and the Company's commitment to restrain price increases. Although international sales volume increased in 1993, the Company's international businesses experienced decreased sales compared to 1992 due primarily to the strengthening of the U.S. dollar against major European currencies which reduced reported sales in 1993 by approximately 3.5%.

    Restated net sales in 1992 were $4.19 billion, up 10% from the restated $3.82 billion in 1991. Restated earnings from continuing operations in 1992 were $349.6 million, 6% higher than the restated $328.8 million in 1991. Restated earnings from continuing operations per share increased 9% to $3.85 per share versus the restated $3.53 per share in 1991. Net earnings in 1992 were $395.1 million, 10% higher than the $358.8 million achieved in 1991. Net earnings per share in 1992 increased 13% to $4.35 per share versus $3.85 per share in 1991.

    The increases in earnings from continuing operations and net earnings in 1992 were attributable, in large part, to increased sales and higher operating results of the Agricultural Group. Medical Group sales and operating results were also higher compared to 1991. The record sales and operating results of the Agricultural Group were due mainly to the continuing sales growth of the imidazolinone herbicides, in particular, PURSUIT herbicide. Higher sales of the Medical Group in 1992 were the result of increased sales of all major product lines, most notably in the ethical and generic pharmaceuticals and medical devices areas. The Medical Group's operating results were higher than in 1991 but were affected by continued generic competition, promotional costs associated with new product launches, costs related to the expansion of the Company's pharmaceutical sales force in early 1992 and higher research and development expenditures. During 1992, the Company's international businesses experienced increased sales compared to 1991, and the effect of translation of foreign subsidiary sales in 1992 compared to 1991 was immaterial.

    Interest and Other Income, Net in 1993 and 1992 includes income from the sale of land by an overseas subsidiary reported on an installment basis. The sale had no material impact on the Company's net earnings or earnings per share in 1992 because of significant local taxes on the transaction. 1993 also includes a one-time credit from a co-marketing agreement related to the launch of a new cardiovascular product.

    Research and development expenditures have continued to increase each year as part of the Company's commitment to provide new products and technologies in growth business areas.

    Foreign exchange losses impacted earnings by $29.3 million in 1993, $30.9 million in 1992 and $25.1 million in 1991. The losses were generated primarily by operations in countries with hyperinflationary economies, principally in Latin America.

    Translation of foreign subsidiary operating statements at reduced foreign currency exchange rates resulting from a strengthening U.S. dollar had an unfavorable effect on consolidated revenues and earnings in 1993 compared to 1992. The effect of translation in 1992 compared to 1991 was not significant.

    The impact of inflation on the Company's results of operations is considered insignificant as the rate of inflation has remained relatively low in recent years.

    Taxes on income as a percent of earnings (loss) from continuing operations were 37.9% in 1993, 35.4% in 1992 and 32.1% in 1991. Taxes on income and related effective tax rates are discussed further in Note 9 to the Audited Consolidated Financial Statements.

    Effective January 1, 1993, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 109, "Accounting for Income Taxes." It requires an asset and liability approach for financial accounting and reporting for deferred income taxes. The aggregate cumulative effect of this accounting change was a one-time gain of $13.0 million or $.14 per share. Prior year financial statements have not been restated to apply the provisions of SFAS No. 109. In conjunction with the spin-off of Cytec, the portion of the cumulative effect of this accounting change applicable to the chemicals business is reflected in discontinued operations. Accordingly, there were gains of $2.4 million or $.02 per share, to continuing operations and $10.6 million, or $.12 per share, to discontinued operations.

    The 1993 provision for income taxes attributable to continuing operations includes a benefit of approximately $16.1 million, or $.18 per share, related to the change in tax laws and rates included in the Omnibus Budget Reconciliation Act of 1993 (OBRA) signed into law on August 10, 1993. This benefit is due primarily to the remeasuring of the Company's domestic net deferred tax assets in accordance with SFAS No. 109 to reflect an increase in the statutory tax rate.

    Factors affecting the effective tax rate in 1993 compared to 1992 include the one-time charge related to the Immunex acquisition, a change in mix of income among taxing jurisdictions and the passage of OBRA. See Note 9 to the Audited Consolidated Financial Statements.

    Postretirement Benefits Other Than Pensions. Effective January 1, 1993, the Company adopted SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other than Pensions," which requires the accrual of retiree benefit costs over the active service period of employees to the date of full eligibility for these benefits. The initial accumulated postretirement benefit obligation at January 1, 1993, was $565.4 million, net of deferred income tax effects of $355.6 million, or $6.28 per share. The Company elected to record this obligation, measured as of November 30, 1992, as a one-time cumulative charge to earnings. In conjunction with the spin-off of Cytec, the portion of the cumulative effect of this accounting change applicable to the chemicals business is reflected in discontinued operations. Accordingly, there were charges of $335.0 million, net of deferred income tax effects of $210.7 million, or $3.72 per share, to continuing operations and $230.4 million, net of deferred income tax effects of $144.9 million, or $2.56 per share, to discontinued operations.

    The effect on continuing operations of adopting this new accounting statement increased 1993 net postretirement benefit expense on a pre-tax basis by approximately $21.0 million. Accordingly, loss from continuing operations in 1993 includes approximately $13.0 million or $.14 per share of incremental expense on an after-tax basis related to the adoption of this new accounting statement. Postretirement benefit expense for 1992 and 1991, which was recorded on a cash basis, has not been restated. There was no impact on cash flow as the Company plans to continue to fund the obligation as the claims are paid.

    Investments. In May 1993, the Financial Accounting Standards Board (FASB) issued SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," which is effective for fiscal years beginning after December 15, 1993. This Standard is not expected to have a significant effect on the Company's consolidated results of operations but is expected to have a favorable effect on the Company's financial position.

    Postemployment Benefits. In November 1992, the FASB issued SFAS No. 112, "Employers' Accounting for Postemployment Benefits," which is effective for fiscal years beginning after December 15, 1993. This Standard is not expected to have a significant effect on either the consolidated results of operations or financial position of the Company.

    Business groups' sales and operating earnings, along with certain other financial data, are set forth in Note 13 to the Audited Consolidated Financial Statements and are discussed below.

    Medical Group sales decreased in 1993 compared to 1992 despite increased worldwide sales of biologicals and ophthalmic products and higher domestic sales of consumer health products. The decrease was due principally to lower worldwide sales of ethical pharmaceuticals and wound management products. Major factors affecting sales included the strengthening of the U.S. dollar against major European currencies and its effect on the translation of foreign sales, substantially lower domestic sales of PROSTEP transdermal nicotine patch in a greatly reduced smoking cessation market compared to large introductory sales during last year and lower customer inventory levels. Worldwide sales of the antibiotic MINOCIN minocycline and domestic sales of the diuretic MAXZIDE triamterene/hydrochlorothiazide declined in 1993 due to continued generic erosion of these off-patent brands. Worldwide sales of Davis & Geck wound management products were lower due primarily to lower customer inventory levels. Increased international sales of HIBTITER Haemophilus b conjugate vaccine during 1993 were offset by decreased domestic sales of HIBTITER. Domestic sales of TRI-IMMUNOL diphtheria, tetanus, and pertussis vaccine also decreased in 1993 compared to 1992. Domestic sales of HIBTITER and TRI-IMMUNOL decreased due primarily to large introductory domestic sales of TETRAMUNE, a childhood combination vaccine of HIBTITER and TRI-IMMUNOL. Domestic sales of CENTRUM and CENTRUM SILVER multivitamin/multimineral supplements and worldwide sales of Storz ophthalmic products increased in 1993 versus a year ago.

    Exclusive of the one-time, pre-tax charges related to the Immunex acquisition and the restructuring program, Medical Group operating earnings declined in 1993 versus 1992. The decrease was due principally to the strengthening of the U.S. dollar against major European currencies as well as the effects of increased competition and the Company's commitment to restrain price increases. In addition, operating earnings were negatively impacted by a shift in the product mix towards lower margin products. Management expects most of these factors to continue to influence Medical Group operating earnings in 1994.

    Medical Group sales were higher in 1992 compared with those reported in 1991. The 1992 results include higher worldwide sales of all major product lines including biologicals, ethical and generic pharmaceuticals and medical devices. Ethical pharmaceuticals led the sales performance in domestic markets with higher sales of the cardiovascular agent VERELAN verapamil and the antibiotic SUPRAX cefixime. Introductory sales of Lederle's PROSTEP transdermal nicotine patch also contributed to the sales growth in the ethical pharmaceuticals area. Although generic competition continues to adversely affect domestic sales of the antibiotic MINOCIN minocycline, sales growth in key international markets substantially offset the decline in 1992. In both domestic and international markets, the anticancer agents NOVANTRONEmitoxantrone and leucovorin calcium registered sales gains over 1991. In the biologicals area, lower domestic sales of HIBTITER Haemophilus b conjugate vaccine compared to high new indication sales a year earlier were substantially offset by introductory international sales in 1992. Although consumer health products benefited from increased worldwide sales of CENTRUM multivitamins and higher domestic sales of CENTRUM SILVERmultivitamins, sales of DYNATRIM diet meal replacement declined significantly. Worldwide sales increased in all three medical device businesses:
Davis & Geck wound management products, Storz ophthalmic products and Acufex orthopaedic devices. Contributing to the sales performance were higher international sales of DEXON II absorbable braided sutures and increased worldwide sales of ophthalmic equipment and orthopaedic devices.

    While the Medical Group's operating earnings were higher in 1992 than 1991, some factors affecting the operating results included continued generic competition, promotional costs associated with several new product launches, costs associated with the expansion of the Company's pharmaceutical sales force in early 1992 and higher research and development expenditures.

    Agricultural Group worldwide sales increased in 1993 compared to a year ago led by higher worldwide sales of crop protection chemicals. Increased worldwide sales of PURSUIT herbicide led the crop protection chemicals sales performance. Higher domestic sales of SCEPTER and SQUADRON herbicides were partially offset by lower worldwide sales of PROWL herbicide, marketed as STOMP in international markets. Sales of the Group's animal health and nutrition products were about even in 1993 versus a year ago. Increased international sales of CYDECTINmoxidectin endectocide were offset by lower domestic sales of AUREOMYCIN chlortetracycline antibiotic feed supplement and decreased international sales of CYGRO anticoccidial. Agricultural group operating earnings increased in 1993 despite a one-time, pre-tax charge associated with the restructuring. This increase was due mainly to the impact of higher worldwide sales, primarily crop protection chemicals. The acquisition of certain crop protection businesses from the Shell Petroleum Company Limited at the end of 1993 had no impact on Agricultural Group sales, but is expected to have a significant effect on future sales.

    Agricultural Group sales and operating earnings in 1992 increased significantly over 1991 to record levels. Worldwide sales of crop protection chemicals and animal health and nutrition products increased in 1992 over the previous year. Sales and operating earnings of the Group were higher in 1992 due primarily to increased sales of PURSUIT herbicide, which led the crop protection chemicals sales performance. International sales of SCEPTER herbicide and domestic sales of COUNTER soil insecticide and PURSUIT PLUS herbicide also experienced gains over 1991. The increase in international sales of SCEPTER was primarily concentrated in the Latin American markets which suffered in 1991 from depressed economic conditions. Increased domestic sales of PROWL herbicide, marketed as STOMP in international markets, were offset by lower international sales as a result of poor weather conditions in several major European markets during the growing season. Increased worldwide sales of the family of Aureomycin chlortetracycline antibiotic feed supplements led the sales performance of animal health and nutrition products. International sales of AVOTAN avoparcin and CYGRO coccidiostat also registered gains.

RESULTS OF OPERATIONS: NINE MONTHS ENDED SEPTEMBER 30, 1994 AND 1993

    Consolidated net sales for the first nine months of 1994 were $3,788.1 million, an increase of 15.1% compared with $3,291.4 million in the first nine months of 1993. The increase was due primarily to international sales of products acquired from Shell.

    Earnings from continuing operations for the first nine months of 1994 were $323.9 million, or $3.59 per share, compared to a loss of $70.4 million, or $.78 per share, reported for the first nine months of 1993. 1994 nine month results include one-time, net charges of $25.3 million, or $.28 per share, related to the Merger. 1993 nine month results included a one-time, net charge of $378.4 million, or $4.21 per share, related to the Immunex acquisition.

    Net earnings for the first nine months of 1994 were $323.9 million, or $3.59 per share, compared to a net loss of $1,025.2 million, or $11.40 per share, reported for the first nine months of 1993. 1994 nine month results include one-time, net charges of $25.3 million, or $.28 per share, related to the Merger. The nine-month 1993 net loss included a one-time, net charge of $378.4 million, or $4.21 per share, related to the Immunex acquisition; a $622.2 million, or $6.92 per share, net loss from discontinued operations; and a $332.6 million, or $3.70 per share, net charge for the cumulative effect of accounting changes applicable to continuing operations. The net loss from discontinued operations, related to the spin-off of Cytec, included a net loss from operations of $75.6 million, primarily attributable to a provision for remediation expense of $98.2 million, a net loss on distribution of $326.8 million, and a net charge of $219.8 million for the cumulative effect of accounting changes applicable to discontinued operations.

    Sales of the Medical Group increased in the first nine months of 1994 compared to the same period a year ago. The results reflect increased worldwide sales of consumer health products and increased domestic sales of oncology products and generic pharmaceuticals. These increases were partially offset by lower domestic sales of ophthalmic products. Increased sales of domestic ethical pharmaceuticals were offset by lower international sales. International sales were impacted by governmental health care reform efforts in Europe, including cutbacks on state-reimbursed pharmaceutical purchases. Worldwide sales of CENTRUM and domestic sales of CENTRUM SILVERmultivitamin/multimineral supplements increased in the first nine months of 1994 versus the same period a year ago. Domestic sales of oncology products were higher in the first nine months of 1994 compared to the same period last year due to the Immunex acquisition in June 1993. Increased domestic sales of generic pharmaceuticals were due primarily to the introduction of several new products in late 1993 and early 1994. Increased domestic sales of SUPRAX cefixime and introductory worldwide sales of ZOSYN injectable antibiotic, marketed as TAZOCINin international markets, were partially offset by lower domestic sales of MINOCIN minocycline and MAXZIDE triamterene/hydrochlorothiazide due primarily to increased competition and generic substitution. International sales of NICHOLIN citicoline and PIPRACIL piperacillin decreased in the first nine months of 1994 compared to last year due primarily to government health care reform efforts in Europe. Lower domestic sales of HIBTITER Haemophilus b conjugate vaccine and TRI-IMMUNOL diphtheria, tetanus and pertussis vaccine in the first nine months of 1994 compared to the same period last year were mostly offset by higher domestic sales of TETRAMUNE, a childhood combination vaccine of HIBTITER and TRI-IMMUNOL, and increased domestic sales of ORIMUNE Poliovirus vaccine live oral trivalent. Lower domestic sales of STORZ ophthalmic products were due primarily to the disposition of the specialty devices product line in early 1994.

    Medical Group operating earnings increased in the first nine months of 1994 versus the comparable period in 1993. The increase was due to the one-time charge in the second quarter of 1993 related to the Immunex acquisition which resulted in a Medical Group operating loss for the first nine months of 1993. Exclusive of this one-time charge in the second quarter of 1993, Medical Group operating earnings were about even in the first nine months of 1994 versus the comparable period in 1993. The favorable impact of increased sales volume in the first nine months of 1994 compared to last year was offset by an Immunex operating loss, due primarily to research and development expenditures, and continued sales price erosion on domestic pharmaceutical products.

    Worldwide sales of the Agricultural Group increased in the first nine months of 1994 versus the same period a year ago. The increase was primarily due to worldwide sales gains in agricultural products, primarily sales of crop protection products acquired from Shell and higher domestic sales of PURSUIT herbicide. The purchase of the Shell companies' international crop protection business was substantially complete by the end of 1993. International sales of products acquired from Shell were led by FASTAC, TORQUE, AZODRIN, CASCADE and RIPCORDinsecticide/acaricides; DELAN, SAPROL and ACROBAT/FORUM fungicides; and SUFFIX and BLADEX herbicides. Sales of the Agricultural Group's animal health and nutrition products increased in the first nine months of 1994 versus the same period last year due to sales of products acquired from Shell and the acquisition of an Australian veterinary biologicals company in November 1993.

    Agricultural Group operating earnings were higher in the first nine months of 1994 compared to the same period a year ago due primarily to the impact of higher domestic sales of crop protection products. The impact of higher sales related to products acquired from Shell was offset by amortization of certain acquisition costs. In addition, certain products acquired from Shell realize lower profit margins than existing crop protection products. This reflects the nature of the acquired Shell business which includes numerous third party resale products versus higher margin proprietary products.

    The 1993 results included a one-time tax benefit of $16.1 million, or $.18 per share, related primarily to the remeasuring of the Company's domestic net deferred tax assets to reflect an increase in the statutory tax rate.

    Earnings before taxes on income for the first nine months of 1994 and 1993 include exchange losses of $11.4 million and $15.5 million, respectively. The exchange losses were generated primarily by operations in hyperinflationary economies, principally in Latin America.

    During the third quarter of 1994, one time charges related to the Merger were recorded in administrative and general expense in the accompanying Consolidated Statement of Operations. The Company anticipates that additional one-time charges of approximately $300 million, on a pre-tax basis, will be recorded upon the Effective Date. These charges will consist primarily of costs associated with the cash settlement of employee stock options and contingent investment advisory fees.

            PRINCIPAL SHAREHOLDERS AND SHARE OWNERSHIP OF MANAGEMENT

    AHP is the beneficial owner of 89,569,795 shares, or approximately 97.6% of the shares of the Common Stock outstanding as of the Record Date. Other than AHP and Purchaser, and their respective directors and officers who may be deemed to own beneficially the shares of Common Stock beneficially owned by AHP and Purchaser, no shareholder is the beneficial owner of more than 5% of the outstanding shares of Common Stock. Except as described herein, to the knowledge of AHP and Purchaser, none of the directors or executive officers of AHP or Purchaser or any of their respective associates are the beneficial or record owner of any securities of the Company, or any parent or subsidiary of the Company.

    The shares of Common Stock are the only class of securities of the Company presently entitled to vote at the Special Meeting. The following table sets forth the shares of the Company's Common Stock held beneficially, directly or indirectly, by each director or the named executive officers, and by all directors and executive officers as a group:

   NAME OF BENEFICIAL OWNER                                                    NUMBER OF SHARES
- - - ----------------------------------------------------------------------------   ----------------
Executive Officers and Directors
A. R. Dragone...............................................................          120
G. J. Sella, Jr.............................................................          120
John R. Stafford (1)                                                                    0
Robert G. Blount (1)........................................................            0
Stanley F. Barshay (1)......................................................            0
Louis L. Hoynes, Jr. (1)....................................................            0
Joseph J. Carr (1)..........................................................            0
Fred Hassan (1).............................................................            0
John R. Considine (1).......................................................            0
Thomas M. Nee (1)...........................................................            0
All Executive Officers and Directors as a group (10 persons)................          240

- - - ------------

(1) Became a director and/or executive officer of the Company on November 21, 1994.

    The following individuals were directors and/or executive officers of the Company until November 21, 1994 (prior to their replacement with designees of Purchaser) and beneficially owned the number of shares of Common Stock indicated as of December 1, 1994: F. V. AtLee--no shares; D. R. Bethune--no shares; A. J. Costello--no shares; D. M. Culver--120 Shares; R. Halstead--120 shares; A. J. Levine--120 shares; P. W. MacAroy--120 shares; V. T. Marchesi--120 shares; T. D. Martin-- no shares; W. J. Murray--no shares; M. Tanenbaum--120 shares; and A. Wexler--120 shares.

                    INFORMATION CONCERNING AHP AND PURCHASER

    AHP, together with its subsidiaries, is a leading manufacturer and marketer of health care products (including pharmaceuticals, consumer health care products, medical supplies and diagnostic products) and food products. Purchaser was organized in connection with the transactions pursuant to the Merger Agreement and has not carried on any activities to date other than those incident to its formation and in connection with the acquisition of the Company. AHP's and Purchaser's principal executive offices are located at Five Giralda Farms, Madison, New Jersey 07940, telephone number (201) 660-5000.

                             REVOCATION OF PROXIES

    If the Special Meeting is adjourned, for whatever reason, the approval of the Merger Agreement shall be considered and voted upon by shareholders at the subsequent "adjourned meeting" (as such term is used in Section 604(4) of the MBCA), if any.

    You may revoke your proxy at any time prior to its exercise by attending the Special Meeting and voting in person (although attendance at the Special Meeting will not in and of itself constitute revocation of a proxy), by giving notice of revocation of your proxy at the Special Meeting, or by delivering a written notice of revocation or a duly executed proxy relating to the matters to be considered at the Special Meeting and bearing a later date to the Secretary of the Company at One Cyanamid Plaza, Wayne, New Jersey 07470. Unless revoked in the manner set forth above, proxies in the form enclosed will be voted at the Special Meeting in accordance with your instructions.

                         INDEPENDENT PUBLIC ACCOUNTANTS

    Upon appointment by the Company's Board of Directors, KPMG Peat Marwick LLP, independent public accountants, audited and reported on the consolidated financial statements of the Company and its subsidiaries for its fiscal year ended December 31, 1993. Such financial statements have been included in this Proxy Statement in reliance upon such report. The Company's Board of Directors has designated KPMG Peat Marwick LLP as the Company's auditors for the fiscal year ending December 31, 1994. A representative of KPMG Peat Marwick LLP is not expected to be present at the Special Meeting.

                               PROXY SOLICITATION

    The cost of soliciting proxies will be borne by the Company. The Company will solicit proxies and the Company's directors, officers and employees may also solicit proxies by telephone, telegram or personal interview. These persons will receive no additional compensation for these services. Arrangements will be made to furnish copies of proxy materials to fiduciaries, custodians and brokerage houses for forwarding to beneficial owners of Common Stock. Such persons will be paid reasonable out-of-pocket expenses.

                                 OTHER MATTERS

    The Board of Directors of the Company does not intend to bring any other matters before the Special Meeting and does not know of any other matters that may be brought before the Special Meeting by others.

    If the Merger is not consummated, shareholder proposals intended to be presented at the 1995 Annual Meeting of Shareholders must have been received by the Company not later than November 8, 1994 for inclusion in the proxy materials for such meeting.

                                          By Order of the Board of Directors

                                                        Secretary

December 13, 1994

                         INDEX TO FINANCIAL STATEMENTS
                 OF AMERICAN CYANAMID COMPANY AND SUBSIDIARIES

                                                                                        PAGE
                                                                                        ----

Unaudited Financial Statements for the Nine Months Ended September 30, 1994 and 1993:

  Consolidated Balance Sheet at September 30, 1994...................................    F-2

  Consolidated Statements of Operations for the three months and nine months ended
September 30, 1994 and 1993..........................................................    F-3

  Condensed Consolidated Statements of Cash Flows for the nine months ended
    September 30, 1994 and 1993......................................................    F-4

  Notes to Consolidated Financial Statements.........................................    F-5

Financial Statements for the Years Ended December 31, 1993:

  Independent Auditors' Report.......................................................    F-8

  Consolidated Balance Sheets at December 31, 1993 and 1992..........................    F-9

  Consolidated Statements of Operations and Earnings Employed in the Business for the
years ended December 31, 1993, 1992 and 1991.........................................   F-10

  Consolidated Statements of Cash Flows for the years ended December 31, 1993, 1992
and 1991.............................................................................   F-11

  Notes to Consolidated Financial Statements.........................................   F-12

  Unaudited Quarterly Financial Data.................................................   F-30

                   AMERICAN CYANAMID COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEET
                                  (UNAUDITED)

                                                                                  SEPTEMBER 30,
                                                                                      1994
                                                                                  -------------
                                                                                  (MILLIONS OF
                                                                                    DOLLARS)
   ASSETS
Current assets
  Cash and cash equivalents....................................................     $   356.3
  Marketable securities and time deposits......................................         122.5
  Accounts receivable, less allowance for doubtful accounts of $44.6...........       1,065.3
  Inventories..................................................................       1,043.2
  Deferred tax assets..........................................................         444.2
                                                                                  -------------
      Total current assets.....................................................       3,031.5
                                                                                  -------------
Investments and advances.......................................................         361.1
Plants, equipment and facilities, at cost......................................       3,269.5
  Less accumulated depreciation................................................       1,438.4
                                                                                  -------------
      Net plant investment.....................................................       1,831.1
                                                                                  -------------
Intangibles resulting from business acquisitions, net of accumulated
amortization...................................................................         289.2
Deferred tax assets............................................................         304.5
Other assets...................................................................         320.6
                                                                                  -------------
                                                                                    $ 6,138.0
                                                                                  -------------
                                                                                  -------------
    LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities
  Accounts payable and accrued expenses........................................     $ 1,899.0
  Short-term borrowings........................................................         196.6
  Funded debt installments due within one year.................................          61.1
  Income taxes.................................................................         282.4
                                                                                  -------------
      Total current liabilities................................................       2,439.1
                                                                                  -------------
Funded debt....................................................................         327.3
Deferred tax liabilities.......................................................          38.7
Other noncurrent liabilities...................................................       1,441.5
Minority interests.............................................................         132.4
Shareholders' equity
  Common stock.................................................................         513.6
  Additional paid-in capital...................................................          68.0
  Earnings employed in the business............................................       1,648.8
  Accumulated translation and other adjustments................................          (7.9)
  Accumulated net unrealized gains on available-for-sale securities (Note 7)...          35.3
  Treasury stock, at cost......................................................        (498.8)
                                                                                  -------------
      Total shareholders' equity...............................................       1,759.0
                                                                                  -------------
                                                                                    $ 6,138.0
                                                                                  -------------
                                                                                  -------------

                See Notes to Consolidated Financial Statements.

                   AMERICAN CYANAMID COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS
                                  (UNAUDITED)

                                             THREE MONTHS ENDED            NINE MONTHS ENDED
                                               SEPTEMBER 30,                 SEPTEMBER 30,
                                         --------------------------    --------------------------
                                            1994           1993           1994           1993
                                         -----------    -----------    -----------    -----------
                                             (MILLIONS OF DOLLARS, EXCEPT PER SHARE AMOUNTS)
Net sales.............................   $   1,033.5    $     899.4    $   3,788.1    $   3,291.4
                                         -----------    -----------    -----------    -----------
Expenses:
  Manufacturing cost of sales.........         414.7          342.4        1,543.1        1,257.8
  Selling and advertising.............         328.2          300.4        1,043.9          963.0
  Research and development............         158.5          148.9          483.8          429.3
  Administrative and general (Note
1)....................................         112.2           72.8          283.7          219.0
  Acquired in-process research and
development (Note 3)..................            --             --             --          383.6
                                         -----------    -----------    -----------    -----------
                                             1,013.6          864.5        3,354.5        3,252.7
                                         -----------    -----------    -----------    -----------
Earnings from operations..............          19.9           34.9          433.6           38.7
Interest and other income, net........          38.3           41.8           58.1           76.9
                                         -----------    -----------    -----------    -----------
                                                58.2           76.7          491.7          115.6
Interest expense......................          13.7           14.9           45.9           48.0
                                         -----------    -----------    -----------    -----------
Earnings before taxes on income.......          44.5           61.8          445.8           67.6
Taxes on income (Note 8)..............          16.5            5.8          126.2          126.7
                                         -----------    -----------    -----------    -----------
Earnings (loss) before minority
interests.............................          28.0           56.0          319.6          (59.1)
Minority interests....................          (5.9)          (6.4)           4.3          (11.3)
                                         -----------    -----------    -----------    -----------
Earnings (loss) from continuing
operations............................          22.1           49.6          323.9          (70.4)
Discontinued operations (Notes 2 and
  6):
  Loss from operations, net of taxes
    of $66.4 and $64.7,
respectively..........................            --          (85.6)            --          (75.6)
  Loss on distribution, net of taxes
    of $44.2..........................            --         (326.8)            --         (326.8)
  Cumulative effect of accounting
changes, net of taxes of $144.9.......            --             --             --         (219.8)
                                         -----------    -----------    -----------    -----------
                                                  --         (412.4)            --         (622.2)
                                         -----------    -----------    -----------    -----------
Earnings (loss) before cumulative
  effect of accounting changes........          22.1         (362.8)         323.9         (692.6)
Cumulative effect of accounting
  changes (Note 6)....................            --             --             --         (332.6)
                                         -----------    -----------    -----------    -----------
Net earnings (loss)...................   $      22.1    $    (362.8)   $     323.9    $  (1,025.2)
                                         -----------    -----------    -----------    -----------
                                         -----------    -----------    -----------    -----------
Per share of common stock:
Earnings (loss) from continuing
operations............................   $       .23    $       .55    $      3.59    $      (.78)
Loss from discontinued operations.....            --          (4.59)            --          (6.92)
                                         -----------    -----------    -----------    -----------
Earnings (loss) before cumulative
  effect of accounting changes........           .23          (4.04)          3.59          (7.70)
Cumulative effect of accounting
changes...............................            --             --             --          (3.70)
                                         -----------    -----------    -----------    -----------
Net earnings (loss)...................   $       .23    $     (4.04)   $      3.59    $    (11.40)
                                         -----------    -----------    -----------    -----------
                                         -----------    -----------    -----------    -----------
Dividends.............................   $     .4625    $     .4375    $    1.3625    $    1.2875
                                         -----------    -----------    -----------    -----------
                                         -----------    -----------    -----------    -----------
Average number of common shares
outstanding...........................    90,704,838     89,842,247     90,165,510     89,936,347

                See Notes to Consolidated Financial Statements.

                   AMERICAN CYANAMID COMPANY AND SUBSIDIARIES
                CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
                                  (UNAUDITED)

                                                                             NINE MONTHS ENDED
                                                                               SEPTEMBER 30,
                                                                             ------------------
                                                                              1994       1993
                                                                             -------    -------
                                                                                (MILLIONS OF
                                                                                  DOLLARS)
Net cash provided by operating activities of continuing operations........   $ 568.6    $ 881.0
Net cash provided by operating activities of discontinued operations......        --       59.7
                                                                             -------    -------
Net cash provided by operating activities.................................     568.6      940.7
                                                                             -------    -------
Cash flows provided by (used for) investing activities
Additions to plants, equipment and facilities.............................    (201.4)    (219.5)
Available for sale securities:
  Purchases...............................................................    (287.2)        --
  Sales...................................................................     247.9         --
  Maturities..............................................................      24.2         --
Additions to investments--principally marketable securities...............        --     (430.1)
Reductions to investments--principally marketable securities..............        --      264.4
Acquisitions of businesses, net of cash acquired..........................        --     (339.0)
Net investing activities of discontinued operations.......................        --      (83.1)
Other, net................................................................      10.2       (7.3)
                                                                             -------    -------
Net cash used for investing activities....................................    (206.3)    (814.6)
                                                                             -------    -------
Cash flows provided by (used for) financing activities....................
Change in short-term borrowings, net......................................    (220.8)     177.3
Funded debt additions.....................................................      70.6      198.6
Funded debt reductions....................................................    (219.8)    (278.7)
Purchases of treasury stock...............................................      (6.2)     (17.9)
Cash dividends............................................................    (123.3)    (115.8)
Cash component of Cytec dividend..........................................     (27.1)       (.6)
Exercise of stock options.................................................      90.8        4.0
                                                                             -------    -------
Net cash used for financing activities....................................    (435.8)     (33.1)
                                                                             -------    -------
Effect of exchange rate changes on cash and cash equivalents..............       3.7       (6.1)
                                                                             -------    -------
Increase (decrease) in cash and cash equivalents..........................     (69.8)      86.9
Cash and cash equivalents, beginning of year..............................     426.1      341.7
                                                                             -------    -------
Cash and cash equivalents, end of period..................................   $ 356.3    $ 428.6
                                                                             -------    -------
                                                                             -------    -------
Supplemental information:
  Cash paid for interest (net of amounts capitalized).....................   $  48.2    $  45.1
                                                                             -------    -------
                                                                             -------    -------
  Cash paid for taxes.....................................................   $  94.5    $  95.3
                                                                             -------    -------
                                                                             -------    -------

                See Notes to Consolidated Financial Statements.

                   AMERICAN CYANAMID COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (UNAUDITED)
                (Millions of dollars, except per share amounts)

(1) On August 17, 1994, American Home Products Corporation and Cyanamid entered into a definitive merger agreement which provided for Cyanamid shareholders to receive a price of $101 per share net in cash for all outstanding shares of Cyanamid. Under the merger agreement, Cyanamid's preferred stock purchase rights were redeemed at $.02 per right.

    The total value of the transaction, on a fully diluted basis, is approximately $9,700.0. The agreement has been approved by the Boards of Directors of both companies. The Cyanamid Board has determined that the terms of the offer and merger are fair to, and in the best interests of, the company and its shareholders and recommends that shareholders tender their Cyanamid shares in American Home Products' tender offer.

    The existing tender offer, as amended, expired at 8:00 p.m. on November 21, 1994. Subsequent to the completion of the tender offer, Cyanamid will be merged with a subsidiary of American Home Products and each Cyanamid share not previously purchased will be converted into the right to receive $101 per share net in cash. Accordingly, the Form 10Q for the quarter ended September 30, 1994, will most likely be the last Form 10Q to be filed by Cyanamid with the Securities and Exchange Commission.

    During the third quarter of 1994, one-time charges related to the merger were recorded in Administrative and general expenses in the accompanying Consolidated Statements of Operations. These charges, which consisted primarily of costs associated with stock appreciation rights and legal and investment advisory fees, amounted to $25.3, or $.28 per share, on an after-tax basis.

(2) On August 17, 1993, the company's Board of Directors approved a formal plan to effect the spin-off of Cytec Industries (Cytec), which encompassed substantially all of the company's chemicals business, including plant food, to shareholders. On December 17, 1993, the Board of Directors declared a dividend payable to shareholders of record as of December 28, 1993, at the rate of one share of Cytec common stock for every seven shares of the company's common stock. On January 24, 1994, the Cytec common shares were distributed as a taxable dividend to shareholders. The company retained a $200.0 preferred stock interest in Cytec.

    In conjunction with the approval of the formal plan to effect the spin-off, the operating results of the chemicals business have been accounted for as discontinued operations since the third quarter of 1993. Accordingly, the 1993 condensed consolidated financial statements exclude amounts for discontinued operations from captions applicable to continuing operations.

    In anticipation of the spin-off, in the third quarter of 1993 the company reflected in its results of discontinued operations certain costs related to the disposition or termination of chemical business operations not assumed by Cytec (primarily the elimination of accumulated translation adjustments); valuation allowances related to assets (primarily deferred tax assets) transferred to Cytec; and other spin-off costs which amounted, in the aggregate, to $326.8 on an after-tax basis.

    Based upon a comprehensive review of environmental matters completed during the third quarter of 1993, Cyanamid recorded a provision for remediation expense of $98.2, net of tax. This provision related to past or current chemical business operations and was reflected in the operating results of discontinued operations.

    Net sales of Cyanamid's chemicals business for the three and nine month periods ended September 30, 1993, were $261.5 and $777.9, respectively.

                   AMERICAN CYANAMID COMPANY AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)
                                  (UNAUDITED)
                (Millions of dollars, except per share amounts)

(3) On June 1, 1993, shareholders of Immunex Corporation (Immunex) approved an agreement to create a new biopharmaceutical company by merging the company's North American Lederle oncology business with Immunex. The company also contributed $350.0 to the new company, which retained the Immunex name, and received 53.5% of the common stock of the new company while Immunex shareholders retained the remaining 46.5%. The acquisition was reflected as a purchase in the accompanying condensed consolidated financial statements. The net assets and operating loss attributable to the equity interest not acquired by the company is included in the caption "Minority interests".

    The nine month 1993 results include a one-time charge of $383.6 related principally to the write-off of acquired in-process research and development resulting from the acquisition of the 53.5% interest in Immunex. There was no significant tax benefit available on this one-time charge. Accordingly, earnings from continuing operations and net earnings were reduced by $378.4 or $4.21 per share.

    In the third quarter of 1993, Cyanamid and The Shell Petroleum Company Limited (Shell) signed an agreement pursuant to which the company later acquired substantially all assets and liabilities of the Shell companies' crop protection business outside the United States and Canada. The Shell acquisition, reflected as a purchase in the accompanying condensed consolidated financial statements, was substantially complete by the end of 1993. The total purchase price will aggregate approximately $400.0, when all phases of the acquisition are finalized, plus royalty payments on future product sales.

    The previously announced agreement in principle to sell the Davis & Geck wound management business has not been finalized. The parties involved are now exploring possible alternatives.

(4) In the fourth quarter of 1993, the company commenced a global, companywide restructuring program, which is expected to be accomplished over three years. A pre-tax charge of $207.9 for these costs was reflected in the company's operating results for the fourth quarter of 1993.

    Since implementation of the restructuring program, the restructuring accruals have decreased by approximately $45.2 due primarily to cash expenditures related to severance costs and non-cash charges to curtail and consolidate certain product lines. Approximately 1,700 employees have been terminated through involuntary measures since inception of the program.

    As discussed in Note 1 to the condensed consolidated financial statements, American Home Products Corporation and the company entered into a definitive merger agreement on August 17, 1994. The company cannot predict the impact of the merger agreement on the restructuring program at this time.

                   AMERICAN CYANAMID COMPANY AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)
                                  (UNAUDITED)
                (Millions of dollars, except per share amounts)

(5) Components of inventories at September 30, 1994 were as follows:

                                                                 SEPTEMBER 30,
                                                                     1994
                                                                 -------------
Finished goods................................................     $   570.9
Work in progress..............................................         285.4
Raw materials and supplies....................................         306.6
                                                                 -------------
                                                                     1,162.9
Less reduction to LIFO cost...................................        (119.7)
                                                                 -------------
                                                                   $ 1,043.2
                                                                 -------------
                                                                 -------------

(6) Effective January 1, 1993, the company adopted SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions," which requires the accrual of retiree benefit costs over the active service period of employees to the date of full eligibility for these benefits. The aggregate initial accumulated postretirement benefit obligation at January 1, 1993, was $565.4, net of deferred income tax effects of $355.6, or $6.28 per share. The company elected to record this obligation, measured as of November 30, 1992, as a one-time cumulative charge to earnings. In connection with the spin-off of Cytec, the portion of the cumulative effect of this accounting change applicable to the chemicals business was reflected in discontinued operations. Accordingly, there were charges of $335.0, net of deferred income tax effects of $210.7, or $3.72 per share, to continuing operations and $230.4, net of deferred income tax effects of $144.9, or $2.56 per share, to discontinued operations. There was no impact on cash flow as the company plans to continue to fund the obligation as the claims are paid.

    Also effective January 1, 1993, the company adopted SFAS No. 109, "Accounting for Income Taxes." Accordingly, there were gains of $2.4, or $.02 per share, to continuing operations and $10.6, or $.12 per share, to discontinued operations.

(7) Effective January 1, 1994, the company adopted SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". The company's portfolio had net unrealized gains of $58.5, on a pre-tax basis, as of September 30, 1994.

(8) The company records income tax expense based upon an estimated full year effective income tax rate. The third quarter and nine month 1993 provision for income taxes attributable to continuing operations included a benefit of approximately $16.1, or $.18 per share, related primarily to the remeasuring of Cyanamid's domestic net deferred tax assets to reflect an increase in the statutory tax rate.

    The nine month 1993 effective income tax rate was unusual as no material tax benefit was available on the one-time charge of $383.6 resulting from the Immunex acquisition. Excluding the effect of the Immunex charge and the benefit related to the change in the tax rate, Cyanamid's effective income tax rate declined in the first nine months of 1994 compared to the same period last year due primarily to a change in the mix of income among taxing jurisdictions.

(9) Certain legal proceedings to which the company is a party are discussed in the Proxy Statement of which these financial statements are a part.

                          INDEPENDENT AUDITORS' REPORT

    The Board of Directors and Shareholders
    AMERICAN CYANAMID COMPANY:

    We have audited the accompanying consolidated balance sheets of American Cyanamid Company and subsidiaries as of December 31, 1993 and 1992, and the related consolidated statements of operations, earnings employed in the business, and cash flows for each of the years in the three-year period ended December 31, 1993. These consolidated financial statements are the responsibility of the company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American Cyanamid Company and subsidiaries at December 31, 1993 and 1992, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1993, in conformity with generally accepted accounting principles.

    As discussed in Note 1 to the Consolidated Financial Statements, the company adopted the provisions of the Financial Accounting Standards Board's Statements of Financial Accounting Standards No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions," and No. 109, "Accounting for Income Taxes," effective January 1, 1993.

KPMG PEAT MARWICK LLP

Short Hills, NJ
February 8, 1994

                   AMERICAN CYANAMID COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                                            DECEMBER 31,
                                                                       -----------------------
                                                                         1993           1992
                                                                       --------       --------
                                                                        (MILLIONS OF DOLLARS
                                                                          EXCEPT PER SHARE
                                                                              AMOUNTS)
   ASSETS
Current assets
  Cash and cash equivalents.........................................   $  426.1       $  341.7
  Marketable securities and time deposits, at cost..................      101.7          125.9
  Accounts receivable, less allowance for doubtful accounts of $40.1
    in 1993 and $33.8 in 1992.......................................    1,120.1          959.1
  Inventories (Note 4)..............................................    1,027.9          782.0
  Deferred tax assets...............................................      410.1             --
                                                                       --------       --------
    Total current assets............................................    3,085.9        2,208.7
                                                                       --------       --------
Investments and advances............................................      307.2          171.8
Plants, equipment and facilities, at cost (Note 5)..................    3,106.0        2,709.9
  Less accumulated depreciation.....................................    1,335.7        1,146.8
                                                                       --------       --------
    Net plant investment............................................    1,770.3        1,563.1
                                                                       --------       --------
Intangibles resulting from business acquisitions, net of accumulated
amortization........................................................      305.3          185.1
Deferred tax assets.................................................      328.5             --
Other assets........................................................      260.2          309.0
Net assets held for distribution....................................         --          628.8
                                                                       --------       --------
                                                                       $6,057.4       $5,066.5
                                                                       --------       --------
                                                                       --------       --------
    LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities
  Accounts payable and accrued expenses.............................   $1,860.0       $1,078.4
  Short-term borrowings, including commercial paper of $366.2
    in 1993 and $33.0 in 1992.......................................      432.6           74.2
  Funded debt installments due within one year......................      182.9          191.5
  Income taxes......................................................      254.9           26.1
                                                                       --------       --------
    Total current liabilities.......................................    2,730.4        1,370.2
                                                                       --------       --------
Funded debt (Note 6)................................................      344.3          408.3
Deferred tax liabilities............................................       27.6            6.8
Other noncurrent liabilities........................................    1,444.4          511.4
Minority interests..................................................      143.7           48.7
Shareholders' equity (Note 7)
  Common stock-par value $5 per share
    Authorized--200,000,000
    Issued--102,725,106 in 1993 and 102,719,665 in 1992.............      513.6          513.6
  Additional paid-in capital........................................       38.9           39.9
  Earnings employed in the business.................................    1,448.2        2,767.2
  Accumulated translation and other adjustments.....................      (49.3)         (28.5)
  Treasury stock, at cost...........................................     (584.4)        (571.1)
                                                                       --------       --------
    Total shareholders' equity......................................    1,367.0        2,721.1
                                                                       --------       --------
                                                                       $6,057.4       $5,066.5
                                                                       --------       --------
                                                                       --------       --------
Contingent Liabilities and Commitments (Notes 2, 3 and 8)

          See accompanying Notes to Consolidated Financial Statements.

                   AMERICAN CYANAMID COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                    YEARS ENDED DECEMBER 31,
                                                                ---------------------------------
                                                                  1993         1992        1991
                                                                ---------    --------    --------
                                                                 (MILLIONS OF DOLLARS EXCEPT PER
                                                                         SHARE AMOUNTS)
Net sales....................................................   $ 4,276.8    $4,193.8    $3,820.5
Expenses:
  Manufacturing cost of sales................................     1,632.9     1,567.8     1,472.5
  Selling and advertising....................................     1,306.8     1,290.3     1,138.3
  Research and development...................................       595.6       530.7       456.2
  Administrative and general.................................       300.5       270.0       244.2
  Acquired in-process research and development (Note 3)......       383.6          --          --
  Restructuring (Note 3).....................................       207.9          --          --
                                                                ---------    --------    --------
                                                                  4,427.3     3,658.8     3,311.2
                                                                ---------    --------    --------
Earnings (loss) from operations..............................      (150.5)      535.0       509.3
Interest and other income, net...............................       100.7        76.6        52.8
                                                                ---------    --------    --------
                                                                    (49.8)      611.6       562.1
Interest expense.............................................        62.4        58.8        53.8
                                                                ---------    --------    --------
Earnings (loss) before taxes on income.......................      (112.2)      552.8       508.3
Taxes on income (Note 9).....................................        42.6       195.6       163.0
                                                                ---------    --------    --------
Earnings (loss) before minority interests....................      (154.8)      357.2       345.3
Minority interests...........................................        (8.9)       (7.6)      (16.5)
                                                                ---------    --------    --------
Earnings (loss) from continuing operations...................      (163.7)      349.6       328.8
Discontinued operations (Notes 2, 8, 9 and 12):
  Earnings (loss) from operations, net of taxes..............       (75.6)       45.5        30.0
  Loss on distribution, net of taxes of $44.2................      (326.8)         --          --
  Cumulative effect of accounting changes, net of taxes of
$144.9.......................................................      (219.8)         --          --
                                                                ---------    --------    --------
                                                                   (622.2)       45.5        30.0
                                                                ---------    --------    --------
Earnings (loss) before cumulative effect of accounting
changes......................................................      (785.9)      395.1       358.8
Cumulative effect of accounting changes (Notes 9 and 12).....      (332.6)         --          --
                                                                ---------    --------    --------
Net earnings (loss)..........................................   $(1,118.5)   $  395.1    $  358.8
                                                                ---------    --------    --------
                                                                ---------    --------    --------
Per share of common stock (Note 1):
Earnings (loss) from continuing operations...................   $   (1.82)   $   3.85    $   3.53
Earnings (loss) from discontinued operations.................       (6.92)        .50         .32
                                                                ---------    --------    --------
Earnings (loss) before cumulative effect of accounting
changes......................................................       (8.74)       4.35        3.85
Cumulative effect of accounting changes......................       (3.70)         --          --
                                                                ---------    --------    --------
Net earnings (loss)..........................................   $  (12.44)   $   4.35    $   3.85
                                                                ---------    --------    --------
                                                                ---------    --------    --------

          CONSOLIDATED STATEMENTS OF EARNINGS EMPLOYED IN THE BUSINESS

                                                                    YEARS ENDED DECEMBER 31,
                                                               ----------------------------------
                                                                  1993         1992        1991
                                                               ----------    --------    --------
                                                                (MILLIONS OF DOLLARS EXCEPT PER
                                                                         SHARE AMOUNTS)
Earnings employed in the business at beginning of year......   $  2,767.2    $2,518.4    $2,295.9
Net earnings (loss).........................................     (1,118.5)      395.1       358.8
Cash dividends of $1.7250 per share in 1993, $1.6125 per
  share in 1992 and $1.4625 per share in 1991...............       (155.0)     (146.3)     (136.3)
Distribution of Cytec Industries Inc. common shares (Note
2)..........................................................        (45.5)         --          --
                                                               ----------    --------    --------
Earnings employed in the business at end of year............   $  1,448.2    $2,767.2    $2,518.4
                                                               ----------    --------    --------
                                                               ----------    --------    --------

          See accompanying Notes to Consolidated Financial Statements.

                   AMERICAN CYANAMID COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                       YEARS ENDED DECEMBER 31,
                                                                      ---------------------------
                                                                       1993       1992      1991
                                                                      -------    ------    ------
                                                                         (MILLIONS OF DOLLARS)
Cash flows provided by (used for) operating activities
Earnings (loss) from continuing operations.........................   $(163.7)   $349.6    $328.8
Adjustments to reconcile earnings (loss) from continuing operations to net cash provided by operating activities:
 Acquired in-process research and development (Note 3).............     378.4        --        --
 Restructuring (Note 3)............................................     133.4        --        --
 Depreciation and amortization.....................................     218.8     198.1     176.7
 Other, net........................................................     (55.2)     36.9      28.4
 Changes in assets and liabilities, net of effects from
   acquisitions/dispositions of businesses:
   Accounts receivable.............................................    (112.2)   (131.6)     28.2
   Inventories.....................................................     (76.2)   (111.4)     26.1
   Accounts payable and accrued expenses...........................     272.1     113.0      14.1
   Income taxes....................................................     115.4      15.5     (28.6)
   Other assets and liabilities....................................     123.1      10.0     (56.7)
                                                                      -------    ------    ------
Net cash provided by operating activities of continuing
operations.........................................................     833.9     480.1     517.0
                                                                      -------    ------    ------
Net cash provided by operating activities of discontinued
operations.........................................................      62.4     139.8     149.7
                                                                      -------    ------    ------
Net cash provided by operating activities..........................     896.3     619.9     666.7
                                                                      -------    ------    ------
Cash flows provided by (used for) investing activities
Additions to plants, equipment and facilities......................    (305.5)   (311.1)   (300.2)
Acquisitions of businesses, net of cash acquired...................    (554.5)       --      (2.3)
Additions to investments-principally marketable securities.........    (467.1)   (517.0)   (167.9)
Reductions to investments-principally marketable securities........     588.9     378.0     192.1
Net investing activities of discontinued operations................    (119.4)    (54.2)    (76.5)
Other, net.........................................................      (4.1)     (3.2)      5.5
                                                                      -------    ------    ------
Net cash used for investing activities.............................    (861.7)   (507.5)   (349.3)
                                                                      -------    ------    ------
Cash flows provided by (used for) financing activities
Change in short-term borrowings, net...............................     353.7     (78.8)     13.3
Funded debt:
 Additions.........................................................     209.5     291.3      32.2
 Reductions........................................................    (285.5)    (59.7)    (92.2)
Purchases of treasury stock........................................     (22.3)   (105.1)   (152.0)
Cash dividends.....................................................    (155.0)   (146.3)   (136.3)
Cash component of Cytec dividend...................................     (41.6)       --        --
Net financing activities of discontinued operations................       (.5)       .7        --
Other, net.........................................................       6.5       8.4      24.6
                                                                      -------    ------    ------
Net cash provided by (used for) financing activities...............      64.8     (89.5)   (310.4)
                                                                      -------    ------    ------
Effect of exchange rate changes on cash............................     (15.0)     (9.4)     (9.7)
                                                                      -------    ------    ------
Increase (decrease) in cash and cash equivalents...................      84.4      13.5      (2.7)
Cash and cash equivalents, beginning of year.......................     341.7     328.2     330.9
                                                                      -------    ------    ------
Cash and cash equivalents, end of year.............................   $ 426.1    $341.7    $328.2
                                                                      -------    ------    ------
                                                                      -------    ------    ------

          See accompanying Notes to Consolidated Financial Statements.

                   AMERICAN CYANAMID COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 (MILLIONS OF DOLLARS EXCEPT PER SHARE AMOUNTS)

1. SUMMARY OF ACCOUNTING POLICIES

    CONSOLIDATION--The consolidated financial statements include the accounts of American Cyanamid Company and all of its majority-owned subsidiaries (the company). The minority interests separately disclosed herein reflect third-party shareholder interests in majority-owned subsidiaries. All significant intercompany transactions and balances have been eliminated. Subsidiaries operating outside the United States and Canada are included on a fiscal year basis ending November 30.

    Certain reclassifications have been made to the 1992 and 1991 consolidated financial statements to conform with the 1993 presentation.

    CURRENCY TRANSLATION--For most of the company's international operations, all elements of financial statements are translated into U.S. dollars using current exchange rates, with translation adjustments accumulated in shareholders' equity. For other international operations, certain financial statement amounts are translated at historical exchange rates with all other assets and liabilities translated at current exchange rates. The resultant translation adjustments for these international operations are recorded in results of operations. These international operations are generally in countries with hyperinflationary economies, principally in Latin America.

    DEPRECIATION AND AMORTIZATION--Depreciation is provided primarily on a straight-line composite method over the estimated useful lives of various classes of assets. When such depreciable assets are sold or otherwise retired from service, their cost, less amounts realized on sale or salvage, is charged or credited to the accumulated depreciation account. The gain or loss on depreciable assets when sold as part of a discontinued business is recognized currently. Expenditures for maintenance and repairs are charged to current operating expenses. Additions and betterments to either provide necessary capacity, improve the efficiency of production units, modernize or replace older facilities or install equipment for protection of the environment are capitalized. Intangibles resulting from business acquisitions are carried at cost and amortized over a period of up to 40 years unless, in the opinion of management, their lives are limited, or they have sustained a permanent diminution in value, in which case they are either immediately charged to operations or amortized over lesser periods.

    CASH AND CASH EQUIVALENTS--Securities with maturities of three months or less when purchased are considered to be cash equivalents.

    FINANCIAL INSTRUMENTS--The carrying values of the company's financial instruments approximate their current market or estimated fair values, except marketable securities and investments and advances which are discussed in Note 10 to the Consolidated Financial Statements. The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

  Cash and cash equivalents

    The carrying amount approximates fair value due to the short-term maturity of these instruments.

  Marketable securities and investments and advances

    The fair value of marketable securities and investments and advances held for investment purposes are based on quoted market prices, if available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities and investments.

  Short-term borrowings

    The carrying amount approximates fair value due to the short-term maturity of these instruments.

                   AMERICAN CYANAMID COMPANY AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)
                 (MILLIONS OF DOLLARS EXCEPT PER SHARE AMOUNTS)

1. SUMMARY OF ACCOUNTING POLICIES--(CONTINUED)
  Funded debt

    The fair value of long-term debt is estimated based on the quoted market prices for the same or similar issues, or on the current rates offered to the company for debt of the same remaining maturities.

  Foreign currency contracts

    The carrying amount approximates fair value as all forward foreign exchange contracts are revalued monthly based on current exchange rates, hedge known, firm future commitments and substantially all are less than six months in length.

    CONCENTRATIONS OF CREDIT RISK--The company is engaged primarily in the manufacture and sale of a highly diversified line of medical and agricultural products throughout the world. The company performs ongoing credit evaluations of its customers' financial condition and, generally, requires no collateral from its customers.

    INVENTORIES--Inventories are carried at the lower of cost or market. Cost is determined on the last-in, first-out (LIFO) method for substantially all inventories in the United States with all other inventories determined on the first-in, first-out (FIFO) or average methods.

    TAXES ON INCOME--Effective January 1, 1993, the company adopted Statement of Financial Accounting Standards (SFAS) No. 109, "Accounting for Income Taxes." It requires an asset and liability approach for financial accounting and reporting for deferred income taxes. Prior to the adoption of SFAS No. 109, deferred income taxes were provided to recognize the effect of timing differences between financial statement and income tax accounting.

    POSTRETIREMENT BENEFITS--Effective January 1, 1993, the company adopted SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions," which requires the accrual of retiree benefit costs over the active service period of employees to the date of full eligibility for these benefits. It was the company's practice to recognize the cost of these benefits as claims were paid prior to the adoption of SFAS No. 106.

    EARNINGS PER SHARE--Earnings per share of common stock is based on the average number of shares outstanding during the year: 89,914,583 in 1993, 90,800,871 in 1992 and 93,206,651 in 1991. The stock options described in Note 7 do not result in a material dilution of earnings per share.

2. DISCONTINUED OPERATIONS

    On August 17, 1993, the company's Board of Directors approved a formal plan to effect the spin-off of Cytec Industries Inc. (Cytec), which encompassed substantially all of the company's chemicals businesses including plant food, to shareholders. On December 17, 1993, the Board of Directors declared a dividend payable to shareholders of record as of December 28, 1993, at the rate of one share of Cytec common stock for every seven shares of the company's common stock. The reduction in the company's shareholders' equity due to the Cytec dividend was approximately $52.9, or $.59 per share. On January 24, 1994, the Cytec common shares were distributed as a taxable dividend to shareholders. The company retained a $200.0 preferred stock interest in Cytec. Such stock was issued in three series with varying rights, earns cumulative dividends of approximately $14.6 each year, and includes two series with mandatory redemption in fifteen years, one of which may be converted into a maximum of 30% of Cytec's common stock. The third series contains various financial covenants designed to preserve Cytec's ability to discharge certain liabilities of Cyanamid which Cytec assumed upon the spin-off. At

                   AMERICAN CYANAMID COMPANY AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)
                 (MILLIONS OF DOLLARS EXCEPT PER SHARE AMOUNTS)

2. DISCONTINUED OPERATIONS--(CONTINUED)
December 31, 1993, the preferred stock interest is included in investments and advances in the accompanying consolidated balance sheet.

    In connection with the approval of the formal plan to effect the spin-off, operating results of the chemicals business have been accounted for as discontinued operations. Accordingly, the 1993 consolidated financial statements exclude amounts for discontinued operations from captions applicable to continuing operations. The 1992 and 1991 consolidated financial statements have been restated to conform with the 1993 presentation.

    In anticipation of the spin-off, in the third quarter the company reflected in its results of discontinued operations certain costs related to the disposition or termination of chemicals business operations not assumed by Cytec (primarily the elimination of accumulated translation adjustments); valuation allowances related to assets (primarily deferred tax assets) transferred to Cytec; and other spin-off costs which amounted, in the aggregate, to $326.8 on an after-tax basis.

    Based upon a comprehensive review of environmental matters completed during the third quarter, Cyanamid recorded a provision for remediation expense of $98.2, net of tax. This provision related to past or current chemicals business operations and was reflected in the operating results of discontinued operations.

    In conjunction with the spin-off, Cytec assumed substantially all liabilities and obligations related to the chemicals business and agreed to discharge and indemnify the company from future responsibility with regard to such liabilities. Included in the liabilities assumed by Cytec are all or a portion of the environmental liabilities related to the cleanup of 58 superfund sites, postretirement health care benefit obligations of current and future chemicals retirees, and pension obligations along with the related plan assets of active chemicals employees. The company retained the pension obligations and related plan assets of substantially all retired chemicals employees. The company also entered into an agreement with the Pension Benefit Guarantee Corporation (PBGC) to reassume responsibility for the active pension obligations and related plan assets or otherwise settle any underfunding, if the PBGC determines it necessary to terminate the Cytec pension plan and assume its liabilities because of a substantially increased risk of nonpayment. In the opinion of management, Cytec had, at the date of its spin-off from Cyanamid, adequate resources to discharge, in the ordinary course of its continuing operations, all of the assumed liabilities.

    Net sales of the chemicals business for the period ended December 17, 1993, and the years ended December 31, 1992, and 1991 were $1,028.8, $1,073.7 and $1,165.7, respectively. Earnings (loss) from operations of such business for the period ended December 17, 1993, and the years ended December 31, 1992, and 1991, are net of taxes (benefit) of $(64.7), $16.0 and $19.8, respectively. The net assets held for distribution on December 31, 1992 consist primarily of accounts receivable, inventory, equity in associated companies, plants, equipment and facilities, accounts payable and accrued expenses and other noncurrent liabilities.

3. ACQUISITIONS AND RESTRUCTURING

    On June 1, 1993, shareholders of Immunex Corporation approved an agreement to create a new biopharmaceutical company by merging the company's North American Lederle oncology business with Immunex Corporation. The company also contributed $350.0 to the new company, which retained the Immunex name, and received 53.5% of the common stock of the new company while the Immunex

                   AMERICAN CYANAMID COMPANY AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)
                 (MILLIONS OF DOLLARS EXCEPT PER SHARE AMOUNTS)

3. ACQUISITIONS AND RESTRUCTURING--(CONTINUED) shareholders retained the remaining 46.5%. The company is permitted to increase its ownership of Immunex to 70% through purchases of publicly held stock and is obligated to contribute additional cash or other consideration to the new company if specified minimum sales of products, as defined in the Agreement and Plan of Merger, are not achieved in any year through 1997. A payment for 1993 of approximately $7.0 will be made in 1994. The acquisition was reflected as a purchase in the accompanying consolidated financial statements.

    Incident to this acquisition, the company acquired the ongoing research and development activities of Immunex resulting in a one-time, pre-tax charge in 1993 of $383.6 related principally to the write-off of these in-process research and development costs. There was no significant tax benefit available on this charge. Accordingly, earnings from continuing operations and net earnings were reduced by $378.4, or $4.21 per share.

    In the third quarter of 1993, the company and The Shell Petroleum Company Limited signed an agreement pursuant to which the company later acquired substantially all assets and liabilities of the Shell Companies' crop protection businesses outside of North America. The acquisition involved all of the Shell Companies' crop protection products, rights to related intellectual property and all marketing activities. It also included a biosciences research center at Schwabenheim, Germany; a major formulations facility in Genay, France; and other formulations sites around the world. The acquisition, reflected as a purchase in the accompanying consolidated balance sheet, was substantially complete by the end of 1993. The total purchase price will aggregate approximately $400.0 when all phases of the acquisition are finalized, plus royalty payments on future product sales.

    The accompanying consolidated statement of operations includes the results of Immunex, net of minority shareholder interests, from the date of the acquisition. There are no results of operations for the businesses acquired from Shell included herein. Sales of the Shell Companies' crop protection businesses outside of North America in 1993 were estimated to be approximately $600.0. Had both acquisitions been effected at the beginning of the year, the company's operating results on a pro forma basis would not have been materially different.

    In the fourth quarter of 1993, the company announced a global, companywide restructuring program, which is expected to be accomplished over three years. The restructuring includes a reduction in the company's workforce, primarily in the medical business, and other cost-cutting measures designed to meet increasingly competitive market conditions and government health care reform efforts in the United States and Europe. A charge of $207.9 for these costs was reflected in the company's operating results. The major components of this charge were $132.7 for severance and related outplacement costs to reduce the company's workforce; $22.1 to curtail and consolidate certain product lines; $17.6 to reduce the carrying value of certain assets affected by the restructuring to estimated realizable amounts; and $35.5 for other restructuring measures. After allowing for tax benefits of $74.5, the restructuring provision reduced earnings from continuing operations and net earnings by $133.4, or $1.48 per share.

                   AMERICAN CYANAMID COMPANY AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)
                 (MILLIONS OF DOLLARS EXCEPT PER SHARE AMOUNTS)

4. INVENTORIES

                                                             1993       1992
                                                           --------    ------
Finished goods..........................................   $  599.3    $408.4
Work in progress........................................      250.4     246.2
Raw materials and supplies..............................      276.8     209.7
                                                           --------    ------
                                                            1,126.5     864.3
Less reduction to LIFO cost.............................      (98.6)    (82.3)
                                                           --------    ------
                                                           $1,027.9    $782.0
                                                           --------    ------
                                                           --------    ------

At December 31, 1993, and 1992, LIFO inventories comprised approximately 51% and 62%, respectively, of consolidated inventories. It is not practicable to determine the major components of inventory under the dollar value LIFO inventory method.

5. PLANTS, EQUIPMENT AND FACILITIES

                                                            1993        1992
                                                          --------    --------
Land...................................................   $  136.1    $   68.8
Buildings..............................................      879.4       743.7
Machinery and equipment................................    1,888.1     1,683.2
Construction in progress...............................      202.4       214.2
                                                          --------    --------
                                                          $3,106.0    $2,709.9
                                                          --------    --------
                                                          --------    --------

6. FUNDED DEBT

    Funded debt, excluding the current portion, is as follows:

                                                              1993      1992
                                                             ------    ------
Sinking fund debentures
  7.375% due 2001.........................................   $ 40.0    $ 47.6
  8.375% due 2006.........................................     63.9      71.9
Promissory note
  8.75% due 1995 to 1998..................................       --      55.5
  7.5% due 1995 to 2000...................................     16.4        --
Pollution control and industrial revenue bonds
  6.8% due 1995 to 2000...................................     18.6      19.3
  6.5% due 1995 to 2006...................................     19.7      20.6
  8.75% due 2013..........................................     18.0      18.0
  5.5% to 8.75% due at various dates through 2020.........     66.9      68.6
Eurosterling bonds........................................
  9.61% due 1995 to 1997..................................     38.0      63.8
  6.5% due 1995...........................................     19.0        --
  Sundry obligations......................................     43.8      43.0
                                                             ------    ------
                                                             $344.3    $408.3
                                                             ------    ------
                                                             ------    ------

    Annual maturities of funded debt for the four years subsequent to December 31, 1994, are as follows: 1995-$74.5; 1996-$33.4; 1997-$25.9 and 1998-$16.6.

                   AMERICAN CYANAMID COMPANY AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)
                 (MILLIONS OF DOLLARS EXCEPT PER SHARE AMOUNTS)

6. FUNDED DEBT--(CONTINUED)
    The 7.5% promissory note contains a provision to delay interest payments until 1995 resulting in an effective interest rate of 6.86%.

    During 1993, a subsidiary of the company borrowed 113.0 million pounds sterling (approximately $167.7 million at December 31, 1993) with principal amortization commencing in February 1994 and ending in January 1995. The interest rate on this borrowing was approximately 6.5% at December 31, 1993. The new borrowing was used entirely to finance the repurchase of 113.0 million pounds sterling of previously issued fifteen-year Eurosterling bonds. This portion of the previously issued bonds was included in funded debt installments due within one year at December 31, 1992, due to certain collateral agreements with the purchaser which permitted reacquisition. This transaction did not change the company's overall borrowing position.

7. SHAREHOLDERS' EQUITY

    Authorized Capital--Authorized capital includes 10,000,000 shares of preferred stock with a par value of $1 per share, none of which are outstanding, and 300,000 shares of which are reserved for issuance as Series A Junior Participating Preferred Stock in connection with the Stockholder Rights Plan described elsewhere in this note.

                                                        COMMON STOCK            TREASURY STOCK
                                                    ---------------------    ---------------------
   COMMON STOCK AND TREASURY STOCK:                   SHARES       AMOUNT      SHARES      AMOUNT
- - - -------------------------------------------------   -----------    ------    ----------    -------
Balance at December 31, 1990.....................   102,633,293    $513.2     9,220,230    $(353.1)
  Purchased......................................            --        --     2,519,869     (152.0)
  Issued pursuant to stock option plans..........        85,966        .4      (590,591)      24.5
  Issued pursuant to incentive compensation
plan.............................................            --        --       (55,411)       2.3
                                                    -----------    ------    ----------    -------
Balance at December 31, 1991.....................   102,719,259     513.6    11,094,097     (478.3)
  Purchased......................................            --        --     1,813,663     (105.1)
  Issued pursuant to stock option plans..........           406        --      (232,053)      10.9
  Issued pursuant to incentive compensation
plan.............................................            --        --       (30,534)       1.4
                                                    -----------    ------    ----------    -------
Balance at December 31, 1992.....................   102,719,665     513.6    12,645,173     (571.1)
  Purchased......................................            --        --       433,150      (22.3)
  Issued pursuant to stock option plans..........         5,441        --      (176,142)       8.5
  Issued pursuant to incentive compensation
plan.............................................            --        --       (11,207)        .5
                                                    -----------    ------    ----------    -------
Balance at December 31, 1993.....................   102,725,106    $513.6    12,890,974    $(584.4)
                                                    -----------    ------    ----------    -------
                                                    -----------    ------    ----------    -------

    In 1990, the company's Board of Directors approved a share repurchase program. This program authorized the purchase of up to 12 million shares of the company's common stock. The company also is purchasing treasury shares over a period of time to fulfill its obligations under its stock option plans. Common stock excludes 194,208 issued shares held by a subsidiary.

    STOCK OPTIONS--Under the company's stock option plans, key employees may be granted ten-year options to purchase common stock at not less than 100% of market value on the date of grant. At December 31, 1993, 8,282,780 shares were reserved for stock options outstanding or available to be granted under various plans. The majority of options are exercisable in cumulative installments of one third of the number of shares commencing one year after date of grant and annually thereafter. In 1992, the company's shareholders approved a new stock option plan to make available 3,000,000 shares of

                   AMERICAN CYANAMID COMPANY AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)
                 (MILLIONS OF DOLLARS EXCEPT PER SHARE AMOUNTS)

7. SHAREHOLDERS' EQUITY--(CONTINUED)
common stock plus an additional annual increment of 1% of the issued shares, with the total number of shares available for the grant of stock options not to exceed 5,000,000 at any time.

    As options are exercised, the difference between the proceeds and cost of treasury stock or par value of the company's common stock is recorded in additional paid-in capital.

    Selected stock option data is as follows:

                                                         1993            1992            1991
                                                     ------------    ------------    ------------
Options exercised during year:
  Number of shares................................        198,414         236,297         714,919
  Option price per share..........................   $17.55-52.50    $13.50-58.25    $ 9.70-52.50
Options outstanding at December 31:
  Number of shares................................      5,723,992       5,124,409       4,451,548
  Option price per share..........................   $11.08-65.50    $11.08-65.50    $11.08-65.50
Options exercisable at December 31................      3,888,246       3,233,245       2,593,216

    ADDITIONAL PAID-IN CAPITAL--Changes in 1993, 1992 and 1991 are attributable to the issuance of shares for stock options exercised net of related tax benefits of $.9, $1.1 and $5.0, respectively.

    ACCUMULATED TRANSLATION AND OTHER ADJUSTMENTS--Changes in accumulated translation and other adjustments are as follows:

                                                                         1993     1992     1991
                                                                        ------    -----    -----
By category:
  Translation adjustments............................................   $ 53.6    $38.8    $61.6
  Discontinued operations (Note 2)...................................    (40.5)      --       --
  Distribution of Cytec Industries Inc. common shares (Note 2).......      7.4       --       --
  Other, net.........................................................       .3      (.8)      .4
Charge to accumulated translation and other adjustments..............   $ 20.8    $38.0    $62.0

    STOCKHOLDER RIGHTS PLAN--Pursuant to a distribution declared by the company's Board of Directors in March 1986, there is included with each outstanding share of Common Stock one half of a Right. The Rights are currently attached to the certificates representing Common Stock and will not be transferable apart from shares of Common Stock until a distribution of the Rights (a Distribution) occurs. A Distribution will occur on the earlier of (i) ten days following the date of public announcement that any person, entity or group has acquired 20% or more of the outstanding shares of Common Stock or (ii) ten days following commencement of a tender offer for 30% or more of the outstanding shares of Common Stock.

    Prior to Distribution, each full Right entitles the registered holder to purchase one two-hundredth of a share of Series A Junior Participating Preferred Stock at a price of $200, subject to adjustment. After a Distribution has occurred, if, upon a merger in which the company is the surviving corporation, any person acquires 50% of the outstanding shares of Common Stock, or certain other events occur when there is a 20% holder of Common Stock, each holder of a full Right (other than Rights held by an acquiring person) will have the right to receive on exercise four shares of Common Stock at a price equal to 25% of the market price of the Common Stock. Upon the acquisition of the company or more than 50% of its assets, the holder of a full Right will have the right to receive upon exercise common stock of the acquiring party having a value of two times the exercise price of the Right. The Rights are

                   AMERICAN CYANAMID COMPANY AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)
                 (MILLIONS OF DOLLARS EXCEPT PER SHARE AMOUNTS)

7. SHAREHOLDERS' EQUITY--(CONTINUED)
redeemable at a price of $.02 per Right prior to the thirtieth day following an acquisition by any person or group of 20% of the outstanding shares of Common Stock and will expire in March 1996. This description of the Plan is qualified and governed by the terms and conditions of the Rights Agreement, as amended.

8. CONTINGENT LIABILITIES AND COMMITMENTS

    Rental expense under property and equipment leases was $45.5 in 1993, $45.2 in 1992 and $41.2 in 1991. Estimated future minimum rental expenses under property and equipment leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 1993, are: 1994-$21.7; 1995-$13.3; 1996-$7.6; 1997-$4.8; 1998-$3.3, and later years-$13.5 in the aggregate. In general, the company accounts for leases as operating leases, which in all material respects complies with SFAS No. 13.

    To protect against fluctuations in foreign currencies related to specific transactions, the company enters into foreign exchange contracts for periods consistent with the underlying transaction exposures. Substantially all of these contracts mature within a six-month period. As of December 31, 1993, the company had contracted to purchase and sell $112.6 and $278.4, respectively, of primarily European currencies. The amounts at December 31, 1992, were $99.1 and $138.3, respectively.

    Deductible amounts under the company's liability insurance coverage (particularly product and environmental liability) are such that the company must regard itself, for practical purposes, as self-insured with respect to most events. The company has a self-insurance program which provides reserves for costs based on past claims experience.

    The company is a party to numerous suits and claims arising out of the conduct of business, many of which involve very large damage claims, including claims for punitive damages. As of December 31, 1993, included among such suits were 21 involving personal injury or death allegedly occurring in connection with administration of the company's DTP (diphtheria-tetanus-pertussis) and oral polio vaccines. In 1990, the company's supplier of MAXZIDE triamterene/hydrochlorothiazide filed suit against the company alleging breach of a 1984 exclusive licensing agreement and seeking damages and rights to the MAXZIDE trademarks and trade dress owned by the company. After a trial on the merits in Federal District Court, a jury rejected the supplier's claims. Plaintiff's time to appeal has not expired. In 1991, a suit was filed against the company alleging patent infringement by the company in the sale of HIBTITER Haemophilus b conjugate vaccine in the United States and seeking damages. After trial on the merits, a district court held that the HIBTITER vaccine did not infringe the patent claims cited by the plaintiffs and that the cited claims were invalid. The Court of Appeals for the Federal Circuit on October 6, 1993, affirmed the District Court's holding that the cited patent claims were not infringed. Early in 1994, the company pleaded guilty to a record keeping misdemeanor and paid a small fine related to allegations that a company employee had manipulated data related to Cygro coccidiostat in combination with other products. The settlement does not cover the company employee. The Federal Trade Commission has subpoenaed information concerning (i) the company's opposition to a petition by another company to the FDA to reclassify sutures and a patent infringement lawsuit against that company, (ii) sales of childhood vaccines to governmental purchasers, and (iii) prices charged for certain agricultural products.

                   AMERICAN CYANAMID COMPANY AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)
                 (MILLIONS OF DOLLARS EXCEPT PER SHARE AMOUNTS)

8. CONTINGENT LIABILITIES AND COMMITMENTS--(CONTINUED)
    As of December 31, 1993, the company was a party to, or otherwise involved in, legal proceedings directed at the cleanup of 39 Superfund sites. These sites exclude sites for which full liability was assumed by Cytec upon the spin-off but include certain sites for which there is shared responsibility between the company and Cytec. See Note 2 to the Consolidated Financial Statements. In many cases, future environmental related expenditures cannot be quantified with a reasonable degree of accuracy. The cost of cleanups for which the company remains primarily liable may be in excess of current environmental related accruals. It is the company's policy to accrue environmental cleanup costs if it is probable that a liability has been incurred and an amount is reasonably estimable. As assessments and cleanups proceed, these liabilities are reviewed periodically and adjusted as additional information becomes available. The liabilities can change substantially due to such factors as additional information on the nature or extent of contamination, methods of remediation required, and other actions by governmental agencies or private parties. The aggregate environmental related accruals were $187.3 and $120.4 at December 31, 1993, and 1992, respectively. All accruals have been recorded without giving effect to any possible future insurance proceeds. Various environmental matters are currently being litigated and potential insurance recoveries are unknown at this time. Cash expenditures often lag by a number of years the period in which an accrual is recorded.

    While it is not feasible to predict the outcome of all pending suits and claims, based on the most recent review by management of these matters, management is of the opinion that their ultimate disposition will not have a material adverse effect upon the consolidated financial position of the company.

9. TAXES ON INCOME

    Effective January 1, 1993, the company adopted SFAS No. 109, "Accounting for Income Taxes." It requires an asset and liability approach for financial accounting and reporting for deferred income taxes. The cumulative effect of this accounting change was a one-time gain of $13.0, or $.14 per share. Prior year financial statements have not been restated to apply the provisions of SFAS No. 109. In conjunction with the spin-off of Cytec, the portion of the cumulative effect of this accounting change applicable to the chemicals business is reflected in discontinued operations. Accordingly, there were gains of $2.4, or $.02 per share, to continuing operations and $10.6, or $.12 per share, to discontinued operations.

    Taxes on income are based on earnings (loss) before taxes on income-continuing operations as follows:

                                                     1993       1992      1991
                                                   --------    ------    ------
Domestic........................................   $ (305.8)   $232.6    $235.0
Foreign.........................................      193.6     320.2     273.3
                                                   --------    ------    ------
                                                   $ (112.2)   $552.8    $508.3
                                                   --------    ------    ------
                                                   --------    ------    ------

                   AMERICAN CYANAMID COMPANY AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)
                 (MILLIONS OF DOLLARS EXCEPT PER SHARE AMOUNTS)

9. TAXES ON INCOME--(CONTINUED)
    The components of the provision (benefit) are:

                                                     1993       1992      1991
                                                    -------    ------    ------
Current:
  Federal........................................   $ 136.6    $ 43.2    $ 25.5
  Foreign........................................      75.7     108.8      92.0
  Other..........................................      34.0      12.8      11.7
                                                    -------    ------    ------
                                                      246.3     164.8     129.2
                                                    -------    ------    ------
Deferred:
  Federal........................................    (149.6)     23.9      28.8
  Foreign and other..............................     (54.1)      6.9       5.0
                                                    -------    ------    ------
                                                     (203.7)     30.8      33.8
                                                    -------    ------    ------
  Total taxes on income..........................   $  42.6    $195.6    $163.0
                                                    -------    ------    ------
                                                    -------    ------    ------

    Domestic and foreign earnings before taxes on income-continuing operations include all income derived from continuing operations in the respective U.S. and foreign geographic areas, whereas provisions for taxes on income include all income taxes payable to U.S., foreign and other governments as applicable, regardless of the situs in which the taxable income is generated.

    The 1993 provision for income taxes attributable to continuing operations includes a benefit of approximately $16.1, or $.18 per share, related to the change in tax laws and rates included in the Omnibus Budget Reconciliation Act of 1993 (OBRA) signed into law on August 10, 1993. This benefit was due primarily to the remeasuring of the company's domestic net deferred tax assets in accordance with SFAS No. 109 to reflect an increase in the statutory tax rate.

    Deferred income taxes as of December 31, 1993, reflect the impact of "temporary differences" between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. These temporary differences are determined in accordance with SFAS No. 109 and are more inclusive in nature than "timing differences" as determined under previously applicable accounting principles. The temporary differences which give rise to deferred tax assets and liabilities as of December 31, 1993, are as follows:

Accumulated depreciation..........................................   $ (90.5)
Prepaid pension...................................................     (55.9)
Other.............................................................     (60.7)
                                                                     -------
    Gross deferred tax liabilities................................    (207.1)
                                                                     -------
Operating accruals................................................     339.5
Inventory.........................................................     111.9
Restructuring accruals............................................     139.8
Environmental accruals............................................      77.2
Postretirement obligations........................................     222.0
Net operating loss carryforwards..................................      75.1
Other.............................................................      27.2
                                                                     -------
    Gross deferred tax assets.....................................     992.7
                                                                     -------
    Deferred tax assets valuation allowance.......................     (91.6)
                                                                     -------
                                                                     $ 694.0
                                                                     -------
                                                                     -------

                   AMERICAN CYANAMID COMPANY AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)
                 (MILLIONS OF DOLLARS EXCEPT PER SHARE AMOUNTS)

9. TAXES ON INCOME--(CONTINUED)
    A valuation allowance is provided when it is more likely than not that some portion or all of the deferred tax assets will not be realized. The company has established valuation allowances primarily for net operating loss carryforwards and portions of other deferred tax assets of international operations, principally in Latin America. Based on the company's historical taxable income record, adjusted for significant nonrecurring items such as the gain on the sale of the businesses of the Shulton Group in 1990, management believes it is more likely than not that the company will realize the benefit of the net deferred tax assets existing at December 31, 1993. Further, management believes the existing net deductible temporary differences will reverse during periods in which the company generates net taxable income. There can be no assurance, however, that the company will generate taxable earnings or any specific level of continuing earnings in the future.

    During 1993, the deferred tax assets valuation allowance increased $57.7 due primarily to acquired Immunex net operating loss carryforwards.

    The financial reporting basis of investments in certain domestic and foreign subsidiaries exceeds their tax basis. In accordance with SFAS No. 109, a deferred tax liability is not recorded for the excess because the investments are essentially permanent. A reversal of the company's plans to permanently invest in these operations would cause the excess to become taxable. On December 31, 1993, these temporary differences were approximately $453.4. A determination of the amount of unrecognized deferred tax liability related to these investments is not practicable. The principal components of deferred tax provisions in 1993 include estimated litigation costs not currently deductible for tax purposes, restructuring accruals and operating accruals.

    One of the principal components of deferred tax provisions in 1992 and 1991 relates to estimated litigation costs not currently deductible for tax purposes. The principal components of deferred tax provisions, other than estimated litigation costs, in 1992 and 1991 are the excess of tax over book expenses for depreciation (1992-$4.4 and 1991-$4.7) and employee benefits (1992-$8.5 and 1991-- $19.6).

    A reconciliation between the company's effective tax rate and the U.S. federal income tax rate on earnings (loss) from continuing operations is as follows:

                                                      1993       1992      1991
                                                      -----      ----      ----
Federal income tax rate............................   (35.0)%    34.0%     34.0%
Immunex acquisition................................   114.8        --        --
Income subject to other than the federal income tax
rate...............................................   (64.2)     (1.4)     (2.6)
Net operating losses for which no tax benefit is
currently available................................     7.7        .4       1.1
Other, net.........................................    14.6       2.4       (.4)
                                                      -----      ----      ----
Effective tax rate.................................   37.9%      35.4%     32.1%
                                                      -----      ----      ----
                                                      -----      ----      ----

    There was no significant tax benefit available on the one-time charge of $383.6 resulting from the Immunex acquisition which significantly increased the 1993 effective tax rate. Other factors affecting the effective tax rate in 1993 compared to 1992 include a change in the mix of income among taxing jurisdictions and the passage of OBRA. Factors affecting the effective tax rate in 1992 compared to 1991 relate primarily to a change in the mix of income among taxing jurisdictions.

                   AMERICAN CYANAMID COMPANY AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

10. OTHER FINANCIAL INFORMATION

    Included in accounts payable and accrued expenses at December 31, 1993, and 1992, respectively, are trade payables of $377.0 and $265.8, employee benefits of $190.2 and $92.6, salaries and wages of $98.0 and $113.7, checks outstanding in excess of certain domestic cash balances of $61.2 and $66.1, and environmental related accruals of $15.0 and $10.0.

    Included in other noncurrent liabilities at December 31, 1993, and 1992, respectively, are environmental related accruals of $172.3 and $110.4, and employee benefits of $292.1 and $129.1. Also included in other noncurrent liabilities at December 31, 1993, is accrued postretirement benefit cost of $545.7.

    At December 31, 1993, the company had $700.0 of domestic short-term lines of credit available. The revolving credit facilities are divided between a $300.0 facility with a commitment period of one year and a $400.0 facility with a commitment period of three years.

    Maintenance and repairs were $109.8 in 1993, $107.1 in 1992 and $97.5 in 1991. Taxes other than income and payroll taxes were $19.6 in 1993, $22.1 in 1992 and $21.3 in 1991. Advertising was $345.0 in 1993, $363.8 in 1992 and
$339.8 in 1991. Foreign exchange losses were $29.3 in 1993, $30.9 in 1992 and $25.1 in 1991.

    Cash payments during the years ended December 31, 1993, 1992 and 1991 included interest (net of amounts capitalized) of $70.6, $55.3, and $50.2 and income taxes of $133.4, $156.9 and $224.9, respectively.

    Included in consolidated earnings employed in the business at December 31, 1993, and 1992, are undistributed earnings of associated companies of $30.3 and $118.3, and non-U.S. subsidiaries of $481.8 and $592.8, respectively.

    The estimated carrying and fair values of the company's marketable securities and investments and advances as of December 31 are as follows:

                                                         1993                             1992
                                             -----------------------------    -----------------------------
                                             CARRYING AMOUNT    FAIR VALUE    CARRYING AMOUNT    FAIR VALUE
                                             ---------------    ----------    ---------------    ----------
Marketable securities.....................       $ 101.7          $117.6          $ 125.9          $145.8
Investments and advances..................         307.2           405.8            171.8           276.3
                                                 -------        ----------        -------        ----------
    Total.................................       $ 408.9          $523.4          $ 297.7          $422.1
                                                 -------        ----------        -------        ----------
                                                 -------        ----------        -------        ----------

11. RETIREMENT PLANS

    The company has various pension plans covering substantially all employees in the United States and Canada and certain employees in foreign countries. Plans covering most employees provide benefits based on years of service and compensation. The company generally makes contributions to the plans at least equal to the amounts accrued for pension expense to the extent such contributions are currently deductible for tax purposes or as required by local employee benefit and tax laws.

                   AMERICAN CYANAMID COMPANY AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

11. RETIREMENT PLANS--(CONTINUED)
    Total pension expense for 1993, 1992 and 1991 included the components listed in the table below. Net pension expense has not been restated for amounts related to Cytec as no detailed financial information regarding components of net periodic pension cost for Cytec was available.

                                                   1993       1992       1991
                                                  -------    -------    -------
Service cost--benefits earned during the
period..........................................  $  37.6    $  34.4    $  30.3
Interest cost on projected benefit obligation...    128.9      124.7      118.1
Actual return on assets.........................   (215.3)    (187.2)    (211.9)
Net amortization and deferral...................     89.7       66.4      105.2
                                                  -------    -------    -------
Net pension expense.............................  $  40.9    $  38.3    $  41.7
                                                  -------    -------    -------
                                                  -------    -------    -------

    The table below sets forth the combined funded status of U.S. plans at November 30, 1993, and 1992, foreign plans at September 30, 1993, and 1992, and the amounts recognized in the company's consolidated balance sheets at December 31, 1993, and 1992. In connection with the spin-off of Cytec, the company retained the pension obligations and related plan assets associated with substantially all retirees of the chemicals business. Cytec assumed the pension obligations and related plan assets for active chemicals business employees. The funded status table below reflects only the post spin-off obligations and related plan assets of the company at November 30, 1993.

                                                          PLANS FOR WHICH        PLANS FOR WHICH
                                                               ASSETS              ACCUMULATED
                                                         EXCEED ACCUMULATED          BENEFITS
                                                              BENEFITS            EXCEED ASSETS*
                                                        --------------------    ------------------
                                                          1993        1992        1993       1992
                                                        --------    --------    --------    ------
Actuarial present value of benefit obligations:
  Vested benefit obligation..........................   $1,258.7    $1,172.9    $   66.9    $113.1
                                                        --------    --------    --------    ------
  Accumulated benefit obligation.....................   $1,293.6    $1,222.8    $   84.6    $128.3
                                                        --------    --------    --------    ------
  Projected benefit obligation.......................   $1,385.9    $1,374.6    $  121.1    $163.6
Plan assets at fair value, primarily listed stocks
  and bonds..........................................    1,412.5     1,445.3         8.3      65.3
                                                        --------    --------    --------    ------
Projected benefit obligation (under) over plan
assets...............................................      (26.6)      (70.7)      112.8      98.3
Unrecognized net loss................................     (122.3)      (82.4)      (23.6)    (33.7)
Unrecognized prior service cost......................      (13.2)      (22.7)      (12.4)    (10.4)
Unrecognized transition asset (obligation)...........       41.7        36.4       (14.9)     (3.4)
Adjustment required to recognize minimum liability...         --          --        21.5      16.9
                                                        --------    --------    --------    ------
(Prepaid) accrued pension cost recognized on balance
sheet................................................   $ (120.4)   $ (139.4)   $   83.4    $ 67.7
                                                        --------    --------    --------    ------
                                                        --------    --------    --------    ------

- - - ------------

* Primarily foreign and non-qualified U.S. plans.

    The following table sets forth the major assumptions used to determine the above information:

                                                          1993    1992    1991
                                                          ----    ----    ----
Assumed discount rate..................................   7.5%    8.5%    9.0%
Assumed rates for future compensation increases........   5.0%    6.0%    6.0%
Expected long-term rate of return on plan assets.......   9.0%    9.0%    9.0%

                   AMERICAN CYANAMID COMPANY AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

11. RETIREMENT PLANS--(CONTINUED)
    For the company's U.S. employees who became employees of Cytec on January 1, 1994, Cytec assumed the accrued pension obligations and related assets under the Cyanamid Employees Retirement Plan and the related accrued pension obligations under the company's unfunded ERISA Excess and Supplemental Retirement Plans. Cytec agreed with the company to maintain a separate pension plan from which benefits solely attributable to company service will be paid (the "Past Service Retirement Plan"). The accrued benefits under the Past Service Retirement Plan will be frozen and generally will not increase based on service with Cytec. The company agreed to transfer to the Past Service Retirement Plan pension assets as determined pursuant to the Employee Retirement Income Security Act. The funded status of the Past Service Retirement Plan as of the date of the transfer is dependent on the funded status of the company's existing pension plan as well as other factors. See Note 2 to the Consolidated Financial Statements.

    In connection with the Shell acquisition discussed in Note 3 to the Consolidated Financial Statements, the company has assumed an estimated pension liability of approximately $63.0 associated with a foreign subsidiary of Shell which is reflected within other noncurrent liabilities in the accompanying 1993 consolidated balance sheet. Final actuarial data necessary to comply with the pension disclosure requirements above was not available at year-end.

12. POSTRETIREMENT BENEFITS

    In addition to providing pension benefits, the company sponsors a defined benefit health care plan that provides medical and life insurance benefits to retirees who meet minimum age and service requirements. The plan is contributory and contains other cost-sharing features such as deductibles and coinsurance. Effective January 1, 1993, the company adopted SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions," which requires the accrual of retiree benefit costs over the active service period of employees to the date of full eligibility for these benefits. It was the company's practice to recognize the cost of these benefits as claims were paid prior to 1993.

    The aggregate initial accumulated postretirement benefit obligation (APBO), which represents that portion of future retiree medical costs related to service already provided by both active and retired employees at January 1, 1993, was $565.4, net of deferred income tax effects of $355.6, or $6.28 per share. The company elected to record this obligation, measured as of November 30, 1992, as a one-time cumulative charge to earnings. In connection with the spin-off of Cytec, Cytec assumed the postretirement benefit obligations of all current and future retirees of the chemicals business. See Note 2 to the Consolidated Financial Statements. Consequently, the portion of the cumulative effect of this accounting change applicable to the chemicals business is reflected in discontinued operations. Accordingly, there were charges of $335.0, net of deferred income tax effects of $210.7, or $3.72 per share, to continuing operations and $230.4, net of deferred income tax effects of $144.9, or $2.56 per share, to discontinued operations.

    The effect on continuing operations of adopting this new accounting statement increased 1993 postretirement benefit expense on a pre-tax basis by approximately $21.0. Accordingly, loss from continuing operations and net loss in 1993 include approximately $13.0, or $0.14 per share, of incremental expense on an after-tax basis related to adoption of this new accounting statement. Postretirement benefit expense for 1992 and 1991 of $40.1 and $37.5, respectively, was recorded on a cash basis and has not been restated. There was no impact on cash flow as the company plans to continue to fund the obligation as the claims are paid. Total postretirement benefit expense in 1993 was

                   AMERICAN CYANAMID COMPANY AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

12. POSTRETIREMENT BENEFITS--(CONTINUED)
$89.2 and consisted of service cost of $11.0 and interest cost of $78.2. The charge to continuing operations was $53.2 and consisted of service cost of $7.3 and interest cost of $45.9.

    During the latter part of 1993, the company approved and announced significant changes to its postretirement defined benefit health care plan. The plan changes consisted primarily of increased retiree contributions, higher annual deductibles, and changes in coordination of benefits with Medicare. Most of the changes are effective beginning February 1, 1994. These plan changes reduced the accumulated postretirement benefit obligation measured at November 30, 1993, and will reduce future postretirement benefit expense compared to 1993.

    The accrued postretirement benefit cost recognized in the company's consolidated balance sheet at December 31, 1993, includes $30.0 in accounts payable and accrued expenses and $545.7 in other noncurrent liabilities. The following table presents the plan's funded status at November 30, 1993:

Expected postretirement benefit obligation........................   $523.4
                                                                     ------
                                                                     ------
Accumulated postretirement benefit obligation (APBO):
  Retirees and surviving spouses..................................   $337.4
  Fully eligible active plan participants.........................     77.8
  Other active plan participants..................................     45.7
                                                                     ------
Total APBO........................................................    460.9
Fair value of plan assets.........................................       --
                                                                     ------
APBO over fair value of plan assets...............................    460.9
Unrecognized net gain.............................................     18.6
Unrecognized negative prior service cost..........................     96.2
                                                                     ------
Accrued postretirement benefit cost...............................   $575.7
                                                                     ------
                                                                     ------

    Measurement of the accumulated postretirement benefit obligation was based on actuarial assumptions including a discount rate of 7.5% and an average rate of future compensation increases of 5.0% (for life insurance purposes only). The assumed rate of future increases in the per capita cost of health care benefits (health care cost trend rate) is 12.0% in 1994 decreasing evenly over 7 years to 5.0% and remaining at that level thereafter. The health care cost trend rate has a significant effect on the reported amounts of APBO and related expense. For example, increasing the health care cost trend rate by one percentage point in each year would increase the APBO at November 30, 1993, and the 1993 aggregate service and interest cost by approximately $50.9 and $5.0, respectively.

13. OPERATIONS BY BUSINESS GROUPS AND GEOGRAPHIC AREAS

    The following commentary relates to the tables appearing on pages F-28 and F-29.

    The company is engaged primarily in the manufacture and sale of a highly diversified line of medical and agricultural products.

    Sales, at cost, between business groups were immaterial. Intergeographic sales are made at prices which provide reasonable and appropriate returns based upon the respective properties employed and businesses conducted, and applicable eliminations have been applied to the intergeographic transactions.

                   AMERICAN CYANAMID COMPANY AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

13. OPERATIONS BY BUSINESS GROUPS AND GEOGRAPHIC AREAS--(CONTINUED)
    Operating earnings consist of total net sales less operating expenses. In computing operating earnings, none of the following items have been added or deducted: general corporate expenses, interest expense, interest income and taxes on income.

    1993 operating earnings of the Medical Group and United States geographic areainclude a one-time, pre-tax charge of $383.6 related to the Immunex acquisition. See Note 3 to the Consolidated Financial Statements.

    In 1993, the company announced a restructuring program which is expected to be accomplished over three years. See Note 3 to the Consolidated Financial Statements. A pre-tax charge of $207.9 for these costs was reflected in the company's operating results. On a business group basis, Medical and Agricultural Group operating results include $184.4 and $19.3 of this charge, respectively. The remaining costs were included in general corporate expenses. On a geographic area basis, operating results in the United States, other western hemisphere and eastern hemisphere include $114.4, $6.7 and $82.6 of this charge, respectively.

    Identifiable assets are those assets used in the company's operations in each business group or geographic area. Corporate assets are primarily cash and cash equivalents, marketable securities, investments and advances, construction in progress, deferred tax assets and prepaid expenses.

                   AMERICAN CYANAMID COMPANY AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

13. OPERATIONS BY BUSINESS GROUPS AND GEOGRAPHIC AREAS--(CONTINUED)

                                                                   1993        1992        1991
                                                                 --------    --------    --------
                                                                      (MILLIONS OF DOLLARS)
Business Groups
- - - --------------------------------------------------------------
  Net sales
    Medical...................................................   $2,865.8    $2,893.4    $2,641.9
    Agricultural..............................................    1,411.0     1,300.4     1,178.6
                                                                 --------    --------    --------
                                                                 $4,276.8    $4,193.8    $3,820.5
                                                                 --------    --------    --------
                                                                 --------    --------    --------
  Operating earnings (loss)
    Medical...................................................     (296.5)   $  396.3    $  389.6
    Agricultural..............................................      244.9       239.4       192.9
                                                                 --------    --------    --------
                                                                    (51.6)      635.7       582.5
  General corporate expenses..................................      (51.7)      (75.9)      (64.4)
  Interest expense, net of interest income....................       (8.9)       (7.0)       (9.8)
                                                                 --------    --------    --------
  Earnings (loss) before taxes on income-continuing
operations....................................................   $ (112.2)   $  552.8    $  508.3
                                                                 --------    --------    --------
                                                                 --------    --------    --------
  Minority interests
    Medical...................................................   $     .5    $   (7.1)   $  (11.3)
    Agricultural..............................................       (9.4)        (.5)       (5.2)
                                                                 --------    --------    --------
                                                                 $   (8.9)   $   (7.6)   $  (16.5)
                                                                 --------    --------    --------
                                                                 --------    --------    --------
  Identifiable assets
    Medical...................................................   $2,438.0    $2,199.2    $1,919.5
    Agricultural..............................................    1,455.2     1,052.9     1,022.2
                                                                 --------    --------    --------
                                                                  3,893.2     3,252.1     2,941.7
                                                                 --------    --------    --------
                                                                 --------    --------    --------
  Corporate assets............................................    2,164.2     1,814.4     1,746.9
                                                                 --------    --------    --------
  Total assets................................................   $6,057.4    $5,066.5    $4,688.6
                                                                 --------    --------    --------
                                                                 --------    --------    --------
  Depreciation and amortization
    Medical...................................................   $  143.0    $  124.0    $  104.1
    Agricultural..............................................       66.0        64.4        59.9
    Corporate.................................................        9.8         9.7        12.7
                                                                 --------    --------    --------
                                                                 $  218.8    $  198.1    $  176.7
                                                                 --------    --------    --------
                                                                 --------    --------    --------
  Capital additions
    Medical...................................................   $  184.5    $  211.2    $  185.0
    Agricultural..............................................      106.5        96.7       101.8
    Corporate.................................................       14.5         3.2        13.4
                                                                 --------    --------    --------
                                                                 $  305.5    $  311.1    $  300.2
                                                                 --------    --------    --------
                                                                 --------    --------    --------

                   AMERICAN CYANAMID COMPANY AND SUBSIDIARIES
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

13. OPERATIONS BY BUSINESS GROUPS AND GEOGRAPHIC AREAS--(CONTINUED)

                                                                   1993        1992        1991
                                                                 --------    --------    --------
                                                                      (MILLIONS OF DOLLARS)
Geographic Areas
- - - --------------------------------------------------------------
  Net sales
    United States.............................................   $2,572.5    $2,445.1    $2,216.1
    Other western hemisphere..................................      415.3       365.5       325.6
    Eastern hemisphere........................................    1,289.0     1,383.2     1,278.8
                                                                 --------    --------    --------
                                                                 $4,276.8    $4,193.8    $3,820.5
                                                                 --------    --------    --------
                                                                 --------    --------    --------
  Intergeographic sales
    United States.............................................   $  389.2    $  336.2    $  267.7
    Other western hemisphere..................................       37.2        30.3        24.7
    Eastern hemisphere........................................       37.2        49.7        46.3
    Eliminations..............................................     (463.6)     (416.2)     (338.7)
                                                                 --------    --------    --------
                                                                       --          --          --
                                                                 --------    --------    --------
                                                                 --------    --------    --------
  Operating earnings (loss)
    United States.............................................   $ (258.1)   $  313.2    $  282.7
    Other western hemisphere..................................       62.1        24.6        24.8
    Eastern hemisphere........................................      144.4       297.9       275.0
                                                                 --------    --------    --------
                                                                    (51.6)      635.7       582.5
  General corporate expenses..................................      (51.7)      (75.9)      (64.4)
  Interest expense, net of investment income..................       (8.9)       (7.0)       (9.8)
                                                                 --------    --------    --------
  Earnings before taxes on income-continuing operations.......   $ (112.2)   $  552.8    $  508.3
                                                                 --------    --------    --------
                                                                 --------    --------    --------
  Minority interests
    United States.............................................   $    8.9    $     --    $     --
    Other western hemisphere..................................         --          --          --
    Eastern hemisphere........................................      (17.8)       (7.6)      (16.5)
                                                                 --------    --------    --------
                                                                 $   (8.9)   $   (7.6)   $  (16.5)
                                                                 --------    --------    --------
                                                                 --------    --------    --------
  Identifiable assets
    United States.............................................   $2,240.6    $2,160.2    $1,745.6
    Other western hemisphere..................................      300.8       289.0       260.4
    Eastern hemisphere........................................    1,351.8       802.9       935.7
                                                                 --------    --------    --------
                                                                  3,893.2     3,252.1     2,941.7
  Corporate assets............................................    2,164.2     1,814.4     1,746.9
                                                                 --------    --------    --------
  Total assets................................................   $6,057.4    $5,066.5    $4,688.6
                                                                 --------    --------    --------
                                                                 --------    --------    --------

                   AMERICAN CYANAMID COMPANY AND SUBSIDIARIES
                            QUARTERLY FINANCIAL DATA
                                  (UNAUDITED)

QUARTERLY RESULTS

    Quarterly results for 1993 and 1992 were as follows:

                 (Millions of dollars except per share amounts)

                                                                                                   PER SHARE OF COMMON STOCK
                                                                                                 -----------------------------
                                                     EARNINGS                                      EARNINGS
                                                    (LOSS) FROM                                   (LOSS) FROM           NET
                                         GROSS      CONTINUING     DISCONTINUED   NET EARNINGS    CONTINUING          EARNINGS
QUARTER(1)                 NET SALES   PROFIT(2)   OPERATIONS(3)    OPERATIONS    (LOSS)(3)(4)   OPERATIONS(3)        (LOSS)(3)(4)
- - - -------------------------  ---------   ---------   -------------   ------------   ------------   -------------        --------

1993
First....................  $ 1,145.6   $   712.4     $   115.0       $ (216.1)     $   (433.7)      $  1.28           $  (4.82)
Second...................    1,246.4       764.2        (235.0)           6.3          (228.7)        (2.61)             (2.54)
Third....................      899.4       557.0          49.6         (412.4)         (362.8)          .55              (4.04)
Fourth...................      985.4       610.3         (93.3)            --           (93.3)        (1.04)             (1.04)
                           ---------   ---------   -------------   ------------   ------------       ------           --------
Total....................  $ 4,276.8   $ 2,643.9     $  (163.7)      $ (622.2)     $ (1,118.5)      $ (1.82)          $ (12.44)
                           ---------   ---------   -------------   ------------   ------------       ------           --------
                           ---------   ---------   -------------   ------------   ------------       ------           --------
1992
First.....................  $ 1,104.4   $   700.7      $ 103.7         $ 11.1         $114.8          $1.14             $ 1.25
Second....................    1,201.5       756.3        134.2           13.3          147.5           1.47               1.62
Third.....................      933.3       573.8         53.1            7.8           60.9            .59                .68
Fourth....................      954.6       595.2         58.6           13.3           71.9            .65                .80
                            ---------   ---------       ------          -----         ------          -----            --------
Total.....................  $ 4,193.8   $ 2,626.0      $ 349.6         $ 45.5         $395.1          $3.85             $ 4.35
                            ---------   ---------       ------          -----         ------          -----            --------
                            ---------   ---------       ------          -----         ------          -----            --------

- - - ------------

(1) The quarterly financial information has been revised to reflect discontinued operations separately. See Note 2 to the Consolidated Financial Statements.

(2) Gross profit is derived by subtracting manufacturing cost of sales from net sales.

(3) Loss from continuing operations, net loss and related per share data in 1993 include one-time, after-tax charges of $378.4, or $4.21 per share, related to the Immunex acquisition in the second quarter and $133.4, or $1.48 per share, related to a global, companywide restructuring provision in the fourth quarter. See Note 3 to the Consolidated Financial Statements.

(4) Net loss and related per share data in 1993 include a one-time, after-tax charge of $332.6, or $3.70 per share, for the cumulative effect of accounting changes in the first quarter. See Notes 9 and 12 to the Consolidated Financial Statements.

                                                                         ANNEX A
                                                                  CONFORMED COPY

- - - --------------------------------------------------------------------------------
                          AGREEMENT AND PLAN OF MERGER
                                     AMONG
                      AMERICAN HOME PRODUCTS CORPORATION,
                              AC ACQUISITION CORP.
                                      AND
                           AMERICAN CYANAMID COMPANY
                    Dated August 17, 1994, as amended as of
                    September 22, 1994 and November 17, 1994

- - - --------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                                          PAGE
                                                                                          ----
                                          ARTICLE I
                                          The Offer

Section 1.1       The Offer............................................................      1
Section 1.2       Company Action.......................................................      2

                                          ARTICLE II
                                          The Merger

Section 2.1       The Merger...........................................................      3
Section 2.2       Effective Time.......................................................      3
Section 2.3       Effects of the Merger................................................      3
Section 2.4       Articles of Incorporation; By-Laws...................................      4
Section 2.5       Directors and Officers...............................................      4
Section 2.6       Conversion of Securities.............................................      4
Section 2.7       Treatment of Employee Options........................................      4
Section 2.8       Dissenting Shares and Section 910 Shares.............................      4
Section 2.9       Surrender of Shares; Stock Transfer Books............................      5

                                         ARTICLE III
                        Representations And Warranties Of The Company

Section 3.1       Organization and Qualification; Subsidiaries.........................      6
Section 3.2       Articles of Incorporation and By-Laws................................      7
Section 3.3       Capitalization.......................................................      7
Section 3.4       Authority Relative to This Agreement.................................      8
Section 3.5       No Conflict; Required Filings and Consents...........................      8
Section 3.6       Compliance...........................................................      9
Section 3.7       SEC Filings; Financial Statements....................................      9
Section 3.8       Absence of Certain Changes or Events.................................     10
Section 3.9       Absence of Litigation................................................     10
Section 3.10      Employee Benefit Plans...............................................     11
Section 3.11      Tax Matters..........................................................     11
Section 3.12      Environmental Matters................................................     11
Section 3.13      Intellectual Property................................................     13
Section 3.14      Offer Documents; Proxy Statement.....................................     13
Section 3.15      Rights Agreement.....................................................     14
Section 3.16      Brokers..............................................................     14
Section 3.17      Offer Conditions.....................................................     14

                                          ARTICLE IV
                              Representations And Warranties Of
                                     Parent And Purchaser

Section 4.1       Corporate Organization...............................................     14
Section 4.2       Authority Relative to This Agreement.................................     14
Section 4.3       No Conflict; Required Filings and Consents...........................     14
Section 4.4       Offer Documents; Proxy Statement.....................................     15
Section 4.5       Financing............................................................     15
Section 4.6       Brokers..............................................................     15

                                          ARTICLE V
                            Conduct Of Business Pending The Merger

Section 5.1       Conduct of Business of the Company Pending the Merger................     16

                                          ARTICLE VI
                                    Additional Agreements

Section 6.1       Shareholders Meeting.................................................     18
Section 6.2       Proxy Statement......................................................     18
Section 6.3       Company Board Representation; Section 14(f)..........................     18
Section 6.4       Access to Information; Confidentiality...............................     19
Section 6.5       No Solicitation of Transactions......................................     19
Section 6.6       Employee Benefits Matters............................................     20
Section 6.7       Directors' and Officers' Indemnification and Insurance...............     22
Section 6.8       No Amendment to the Rights Agreement; Redemption.....................     22
Section 6.9       Further Action; Reasonable Best Efforts..............................     22
Section 6.10      Public Announcements.................................................     23
Section 6.11      Notice Pursuant to Section 910.......................................     23
Section 6.12      Taxes................................................................     23
Section 6.13      Disposition of Litigation............................................     23

                                         ARTICLE VII
                                     Conditions Of Merger

Section 7.1       Conditions to Obligation of Each Party to Effect the Merger..........     23

                                         ARTICLE VIII
                              Termination, Amendment And Waiver

Section 8.1       Termination..........................................................     24
Section 8.2       Effect of Termination................................................     25
Section 8.3       Fees and Expenses....................................................     25
Section 8.4       Amendment............................................................     26
Section 8.5       Waiver...............................................................     26

                                          ARTICLE IX
                                      General Provisions

Section 9.1       Non-Survival of Representations, Warranties and Agreements...........     26
Section 9.2       Notices..............................................................     26
Section 9.3       Certain Definitions..................................................     27
Section 9.4       Severability.........................................................     28
Section 9.5       Entire Agreement; Assignment.........................................     28
Section 9.6       Parties in Interest..................................................     28
Section 9.7       Governing Law........................................................     28
Section 9.8       Headings.............................................................     28
Section 9.9       Counterparts.........................................................     28
Annex A           --Offer Conditions
Schedule 5.1(f)   --Certain Permitted Payments

                          AGREEMENT AND PLAN OF MERGER

    AGREEMENT AND PLAN OF MERGER, dated August 17, 1994, as amended as of September 22, 1994 and November 17, 1994 (the "Agreement"), among AMERICAN HOME PRODUCTS CORPORATION, a Delaware corporation ("Parent"), AC ACQUISITION CORP., a Delaware corporation and a wholly owned subsidiary of Parent ("Purchaser"), and AMERICAN CYANAMID COMPANY, a Maine corporation (the "Company").

    WHEREAS, Purchaser has outstanding an offer (such offer as amended pursuant to this Agreement is hereinafter referred to as the "Offer") to purchase all of the outstanding shares of Common Stock, $5.00 par value per share, of the Company (the "Company Common Stock"; all of the outstanding shares of Company Common Stock being hereinafter collectively referred to as the "Shares") and the associated Preferred Stock Purchase Rights (the "Rights") issued pursuant to the Rights Agreement dated as of March 10, 1986, as amended as of April 29, 1986, as of April 21, 1987 and as of the date hereof, between the Company and Mellon Bank, N.A., as successor Rights Agent (the "Rights Agreement"), at a purchase price of $95 per Share (and associated Right) net to the seller in cash, without interest thereon, upon the terms and subject to the conditions set forth in the Offer to Purchase dated August 10, 1994, and in the related letter of transmittal;

    WHEREAS, in consideration of the Company's entering into this Agreement, Parent is willing to cause Purchaser to increase the price to be paid pursuant to the Offer to $101 per Share (such amount being hereinafter referred to as the ("Per Share Amount");

    WHEREAS, the Board of Directors of the Company has (i) determined that the consideration to be paid for each Share in the Offer and in the Merger (as defined below) is fair to and in the best interests of the shareholders of the Company, (ii) approved this Agreement and the transactions contemplated hereby and (iii) resolved to recommend acceptance of the Offer and the Merger and approval of this Agreement by such shareholders; and

    WHEREAS, the Board of Directors of Parent and Purchaser have each approved the merger (the "Merger") of Purchaser with the Company in accordance with the Business Corporation Act of the State of Maine ("Maine Law") and the General Corporation Law of the State of Delaware ("Delaware Law") upon the terms and subject to the conditions set forth herein.

    NOW, THEREFORE, in consideration of the foregoing and the mutual covenants and agreements herein contained, and intending to be legally bound hereby, Parent, Purchaser and the Company hereby agree as follows:

                                   ARTICLE I

                                   THE OFFER

    SECTION 1.1 The Offer. (a) Provided that this Agreement shall not have been terminated in accordance with Section 8.1 and no event shall have occurred and no circumstance shall exist which would result in a failure to satisfy any of the conditions or events set forth in Annex A hereto (the "Offer Conditions"), Purchaser shall amend the Offer as soon as practicable after the date hereof, and in any event within five business days from the date hereof, (i) to extend the Offer to September 14, 1994, (ii) to increase the purchase price offered to $101 per Share, (iii) to modify the conditions of the Offer to conform to the Offer Conditions, including by reducing the percentage of Shares required to be validly tendered and not properly withdrawn prior to the expiration of the Offer from 80% to the minimum number of Shares which, together with any Shares owned by Parent and Purchaser, constitutes not less than a majority of the Company's voting power (determined on a fully diluted basis), on the date of purchase, of all securities of the Company entitled to vote generally in the election of directors or in a

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merger (the "Minimum Condition")and (iv) to make such other amendments as are required to conform the Offer to this Agreement. The obligation of Purchaser to accept for payment Shares tendered shall be subject to the satisfaction of the Offer Conditions. Purchaser expressly reserves the right, in its sole discretion, to waive any such condition (other than the Minimum Condition) and to increase the Per Share Amount payable pursuant to the Offer or make any other changes in the terms and conditions of the Offer (provided that, unless previously approved by the Company in writing, no change may be made which decreases the Per Share Amount payable in the Offer, which changes the form of consideration payable in the Offer, which reduces the maximum number of Shares to be purchased in the Offer or which imposes conditions to the Offer in addition to the Offer Conditions). Purchaser covenants and agrees that, subject to the terms and conditions of this Agreement, including but not limited to the Offer Conditions, unless the Company otherwise consents in writing, Purchaser will accept for payment and pay for Shares as soon as it is permitted to do so under applicable law, provided that Purchaser may extend the Offer up to the twenty-fifth business day after the latest of (i) September 14, 1994, (ii) the tenth business day after the amendment of the Offer pursuant to this Section 1.1 and (iii) the date on which all such conditions shall first have been satisfied or waived. It is agreed that the Offer Conditions are for the benefit of Purchaser and may be asserted by Purchaser regardless of the circumstances giving rise to any such condition (including any action or inaction by Purchaser or Parent not inconsistent with the terms hereof) or, except with respect to the Minimum Condition as set forth above, may be waived by Purchaser, in whole or in part at any time and from time to time, in its sole discretion.

    (b) As soon as reasonably practicable after the date hereof, and in any event within five business days from the date hereof, Purchaser and Parent shall amend their Tender Offer Statement on Schedule 14D-1 (the "Schedule 14D-1") with respect to the Offer which was originally filed with the Securities and Exchange Commission (the "SEC") on August 10, 1994, and shall file such amendment with the SEC. The Schedule 14D-1 will contain a supplement to the Offer to Purchase dated August 10, 1994 and a revised form of the related letter of transmittal (which Schedule 14D-1, Offer to Purchase and other documents, together with any further supplements or amendments thereto, are referred to herein collectively as the "Offer Documents"). Parent, Purchaser and the Company each agrees promptly to correct any information provided by it for use in the Offer Documents that shall have become false or misleading in any material respect, and Parent and Purchaser further agree to take all steps necessary to cause the
Schedule 14D-1 as so corrected to be filed with the SEC and the other Offer Documents as so corrected to be disseminated to holders of Shares, in each case as and to the extent required by applicable federal securities laws.

    SECTION 1.2 Company Action. (a) The Company hereby approves of and consents to the Offer and represents and warrants that: (i) its Board of Directors, at a meeting duly called and held on August 16 and August 17, 1994, has unanimously
(A) determined that this Agreement and the transactions contemplated hereby, including each of the Offer and the Merger, are fair to and in the best interests of the holders of Shares, (B) approved this Agreement and the transactions contemplated hereby and (C) resolved to recommend that the shareholders of the Company accept the Offer, tender their Shares to Purchaser thereunder and approve this Agreement and the transactions contemplated hereby; and (ii) Morgan Stanley & Co. Incorporated and CS First Boston Corporation (the "Financial Advisers") have delivered to the Board of Directors of the Company their respective written opinions (or oral opinions confirmed in writing) that the consideration to be received by holders of Shares, other than Parent and Purchaser, pursuant to each of the Offer and the Merger is fair to such holders from a financial point of view. The Company has been authorized by each of the Financial Advisers to permit, subject to prior review and consent by such Financial Adviser (such consent not to be unreasonably withheld), the inclusion of such fairness opinion (or a reference thereto) in the Offer Documents and in the Schedule 14D-9 referred to below and the Proxy Statement referred to in
Section 3.14. The Company hereby consents to the inclusion in the Offer Documents of the recommendations of the Company's Board of Directors described in this Section 1.2(a).

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    (b) The Company shall file with the SEC, contemporaneously with the amendment to the Offer pursuant to Section 1.1, a Solicitation/Recommendation Statement on Schedule 14D-9 (together with all amendments and supplements thereto, the "Schedule 14D-9"), containing the recommendations of the Company's Board of Directors described in Section 1.2(a)(i) and shall promptly mail the
Schedule 14D-9 to the shareholders of the Company. The Company, Parent and Purchaser each agrees promptly to correct any information provided by it for use in the Schedule 14D-9 that shall have become false or misleading in any material respect, and the Company further agrees to take all steps necessary to cause the
Schedule 14D-9 as so corrected to be filed with the SEC and disseminated to holders of Shares, in each case as and to the extent required by applicable federal securities laws.

    (c) In connection with the Offer, if requested by Purchaser, the Company shall promptly furnish Purchaser with mailing labels, security position listings, any non-objecting beneficial owner lists and any available listings or computer files containing the names and addresses of the record holders of Shares, each as of a recent date, and shall promptly furnish Purchaser with such additional information (including but not limited to updated lists of shareholders, mailing labels, security position listings and non-objecting beneficial owner lists) and such other assistance as Parent, Purchaser or their agents may reasonably require in communicating the Offer to the record and beneficial holders of Shares. The Company will not object if Purchaser disseminates amendments disclosing material changes to the Offer Documents in any manner that would be permitted by applicable law if Purchaser had not, by its letter to the Company of August 10, 1994, made the election to require the Company to disseminate such amendments pursuant to Rule 14d-5(f) promulgated under the Securities Exchange Act of 1934, as amended (the "Exchange Act").

                                   ARTICLE II

                                   THE MERGER

    SECTION 2.1 The Merger. Upon the terms and subject to the conditions of this Agreement, and in accordance with Maine Law and Delaware Law, at the Effective Time (as defined in Section 2.2), Purchaser shall be merged with and into the Company. As a result of the Merger, the separate corporate existence of Purchaser shall cease and the Company shall continue as the surviving corporation of the Merger (the "Surviving Corporation"). At Parent's election, the Merger may alternatively be structured so that (i) the Company is merged with and into Parent, Purchaser or any other direct or indirect subsidiary of Parent or (ii) any direct or indirect subsidiary of Parent other than Purchaser is merged with and into the Company. In the event of such an election, the parties agree to execute an appropriate amendment to this Agreement in order to reflect such election.

    SECTION 2.2 Effective Time. As soon as practicable after the satisfaction or, if permissible, waiver of the conditions set forth in Article VII, the parties hereto shall cause the Merger to be consummated by delivering articles of merger (the "Articles of Merger") to the Secretary of State of the State of Maine and by filing this Agreement or a certificate of merger or a certificate of ownership and merger (the "Certificate of Merger") with the Secretary of State of the State of Delaware, in such form as required by, and executed in accordance with the relevant provisions of, Maine Law and Delaware Law (the date and time of the later to occur of the filing of the Articles of Merger by the Secretary of State of the State of Maine and the filing of the Certificate of Merger with the Secretary of State of the State of Delaware (or such later time as is specified in the Articles of Merger and Certificate of Merger) being the "Effective Time").

    SECTION 2.3 Effects of the Merger. The Merger shall have the effects set forth in the applicable provisions of Maine Law and Delaware Law. Without limiting the generality of the foregoing, and subject thereto, at the Effective Time all the property, rights, privileges, immunities, powers and franchises of the Company and Purchaser shall vest in the Surviving Corporation, and all debts,

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liabilities and duties of the Company and Purchaser shall become the debts, liabilities and duties of the Surviving Corporation.

    SECTION 2.4 Articles of Incorporation; By-Laws. (a) Unless otherwise determined by Parent prior to the Effective Time, the Articles of Incorporation of the Surviving Corporation shall, as a result of the Merger, be changed so as to read in their entirety as closely as possible to the Certificate of Incorporation of Purchaser immediately prior to the Effective Time, except to the extent necessary (in the case of a merger where the Company is the Surviving Corporation) to comply with or conform to Maine Law until thereafter amended as provided by law and such Articles of Incorporation.

    (b) Unless otherwise determined by Parent prior to the Effective Time, the By-Laws of the Surviving Corporation shall, as a result of the Merger, be changed so as to read in their entirety as closely as possible to the By-Laws of Purchaser immediately prior to the Effective Time, except to the extent necessary to comply with Section 6.7 or (in the case of a merger where the Company is the Surviving Corporation) to comply with or conform to Maine Law until thereafter amended as provided by law, the Articles of Incorporation of the Surviving Corporation and such By-Laws.

    SECTION 2.5 Directors and Officers. The directors of Purchaser immediately prior to the Effective Time shall be the initial directors of the Surviving Corporation, each to hold office in accordance with the Articles of Incorporation and By-Laws of the Surviving Corporation, and the officers of the Company immediately prior to the Effective Time shall be the initial officers of the Surviving Corporation, in each case until their respective successors are duly elected or appointed (as the case may be) and qualified.

    SECTION 2.6 Conversion of Securities. At the Effective Time, by virtue of the Merger and without any action on the part of Purchaser, the Company or the holders of any of the following securities:

        (a) Each Share issued and outstanding immediately prior to the Effective Time (other than any Shares to be cancelled pursuant to Section 2.6(b), any Dissenting Shares (as defined in Section 2.8(a)) and any Section 910 Shares (as defined in Section 2.8(b))) shall be cancelled, extinguished and converted into the right to receive an amount equal to the Per Share Amount in cash (the "Merger Consideration") payable to the holder thereof, without interest, upon surrender of the certificate formerly representing such Share in the manner provided in Section 2.9, less any required withholding taxes.

        (b) Each share of Company Common Stock held in the treasury of the Company and each Share owned by Parent, Purchaser or any other direct or indirect subsidiary of Parent or of the Company, in each case immediately prior to the Effective Time, shall be cancelled and retired without any conversion thereof and no payment or distribution shall be made with respect thereto.

        (c) Each share of common, preferred or other capital stock of Purchaser issued and outstanding immediately prior to the Effective Time shall be converted into and become one validly issued, fully paid and nonassessable share of identical common, preferred or other capital stock of the Surviving Corporation.

    SECTION 2.7 Treatment of Employee Options. Immediately prior to the Effective Time, each outstanding employee stock option and any related stock appreciation right (together, an "Employee Option") whether or not then exercisable shall be cancelled by the Company, and each holder of a cancelled Employee Option shall be entitled to receive at the Effective Time or as soon as practicable thereafter (or, if later, the date six months and one day following the grant of such Employee Option) from the Company in consideration for the cancellation of such Employee Option an amount in cash equal to the product of
(i) the number of Shares previously subject to such Employee Option and (ii) the excess, if any, of the Merger Consideration over the exercise price per Share previously subject to such Employee Option.

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    SECTION 2.8 Dissenting Shares and Section 910 Shares. (a) Notwithstanding
any provision of this Agreement to the contrary, Shares which are outstanding immediately prior to the Effective Time and which are held by holders of Shares who have filed with the Company a written objection to the Merger and have not voted in favor of the Merger, and who shall have properly demanded in writing appraisal for such Shares in accordance with Section 909 ("Section 909") of Maine Law (collectively, the "Dissenting Shares"), shall not be converted into or represent the right to receive the Merger Consideration, but such holders of Shares shall be entitled to receive payment of the appraised value of such Shares in accordance with the provisions of Section 909, except that any Dissenting Shares held by holders of Shares who shall have failed to perfect or shall have effectively withdrawn or lost their rights to appraisal of such Shares under Section 909 shall thereupon be deemed to have been converted into and to have become exchangeable for, as of the Effective Time, the right to receive the Merger Consideration without any interest thereon, upon surrender of the certificate or certificates formerly representing such Shares in the manner provided in Section 2.9, less any required withholding taxes.

    (b) Notwithstanding any provisions of this Agreement to the contrary, Shares which are outstanding immediately prior to the Effective Time and which are held by holders of Shares who have prior to the Effective Time demanded in writing appraisal for their Shares pursuant to Section 910 ("Section 910") of Maine Law (other than holders of Shares who shall have failed to perfect their rights pursuant to Section 910 or shall have effectively withdrawn or lost their rights to such fair value under Section 910; collectively, the "Section 910 Shares") shall not be converted into or represent the right to receive the Merger Consideration, but such holders of Shares shall be entitled to receive payment of the fair value of such Shares in accordance with the provisions of Section 910, except that any Section 910 Shares held by holders of Shares who shall have failed to perfect or shall have effectively withdrawn or lost their rights to appraisal of such Shares under Section 910 shall thereupon be deemed to have been converted into and to have become exchangeable for, as of the Effective Time, the right to receive the Merger Consideration without any interest thereon, upon surrender of the certificate or certificates formerly representing such Shares in the manner provided in Section 2.9, less any required withholding taxes.

    (c) The Company shall give Parent (i) prompt notice of any demands for appraisal pursuant to Section 909 received by the Company, withdrawals of such demands, and any other instruments served pursuant to Maine Law and received by the Company and (ii) the opportunity to direct all negotiations and proceedings with respect to demands for appraisal under Maine Law. The Company shall not, except with the prior written consent of Parent, make any payment with respect to any such demands for appraisal or offer to settle or settle any such demands.

    SECTION 2.9 Surrender of Shares; Stock Transfer Books. (a) Prior to the Effective Time, Purchaser shall designate a bank or trust company to act as agent for the holders of Shares in connection with the Merger (the "Paying Agent") to receive the Merger Consideration to which holders of Shares shall become entitled pursuant to Section 2.6(a). When and as needed, Parent or Purchaser will make available to the Paying Agent sufficient funds to make all payments pursuant to Section 2.9(b). Such funds shall be invested by the Paying Agent as directed by Purchaser or, after the Effective Time, the Surviving Corporation, provided that such investments shall be in obligations of or guaranteed by the United States of America, in commercial paper obligations rated A-1 or P-1 or better by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively, or in certificates of deposit, bank repurchase agreements or banker's acceptances of commercial banks with capital exceeding $50 million. Any net profit resulting from, or interest or income produced by, such investments will be payable to the Surviving Corporation or Parent, as Parent directs.

    (b) Promptly after the Effective Time, the Surviving Corporation shall cause to be mailed to each record holder, as of the Effective Time, of an outstanding certificate or certificates which immediately prior to the Effective Time represented Shares (the "Certificates"), a form of letter of transmittal (which shall specify that delivery shall be effected, and risk of loss and title to the Certificates shall pass, only upon proper delivery of the Certificates to the Paying Agent) and instructions for use in effecting

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the surrender of the Certificates for payment of the Merger Consideration therefor. Upon surrender to the Paying Agent of a Certificate, together with such letter of transmittal, duly completed and validly executed in accordance with the instructions thereto, and such other documents as may be required pursuant to such instructions, the holder of such Certificate shall be entitled to receive in exchange therefor the Merger Consideration for each Share formerly represented by such Certificate, and such Certificate shall then be cancelled. No interest shall be paid or accrued for the benefit of holders of the Certificates on the Merger Consideration payable upon the surrender of the Certificates. If payment of the Merger Consideration is to be made to a person other than the person in whose name the surrendered Certificate is registered, it shall be a condition of payment that the Certificate so surrendered shall be properly endorsed or shall be otherwise in proper form for transfer and that the person requesting such payment shall have paid any transfer and other taxes required by reason of the payment of the Merger Consideration to a person other than the registered holder of the Certificate surrendered or shall have established to the satisfaction of the Surviving Corporation that such tax either has been paid or is not applicable.

    (c) At any time following six months after the Effective Time, the Surviving Corporation shall be entitled to require the Paying Agent to deliver to it any funds (including any interest received with respect thereto) which had been made available to the Paying Agent and which have not been disbursed to holders of Certificates, and thereafter such holders shall be entitled to look to the Surviving Corporation (subject to abandoned property, escheat or other similar laws) only as general creditors thereof with respect to the Merger Consideration payable upon due surrender of their Certificates. Notwithstanding the foregoing, neither the Surviving Corporation nor the Paying Agent shall be liable to any holder of a Certificate for Merger Consideration delivered to a public official pursuant to any applicable abandoned property, escheat or similar law.

    (d) At the Effective Time, the stock transfer books of the Company shall be closed and thereafter there shall be no further registration of transfers of shares of Company Common Stock on the records of the Company. From and after the Effective Time, the holders of Certificates evidencing ownership of Shares outstanding immediately prior to the Effective Time shall cease to have any rights with respect to such Shares except as otherwise provided for herein or by applicable law.

                                  ARTICLE III

                 REPRESENTATIONS AND WARRANTIES OF THE COMPANY

    The Company hereby represents and warrants to Parent and Purchaser that:

    SECTION 3.1 Organization and Qualification; Subsidiaries. Each of the Company and each of its subsidiaries is a corporation duly organized, validly existing and in good standing under the laws of the jurisdiction of its incorporation and has the requisite corporate power and authority and any necessary governmental approvals to own, lease and operate its properties and to carry on its business as it is now being conducted, except where the failure to be so organized, existing and in good standing or to have such power, authority and governmental approvals would not, individually or in the aggregate, reasonably be expected to have a Material Adverse Effect (as defined below). Each of the Company and each of its subsidiaries is duly qualified or licensed as a foreign corporation to do business, and is in good standing, in each jurisdiction where the character of its properties owned, leased or operated by it or the nature of its activities makes such qualification or licensing necessary, except for such failures to be so duly qualified or licensed and in good standing which would not, individually or in the aggregate, reasonably be expected to either have a Material Adverse Effect or prevent the consummation of the transactions contemplated hereby. When used in connection with the Company or any of its subsidiaries, the term "Material Adverse Effect"means any change or effect that is or is reasonably likely to be materially adverse to the business, assets, financial condition or results of operations of the Company and its subsidiaries taken as a whole.

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    SECTION 3.2 Articles of Incorporation and By-Laws. The Company has
heretofore furnished to Parent a complete and correct copy of the Restated Articles of Incorporation and the By-Laws of the Company as currently in effect. Such Restated Articles of Incorporation and By-Laws are in full force and effect and no other organizational documents are applicable to or binding upon the Company. The Company is not in violation of any of the provisions of its Restated Articles of Incorporation or By-Laws.

    SECTION 3.3 Capitalization. The authorized capital stock of the Company consists of 200,000,000 shares of Company Common Stock and 10,000,000 shares of Preferred Stock, $1.00 par value per share (collectively, "Company Preferred Stock"). As of August 12, 1994, (i) 90,832,206 shares of Company Common Stock were issued and outstanding, all of which were validly issued, fully paid and nonassessable and were issued free of preemptive (or similar) rights, (ii) 11,893,400 shares of Company Common Stock were held in the treasury of the Company and (iii) an aggregate of 5,451,876 shares of Company Common Stock were reserved for issuance and issuable upon or otherwise deliverable in connection with the exercise of outstanding Employee Options issued pursuant to the Plans (as defined in Section 3.10). Since August 12, 1994, no options to purchase shares of Company Common Stock have been granted and no shares of Company Common Stock have been issued except for shares issued pursuant to the exercise of Employee Options outstanding as of August 12, 1994. As of the date hereof, no shares of Company Preferred Stock are issued and outstanding and 300,000 shares of Series A Junior Participating Preferred Stock are reserved for issuance upon exercise of the Rights. Except as set forth above, except for the Rights, and except as a result of the exercise of Employee Options outstanding as of August 12, 1994, there are outstanding (i) no shares of capital stock or other voting securities of the Company, (ii) no securities of the Company convertible into or exchangeable for shares of capital stock or voting securities of the Company,
(iii) no options or other rights to acquire from the Company, and no obligation of the Company to issue, any capital stock, voting securities or securities convertible into or exchangeable for capital stock or voting securities of the Company and (iv) no equity equivalents, interests in the ownership or earnings of the Company or other similar rights (collectively, "Company Securities"). There are no outstanding obligations of the Company or any of its subsidiaries to repurchase, redeem or otherwise acquire any Company Securities. There are no other options, calls, warrants or other rights, agreements, arrangements or commitments of any character relating to the issued or unissued capital stock of the Company or any of its subsidiaries to which the Company or any of its subsidiaries is a party except, with respect to Immunex Corporation ("Immunex"), as contemplated by the Immunex Governance Agreement (as defined below) or the Amended and Restated Merger Agreement, dated as of December 15, 1992, among Immunex, the Company and the other parties thereto. All shares of Company Common Stock subject to issuance as aforesaid, upon issuance on the terms and conditions specified in the instruments pursuant to which they are issuable, shall be duly authorized, validly issued, fully paid and nonassessable and free of preemptive (or similar) rights. There are no outstanding contractual obligations of the Company or any of its subsidiaries to repurchase, redeem or otherwise acquire any shares of Company Common Stock or the capital stock of any subsidiary or, except as described below, to provide funds to or make any investment (in the form of a loan, capital contribution or otherwise) in any such subsidiary or any other entity. Each of the outstanding shares of capital stock of each of the Company's subsidiaries is duly authorized, validly issued, fully paid and nonassessable and is owned free and clear of all security interests, liens, claims, pledges, agreements, limitations in voting rights, charges or other encumbrances of any nature whatsoever, except where the failure to own such shares free and clear would not, individually or in the aggregate, reasonably be expected to have a Material Adverse Effect. The Company has delivered to Parent prior to the date hereof is a list of the subsidiaries and associated entities of the Company which evidences, among other things, the amount of capital stock or other equity interests owned by the Company, directly or indirectly, in such subsidiaries or associated entities. No entity in which the Company owns, directly or indirectly, less than a 50% equity interest is, individually or when taken together with all such other entities, material to the business of the Company and its subsidiaries taken as a whole. Pursuant to an Amended and Restated Governance Agreement with Immunex, dated as of

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December 15, 1992 (the "Immunex Governance Agreement"), the Company is obligated to make payments to Immunex covering certain revenue shortfalls through 1997.
The aggregate amount of such payments pursuant to such agreement will not exceed $44.7 million in 1994, $56.6 million in 1995, $70 million in 1996 and $75 million in 1997.

    SECTION 3.4 Authority Relative to This Agreement. The Company has all necessary corporate power and authority to execute and deliver this Agreement, to perform its obligations hereunder and to consummate the transactions contemplated hereby. The execution, delivery and performance of this Agreement by the Company and the consummation by the Company of the transactions contemplated hereby have been duly and validly authorized by all necessary corporate action and no other corporate proceedings on the part of the Company are necessary to authorize this Agreement or to consummate the transactions so contemplated (other than, with respect to the Merger, the approval of this Agreement by the holders of a majority of the outstanding shares of Company Common Stock if and to the extent required by applicable law, and the filing of appropriate merger documents as required by Maine Law and Delaware Law). This Agreement has been duly and validly executed and delivered by the Company and, assuming the due authorization, execution and delivery hereof by Parent and Purchaser, constitutes a legal, valid and binding obligation of the Company enforceable against the Company in accordance with its terms. The Board of Directors of the Company has approved this Agreement and the transactions contemplated hereby (including but not limited to the Offer and the Merger) so as to render inapplicable hereto and thereto (a) the limitation on business combinations contained in Section 1 of Section 611-A of Maine Law (or any similar provision), and (b) the supermajority shareholder voting requirements of Article SIXTH of the Company's Restated Articles of Incorporation. The Board of Directors of the Company has irrevocably waived the requirement of ownership of Shares (and the related holding period) set forth in Section 2.01 of the Company's By-Laws with respect to the directors of Purchaser immediately prior to the Effective Time and any other director nominees or designees of Parent or Purchaser for election to the Company's Board of Directors. As a result of the foregoing actions, the only vote required to authorize the Merger is the affirmative vote of a majority of the outstanding Shares.

    SECTION 3.5 No Conflict; Required Filings and Consents. (a) The execution, delivery and performance of this Agreement by the Company do not and will not:
(i) conflict with or violate the Restated Articles of Incorporation or By-Laws of the Company or the equivalent organizational documents of any of its subsidiaries; (ii) assuming that all consents, approvals and authorizations contemplated by clauses (i), (ii) and (iii) of subsection (b) below have been obtained and all filings described in such clauses have been made, conflict with or violate any law, rule, regulation, order, judgment or decree applicable to the Company or any of its subsidiaries or by which its or any of their respective properties are bound or affected; or (iii) result in any breach or violation of or constitute a default (or an event which with notice or lapse of time or both could become a default) or result in the loss of a material benefit under, or give rise to any right of termination, amendment, acceleration or cancellation of, or result in the creation of a lien or encumbrance on any of the properties or assets of the Company or any of its subsidiaries pursuant to, any note, bond, mortgage, indenture, contract, agreement, lease, license, permit, franchise or other instrument or obligation to which the Company or any of its subsidiaries is a party or by which the Company or any of its subsidiaries or its or any of their respective properties are bound or affected, except, in the case of clauses (ii) and (iii), for any such conflicts, violations, breaches, defaults or other occurrences which would not, individually or in the aggregate, reasonably be expected to either have a Material Adverse Effect or prevent the consummation of the Offer or the Merger.

    (b) The execution, delivery and performance of this Agreement by the Company and the consummation of the Merger by the Company do not and will not require any consent, approval, authorization or permit of, action by, filing with or notification to, any governmental or regulatory authority, domestic or foreign, except for (i) applicable requirements, if any, of the Exchange Act, the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended (the "HSR Act"), Regulation

(EEC) No. 4064/89 of the European Community, the New Jersey Industrial Site Recovery Act, Canada's Competition Act, the Investment Canada Act, the Connecticut Transfer Act, state securities, takeover and Blue Sky laws, (ii) the filing and recordation of appropriate merger or other documents as required by Maine Law and Delaware Law, (iii) compliance with the statutory provisions and regulations relating to the New York State Tax on Gains Derived from Certain Real Property Transfers and the New York City Real Property Transfer Tax and
(iv) such consents, approvals, authorizations, permits, actions, filings or notifications the failure of which to make or obtain would not reasonably be expected to (x) prevent consummation of the Offer or the Merger or materially delay the Merger, (y) otherwise prevent or delay the Company from performing its obligations under this Agreement or (z) individually or in the aggregate, have a Material Adverse Effect.

    SECTION 3.6 Compliance. Neither the Company nor any of its subsidiaries is in conflict with, or in default or violation of, (i) any law, rule, regulation, order, judgment or decree applicable to the Company or any of its subsidiaries or by which its or any of their respective properties are bound or affected, or
(ii) any note, bond, mortgage, indenture, contract, agreement, lease, license, permit, franchise or other instrument or obligation to which the Company or any of its subsidiaries is a party or by which the Company or any of its subsidiaries or its or any of their respective properties are bound or affected, except for any such conflicts, defaults or violations which would not, individually or in the aggregate, reasonably be expected to either have a Material Adverse Effect or prevent the consummation of the Offer or the Merger.

    SECTION 3.7 SEC Filings; Financial Statements. (a) The Company and, to the extent applicable (and, in the case of Immunex, to the Company's knowledge), each of its then or current subsidiaries, has filed all forms, reports, statements and documents required to be filed with the SEC since January 1, 1990 (collectively, the "SEC Reports"), each of which has complied in all material respects with the applicable requirements of the Securities Act of 1933, as amended (the "Securities Act"), or the Exchange Act, each as in effect on the date so filed. The Company has heretofore delivered or promptly will deliver to Parent, in the form filed with the SEC (including any amendments thereto), (i) its (and, to the extent applicable, its subsidiaries') Annual Reports on Form 10-K for each of the four fiscal years ended December 31, 1990, 1991, 1992 and 1993 and its Quarterly Reports on Form 10-Q for each of the quarterly periods ended March 31, 1994 and June 30, 1994, (ii) all definitive proxy statements relating to the Company's (and such subsidiaries') meetings of shareholders (whether annual or special) held since January 1, 1990 and (iii) all other reports or registration statements filed by the Company (and such subsidiaries) with the SEC since January 1, 1990. None of such forms, reports or documents (including but not limited to any financial statements or schedules included or incorporated by reference therein) filed by the Company and its then or current subsidiaries (including, to the Company's knowledge, Immunex) contained, when filed, any untrue statement of a material fact or omitted to state a material fact required to be stated or incorporated by reference therein or necessary in order to make the statements therein, in the light of the circumstances under which they were made, not misleading. Except to the extent revised or superseded by a subsequent filing with the SEC (a copy of which has been provided to Parent prior to the date hereof), none of the SEC Reports filed by the Company since December 31, 1993 and prior to the date hereof contains any untrue statement of a material fact or omits to state a material fact required to be stated or incorporated by reference therein or necessary in order to make the statements therein, in the light of the circumstances under which they were made, not misleading.

    (b) Each of the audited and unaudited consolidated interim financial statements of the Company (including, in each case, any related notes thereto) included in its Annual Reports on Form 10-K for each of the two fiscal years ended December 31, 1992 and 1993 and in its Quarterly Reports on Form 10-Q for its fiscal quarters ended March 31, 1994 and June 30, 1994, which have previously been furnished to Parent, has been prepared in accordance with generally accepted accounting principles applied on a consistent basis throughout the periods involved (except as may be indicated in the notes thereto) and each fairly presents the consolidated financial position of the Company and its subsidiaries at the respective dates thereof and the consolidated results of its operations and changes in cash flows for the periods indicated, except that the unaudited interim financial statements are subject to normal and recurring year-end adjustments which are not expected to be material in amount.

    (c) Except as and to the extent set forth on the consolidated balance sheet of the Company and its subsidiaries at December 31, 1993, including the notes thereto, neither the Company nor any of its subsidiaries has any liabilities or obligations of any nature (whether accrued, absolute, contingent or otherwise) which would be required to be reflected on a balance sheet or in the notes thereto prepared in accordance with generally accepted accounting principles, except for liabilities or obligations incurred in the ordinary course of business since December 31, 1993 which would not, individually or in the aggregate, reasonably be expected to have a Material Adverse Effect.

    (d) The Company has heretofore furnished to Parent a complete and correct copy of any amendments or modifications, which have not yet been filed with the SEC, to agreements (including the Rights Agreement), documents or other instruments which previously had been filed by the Company with the SEC pursuant to the Securities Act or the Exchange Act.

    SECTION 3.8 Absence of Certain Changes or Events. Since December 31, 1993, except as contemplated by this Agreement or disclosed in the SEC Reports filed since that date and up to the date of this Agreement, the Company and its subsidiaries have conducted their businesses only in the ordinary course and in a manner consistent with past practice and, since such date, there has not been
(i) any condition, event or occurrence which, individually or in the aggregate, has had, or would reasonably be expected to have, a Material Adverse Effect (without regard, however, to changes in conditions generally applicable to the industries in which the Company and its subsidiaries are involved or general economic conditions), (ii) any change by the Company in its accounting methods, principles or practices, (iii) any revaluation by the Company of any of its material assets, including but not limited to writing down the value of inventory or writing off notes or accounts receivable other than in the ordinary course of business, (iv) other than in respect of the previously announced sale of Davis & Geck, any entry by the Company or any of its subsidiaries into any commitment or transactions material to the Company and its subsidiaries taken as a whole, (v) except for (A) each of the regular quarterly Share dividends declared on or prior to the date hereof in amounts not exceeding $.4625 per Share and (B) the amounts to be paid upon redemption of the Rights pursuant to the Rights Agreement in accordance with Section 6.8, any declaration, setting aside or payment of any dividends or distributions in respect of the Shares or any redemption, purchase or other acquisition of any of its securities, or (vi) except with respect to the adoption or amendment of certain plans or arrangements or the taking of certain actions with respect to certain of such plans or arrangements, in each case, effective as of the date hereof, as described in Schedule 5.1(f), any increase in or establishment of any bonus, insurance, severance, deferred compensation, pension, retirement, profit sharing, stock option (including, without limitation, the granting of stock options, stock appreciation rights, performance awards, or restricted stock awards), stock purchase or other employee benefit plan or agreement or arrangement, or any other increase in the compensation payable or to become payable to any officers or key employees of the Company or any of its subsidiaries, except in the ordinary course of business consistent with past practice.

    SECTION 3.9 Absence of Litigation. Except as disclosed with reasonable specificity in the SEC Reports filed prior to the date of this Agreement, there are no suits, claims, actions, proceedings or investigations pending or, to the knowledge of the Company, threatened against the Company or any of its subsidiaries, or any properties or rights of the Company or any of its subsidiaries, before any court, arbitrator or administrative, governmental or regulatory authority or body, domestic or foreign, that (i) individually or in the aggregate, would reasonably be expected to have a Material Adverse Effect or
(ii) seek to materially delay or prevent the consummation of the transactions contemplated hereby. As of the date hereof, neither the Company nor any of its subsidiaries nor any of their respective properties is or are subject to any order, writ, judgment, injunction, decree, determination or award having, or which would reasonably be expected to have, a Material Adverse Effect or which would prevent or delay the consummation of the transactions contemplated hereby.

    SECTION 3.10 Employee Benefit Plans. With respect to all the employee benefit plans, programs and arrangements maintained for the benefit of any current or former employee, officer or director of the Company or any subsidiary of the Company (collectively, the "Plans"), except as set forth in the SEC Reports and except as would not, individually or in the aggregate, reasonably be expected to have a Material Adverse Effect: (i) none of the Plans is a multiemployer plan within the meaning of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"); (ii) none of the Plans promises or provides retiree medical or life insurance benefits to any person, except as otherwise required by law in the applicable jurisdiction and, outside of the United States, in accordance with local custom and practice; (iii) each Plan intended to be qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended, has received a favorable determination letter from the Internal Revenue Service that it is so qualified and nothing has occurred since the date of such letter that could reasonably be expected to affect the qualified status of such Plan; (iv) each Plan has been operated in all respects in accordance with its terms and the requirements of applicable law; (v) neither the Company nor any subsidiary of the Company has incurred any direct or indirect liability under, arising out of or by operation of Title IV of ERISA in connection with the termination of, or withdrawal from, any Plan or other retirement plan or arrangement, and no fact or event exists that could reasonably be expected to give rise to any such liability; and (vi) the Company and its subsidiaries have not incurred any liability under, and have complied in all respects with, the Worker Adjustment Retraining Notification Act, and no fact or event exists that could give rise to liability under such Act. Except as set forth in the SEC Reports, the aggregate accumulated benefit obligations of each Plan subject to Title IV of ERISA (as of the date of the most recent actuarial valuation prepared for such Plan) do not exceed the fair market value of the assets of such Plan (as of the date of such valuation). The "Compensation Letter" (as defined in Schedule 5.1(f) and attached hereto) constitutes a reasonable estimate, prepared in good faith by the Company, of the amounts and benefits payable, as of the date of such letter, and the amounts and benefits proposed to be paid, as of the date of such letter, pursuant to the plans and programs of the Company enumerated therein for the benefit of its employees.

    SECTION 3.11 Tax Matters. The Company and each of its subsidiaries, and any consolidated, combined, unitary or aggregate group for Tax purposes of which the Company or any of its subsidiaries is or has been a member has timely filed all Tax Returns required to be filed by it, has paid all Taxes shown thereon to be due and has provided adequate reserves in its financial statements for any Taxes that have not been paid, whether or not shown as being due on any returns, except where the failure to make such filings, pay such taxes or provide for such reserves has not had, and would not reasonably be expected to have, a Material Adverse Effect. As used herein, "Taxes" shall mean any taxes of any kind, including but not limited to those on or measured by or referred to as income, gross receipts, sales, use, ad valorem, franchise, profits, license, withholding, payroll, employment, excise, severance, stamp, occupation, premium, value added, property or windfall profits taxes, customs, duties or similar fees, assessments or charges of any kind whatsoever, together with any interest and any penalties, additions to tax or additional amounts imposed by any governmental authority, domestic or foreign. As used herein, "Tax Return" shall mean any return, report or statement required to be filed with any governmental authority with respect to Taxes.

    SECTION 3.12 Environmental Matters. Except to the extent that the inaccuracy of any of the following (or the circumstances giving rise to such inaccuracy), individually or in the aggregate, would not reasonably be expected to have a Material Adverse Effect (after taking into account any reserves therefor reflected in the most recent financial statements included in the SEC Reports filed prior to the date hereof):

        (a) The Company and its subsidiaries hold, and are in compliance with, all Environmental Permits, and the Company and its subsidiaries are in compliance with all applicable Environmental Laws;

        (b) There are no circumstances which would reasonably be expected to prevent or interfere with such compliance in the future;

        (c) None of the Company or its subsidiaries has received, nor to the knowledge of the Company is there threatened, any Environmental Claim, nor are there any circumstances, conditions or events that would reasonably be expected to give rise to any Environmental Claim against the Company or any of its subsidiaries;

        (d) None of the Company or its subsidiaries has entered into or agreed to any consent decree or order under any Environmental Law, and none of the Company or its subsidiaries is the subject of any pending or, to the knowledge of the Company, threatened judgment, decree, order or other requirement of any governmental authority or private party relating to compliance with any Environmental Law or to investigation, cleanup, remediation or removal of regulated substances under any Environmental Law;

        (e) There are no (i) underground storage tanks, (ii) polychlorinated biphenyls, (iii) asbestos or asbestos-containing materials or (iv) Hazardous Materials present at any facility currently or formerly owned, leased or operated by the Company or any of its subsidiaries that could reasonably be expected to give rise to liability of the Company or any of its subsidiaries under any Environmental Laws or otherwise result in any cost or expense to the Company or any of its subsidiaries; and

        (f) There are no past (including, without limitation, with respect to assets or businesses formerly owned, leased or operated by the Company or any of its subsidiaries) or present actions, activities, events, conditions or circumstances, including without limitation the release, threatened release, emission, discharge, generation, treatment, storage or disposal of Hazardous Materials, that would reasonably be expected to give rise to liability of the Company or any of its subsidiaries under any Environmental Laws or any contract or agreement relating to Environmental Claims.

    For purposes of this Agreement, the following terms shall have the following meanings:

        "Environmental Claim" means any written or oral notice, claim, demand, action, suit, complaint, proceeding or other communication by any person alleging liability or potential liability (including without limitation liability or potential liability for emergency actions, investigatory costs, cleanup costs, governmental response costs, natural resource damages, property damage, personal injury, fines or penalties) arising out of, relating to, based on or resulting from (i) the presence, discharge, emission, release or threatened release of any Hazardous Materials at any location, whether or not owned, leased or operated by the Company or any of its subsidiaries, or (ii) circumstances forming the basis of any violation or alleged violation of any Environmental Law or Environmental Permit.

        "Environmental Permits" means all permits, licenses, registrations and other governmental authorizations required for the Company and the operations of the Company's and its subsidiaries' facilities, and otherwise to conduct their respective businesses under Environmental Laws.

        "Environmental Laws" means all applicable federal, state and local statutes, rules, regulations, ordinances, orders, decrees and common law relating in any manner to contamination, pollution or protection of human health or the environment, including without limitation the Comprehensive Environmental Response, Compensation and Liability Act, the Solid Waste Disposal Act, the Resource Conservation and Recovery Act, the Clean Air Act, the Clean Water Act, the

    Toxic Substances Control Act, the Occupational Safety and Health Act, the Emergency Planning and Community-Right-to-Know Act, the Safe Drinking Water Act, all as amended, and similar state laws.

        "Hazardous Materials" means all hazardous or toxic substances, wastes, materials or chemicals, petroleum (including crude oil or any fraction thereof) and petroleum products, asbestos and asbestos-containing materials, pollutants, contaminants and all other materials and substances regulated pursuant to any Environmental Law.

    SECTION 3.13 Intellectual Property. Except to the extent that the inaccuracy of any of the following (or the circumstances giving rise to such inaccuracy), individually or in the aggregate, would not reasonably be expected to have a Material Adverse Effect: (1) the Company and each of its subsidiaries owns, or is licensed to use (in each case, clear of any liens or encumbrances of any kind), all Intellectual Property used in or necessary for the conduct of its business as currently conducted; (2) the use of any Intellectual Property by the Company and its subsidiaries does not infringe on or otherwise violate the rights of any person; (3) to the knowledge of the Company, no product (or component thereof or process) used, sold or manufactured by and/or for, or supplied to, the Company and each of its subsidiaries infringes or otherwise violates the Intellectual Property of any other person; and(4) to the knowledge of the Company, no person is challenging, infringing on or otherwise violating any right of the Company or any of its subsidiaries with respect to any Intellectual Property owned by and/or licensed to the Company and its subsidiaries. For purposes of this Agreement "Intellectual Property" shall mean trademarks, service marks, brand names, certification marks, trade dress, assumed names, trade names and other indications of origin, the goodwill associated with the foregoing and registrations in any jurisdiction of, and applications in any jurisdiction to register, the foregoing, including any extension, modification or renewal of any such registration or application; inventions, discoveries and ideas, whether patentable or not in any jurisdiction; patents, applications for patents (including, without limitation, divisions, continuations, continuations in part and renewal applications), and any renewals, extensions or reissues thereof, in any jurisdiction; nonpublic information, trade secrets and confidential information and rights in any jurisdiction to limit the use or disclosure thereof by any person; writings and other works, whether copyrightable or not in any jurisdiction; registrations or applications for registration of copyrights in any jurisdiction, and any renewals or extensions thereof; any similar intellectual property or proprietary rights; and any claims or causes of action arising out of or related to any infringement or misappropriation of any of the foregoing.

    SECTION 3.14 Offer Documents; Proxy Statement. Neither the Schedule 14D-9, nor any of the information supplied by the Company for inclusion in the Offer Documents, shall, at the respective times such Schedule 14D-9, the Offer Documents or any amendments or supplements thereto are filed with the SEC or are first published, sent or given to shareholders, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary in order to make the statements therein, in the light of the circumstances under which they were made, not misleading. Neither the proxy statement to be sent to the shareholders of the Company in connection with the Shareholders Meeting (as defined in Section 6.1) or the information statement to be sent to such shareholders, as appropriate (such proxy statement or information statement, as amended or supplemented, is herein referred to as the "Proxy Statement"), shall, at the date the Proxy Statement (or any amendment thereof or supplement thereto) is first mailed to shareholders and at the time of the Shareholders Meeting and at the Effective Time, be false or misleading with respect to any material fact, or omit to state any material fact required to be stated therein or necessary in order to make the statements made therein, in the light of the circumstances under which they are made, not misleading or necessary to correct any statement in any earlier communication with respect to the solicitation of proxies for the Shareholders Meeting which has become false or misleading. Notwithstanding the foregoing, the Company makes no representation or warranty with respect to any information supplied by Parent or Purchaser or any of their respective representatives which is contained in the Schedule 14D-9 or the Proxy Statement. The Schedule 14D-9 and the Proxy Statement will comply in all material respects as to form with the requirements of the Exchange Act and the rules and regulations thereunder.

    SECTION 3.15 Rights Agreement. The Company has heretofore provided Parent with a complete and correct copy of the Rights Agreement, including all amendments and exhibits thereto. The Company has taken all necessary action so that none of the execution of this Agreement, the making of the Offer, the acquisition of Shares pursuant to the Offer or the consummation of the Merger will (a) cause the Rights issued pursuant to the Rights Agreement to become exercisable, (b) cause any person to become an Acquiring Person (as such term is defined in the Rights Agreement) or (c) give rise to a Distribution Date or a Triggering Event (as each such term is defined in the Rights Agreement).

    SECTION 3.16 Brokers. No broker, finder or investment banker (other than the Financial Advisers) is entitled to any brokerage, finder's or other fee or commission in connection with the transactions contemplated by this Agreement based upon arrangements made by and on behalf of the Company. The Company has heretofore furnished to Parent a complete and correct copy of all agreements between the Company and each of the Financial Advisers pursuant to which such firm would be entitled to any payment relating to the transactions contemplated hereby.

    SECTION 3.17 Offer Conditions. Since July 1, 1994, no event shall have occurred and no circumstance shall have arisen which would reasonably be expected to result in a failure to satisfy any of the Offer Conditions.

                                   ARTICLE IV

                       REPRESENTATIONS AND WARRANTIES OF
                              PARENT AND PURCHASER

    Parent and Purchaser hereby, jointly and severally, represent and warrant to the Company that:

    SECTION 4.1 Corporate Organization. Each of Parent and Purchaser is a corporation duly organized, validly existing and in good standing under the laws of the State of Delaware and has the requisite corporate power and authority and any necessary governmental authority to own, operate or lease its properties and to carry on its business as it is now being conducted, except where the failure to be so organized, existing and in good standing or to have such power, authority and governmental approvals would not, individually or in the aggregate, reasonably be expected to prevent the consummation of the Offer or the Merger.

    SECTION 4.2 Authority Relative to This Agreement. Each of Parent and Purchaser has all necessary corporate power and authority to enter into this Agreement, to perform its obligations hereunder and to consummate the transactions contemplated hereby. The execution, delivery and performance of this Agreement by each of Parent and Purchaser and the consummation by each of Parent and Purchaser of the transactions contemplated hereby have been duly authorized by all necessary corporate action on the part of Parent and Purchaser other than filing and recordation of appropriate merger documents as required by Maine Law and Delaware Law. This Agreement has been duly executed and delivered by Parent and Purchaser and, assuming due authorization, execution and delivery by the Company, constitutes a legal, valid and binding obligation of each such corporation enforceable against such corporation in accordance with its terms.

    SECTION 4.3 No Conflict; Required Filings and Consents. (a) The execution, delivery and performance of this Agreement by Parent and Purchaser do not and will not: (i) conflict with or violate the respective certificates of incorporation or by-laws of Parent or Purchaser; (ii) assuming that all consents, approvals and authorizations contemplated by clauses (i), (ii) and
(iii) of subsection (b) below have been obtained and all filings described in such clauses have been made, conflict with or violate any law, rule, regulation, order, judgment or decree applicable to Parent or Purchaser or by which either of them or their respective properties are bound or affected; or (iii) result in any breach or violation of or constitute a default (or an event which with notice or lapse of time or both could become a default) or result in the loss of a material benefit under, or give rise to any right of termination, amendment, acceleration or cancellation of, or result in the creation of a lien or encumbrance on any of the property or assets of Parent or Purchaser pursuant to, any note, bond, mortgage, indenture, contract, agreement, lease, license, permit, franchise or other instrument or obligation to which Parent or Purchaser is a party or by which Parent or Purchaser or any of their respective properties are bound or affected, except, in the case of clauses (ii) and (iii), for any such conflicts, violations, breaches, defaults or other occurrences which would not, individually or in the aggregate, reasonably be expected to prevent the consummation of the Offer or the Merger.

    (b) The execution, delivery and performance of this Agreement by Parent and Purchaser do not and will not require any consent, approval, authorization or permit of, action by, filing with or notification to, any governmental or regulatory authority, domestic or foreign, except for (i) applicable requirements, if any, of the laws referred to in clause (i) of the exception to
Section 3.5(b), (ii) the filing and recordation of appropriate merger or other documents as required by Maine Law and Delaware Law, (iii) compliance with the statutory provisions and regulations relating to the New York State Tax on Gains Derived from Certain Real Property Transfers and the New York City Real Property Transfer Tax and (iv) such consents, approvals, authorizations, permits, actions, filings or notifications the failure of which to make or obtain would not, individually or in the aggregate, reasonably be expected to prevent the consummation of the Offer or the Merger.

    SECTION 4.4 Offer Documents; Proxy Statement. The Offer Documents, as amended pursuant to Section 1.1, will not, at the time such Offer Documents as so amended are filed with the SEC or are first published, sent or given to shareholders, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated or incorporated by reference therein or necessary in order to make the statements therein, in light of the circumstances under which they were made, not misleading. The information supplied by Parent for inclusion in the Proxy Statement shall not, on the date the Proxy Statement is first mailed to shareholders, at the time of the Shareholders Meeting (as defined in Section 6.1) or at the Effective Time, contain any statement which, at such time and in light of the circumstances under which it shall be made, is false or misleading with respect to any material fact, or shall omit to state a material fact required to be stated therein or necessary in order to make the statements therein not false or misleading or necessary to correct any statement in any earlier communication with respect to the solicitation of proxies for the Shareholders Meeting which has become false or misleading. Notwithstanding the foregoing, Parent and Purchaser make no representation or warranty with respect to any information supplied by the Company or any of its representatives which is contained in any of the foregoing documents or the Offer Documents. The Offer Documents, as amended and supplemented by the Supplement, will comply in all material respects as to form with the requirements of the Exchange Act and the rules and regulations thereunder.

    SECTION 4.5 Financing. Upon the terms and subject to the conditions of this Agreement and the amended Offer, Purchaser is highly confident that it has or will have available to it all funds necessary to satisfy the obligation to pay the Per Share Amount pursuant to the Offer and the Merger Consideration pursuant to the Merger.

    SECTION 4.6 Brokers. No broker, finder or investment banker (other than Gleacher & Co. Inc.) is entitled to any brokerage, finder's or other fee or commission in connection with the transactions contemplated by this Agreement based upon arrangements made by and on behalf of Parent or Purchaser.

                                   ARTICLE V

                     CONDUCT OF BUSINESS PENDING THE MERGER

    SECTION 5.1 Conduct of Business of the Company Pending the Merger. The Company covenants and agrees that, during the period from the date hereof to the Effective Time, except pursuant to the terms hereof or as disclosed with reasonable specificity in the SEC Reports filed prior to the date hereof, or unless Parent shall otherwise agree in writing, the businesses of the Company and its subsidiaries (other than Immunex) shall be conducted only in, and the Company shall not take any action (including with respect to Immunex) and its subsidiaries (other than Immunex) shall not take any action except in the ordinary course of business and in a manner consistent with past practice and in compliance with applicable laws; and the Company and its subsidiaries (other than Immunex) shall each use its reasonable best efforts to preserve substantially intact the business organization of the Company and its subsidiaries, to keep available the services of the present officers, employees and consultants of the Company and its subsidiaries and to preserve the present relationships of the Company and its subsidiaries with customers, suppliers and other persons with which the Company or any of its subsidiaries has significant business relations. By way of amplification and not limitation, neither the Company (including with respect to Immunex) nor any of its subsidiaries (other than Immunex) shall, between the date of this Agreement and the Effective Time, directly or indirectly do, or propose or commit to do, any of the following, except as contemplated by this Agreement or as previously disclosed with reasonable specificity in the SEC Reports filed prior to the date hereof, without the prior written consent of Parent:

        (a) Amend or otherwise change its Restated Articles of Incorporation or By-Laws or equivalent organizational documents;

        (b) Issue, deliver, sell, pledge, dispose of or encumber, or authorize or commit to the issuance, sale, pledge, disposition or encumbrance of, (A) any shares of capital stock of any class, or any options, warrants, convertible securities or other rights of any kind to acquire any shares of capital stock, or any other ownership interest (including but not limited to stock appreciation rights or phantom stock), of the Company or any of its subsidiaries (except for the issuance of up to 5,451,876 shares of Company Common Stock issuable in accordance with the terms of Employee Options outstanding as of August 12, 1994 or (B) any assets of the Company or any of its subsidiaries, except for sales of products in the ordinary course of business and in a manner consistent with past practice;

        (c) Declare, set aside, make or pay any dividend or other distribution, payable in cash, stock, property or otherwise, with respect to any of its capital stock, except for the regular quarterly dividend on the Shares in the amount of $.4625 per Share declared on August 16, 1994 and the amounts to be paid upon the redemption of the Rights pursuant to the Rights Agreement in accordance with Section 6.8;

        (d) Reclassify, combine, split, subdivide or redeem, purchase or otherwise acquire, directly or indirectly, any of its capital stock, except for the redemption of the Rights at the redemption price of $.02 per Right in accordance with Section 6.8;

        (e) (i) Acquire (by merger, consolidation, or acquisition of stock or assets) any corporation, partnership or other business organization or division thereof, except for the completion of the Company's previously announced acquisition of the Shell Company's crop protection business, (ii) incur any indebtedness for borrowed money or issue any debt securities or assume, guarantee or endorse, or otherwise as an accommodation become responsible for, the obligations of any person, or make any loans, advances or capital contributions to, or investments in, any other person, except for such of the foregoing incurred in the ordinary course of business, consistent with past practice, having a maturity not exceeding 90 days, in an aggregate amount not in excess (including refinancing of already outstanding amounts) of $900 million; (iii) enter into any contract or agreement other than in the ordinary course of business consistent with past practice; (iv) authorize any single capital expenditure which is in excess of $1 million or capital expenditures which are, in the aggregate, in excess of $20 million for the Company and its subsidiaries taken as a whole; or (v) enter into or amend any contract, agreement, commitment or arrangement with respect to any of the matters set forth in this Section 5.1(e);

        (f) Except as set forth on Schedule 5.1(f), as previously approved by Parent or to the extent required under existing employee and director benefit plans, agreements or arrangements as in effect on the date of this Agreement, increase the compensation or fringe benefits of any of its directors, officers or employees, except for increases in salary or wages of employees of the Company or its subsidiaries who are not officers or directors of the Company in the ordinary course of business in accordance with past practice, or grant any severance or termination pay not currently required to be paid under existing severance plans to, or enter into any employment, consulting or severance agreement with any present or former director, officer or other employee of the Company or any of its subsidiaries (other than an agreement entered into in exchange for a release by an employee who is not an officer or director, of any and all claims against the Company following such employee's termination of employment, but only if the aggregate amount payable to any terminated employee under any such agreement does not exceed $100,000 and the aggregate amount payable pursuant to all such agreements does not exceed $1,000,000), or establish, adopt, enter into or amend or terminate any collective bargaining, bonus, profit sharing, thrift, compensation, stock option, restricted stock, pension, retirement, deferred compensation, employment, termination, severance or other plan, agreement, trust, fund, policy or arrangement for the benefit of any directors, officers or employees;

        (g) Except as may be required as a result of a change in law or in generally accepted accounting principles, change any of the accounting practices or principles used by it;

        (h) Make any tax election or settle or compromise any material federal, state, local or foreign tax liability;

        (i) Settle or compromise any pending or threatened suit, action or claim which is material or which relates to the transactions contemplated hereby;

        (j) Take any action, including but not limited to introducing a new product, which, in the good faith judgment of the Company, is reasonably likely to result in any material claim that the Company has violated applicable laws, rules or regulations or any rights of any other person;

        (k) Adopt a plan of complete or partial liquidation, dissolution, merger, consolidation, restructuring, recapitalization or other reorganization of the Company or any of its subsidiaries not constituting an inactive subsidiary (other than the Merger);

        (l) Pay, discharge or satisfy any claims, liabilities or obligations (absolute, accrued, asserted or unasserted, contingent or otherwise), other than the payment, discharge or satisfaction in the ordinary course of business and consistent with past practice of liabilities reflected or reserved against in the financial statements of the Company or incurred in the ordinary course of business and consistent with past practice; or

        (m) Take, or offer or propose to take, or agree to take in writing or otherwise, any of the actions described in Sections 5.1(a) through 5.1(l) or any action which would make any of the representations or warranties of the Company contained in this Agreement untrue and incorrect as of the date when made if such action had then been taken, or would result in any of the Offer Conditions not being satisfied.

                                   ARTICLE VI

                             ADDITIONAL AGREEMENTS

    SECTION 6.1 Shareholders Meeting. (a) The Company, acting through its Board of Directors, shall, if required in accordance with applicable law and the Company's Restated Articles of Incorporation and By-Laws, (i) duly call, give notice of, convene and hold a special meeting of its shareholders as soon as practicable following consummation of the Offer for the purpose of considering and taking action on this Agreement and the transactions contemplated hereby (the "Shareholders Meeting") and (ii) subject to its fiduciary duties under applicable law, exercised after consultation with independent legal counsel, (A) include in the Proxy Statement the unanimous recommendation of the Board of Directors that the shareholders of the Company vote in favor of the approval of this Agreement and the transactions contemplated hereby and the written opinions of the Financial Advisers that the consideration to be received by the shareholders of the Company pursuant to the Offer and the Merger is fair to such shareholders and (B) use its reasonable best efforts to obtain the necessary approval of this Agreement and the transactions contemplated hereby by its shareholders. At the Shareholders Meeting, Parent and Purchaser shall cause all Shares then owned by them and their subsidiaries to be voted in favor of approval of this Agreement and the transactions contemplated hereby.

    (b) Notwithstanding the foregoing, in the event that Purchaser shall acquire at least 90% of the outstanding Shares, the Company agrees, at the request of Purchaser, subject to Article VII, to take all necessary and appropriate action to cause the Merger to become effective as soon as reasonably practicable after such acquisition, without a meeting of the Company's shareholders, in accordance with Section 904 of Maine Law.

    SECTION 6.2 Proxy Statement. If required by applicable law, as soon as practicable following Parent's reasonable request, the Company shall file with the SEC under the Exchange Act, and shall use its reasonable best efforts to have cleared by the SEC, the Proxy Statement with respect to the Shareholders Meeting. Parent, Purchaser and the Company will cooperate with each other in the preparation of the Proxy Statement; without limiting the generality of the foregoing, each of Parent and Purchaser will furnish to the Company the information relating to it required by the Exchange Act to be set forth in the Proxy Statement. The Company agrees to use its reasonable best efforts, after consultation with the other parties hereto, to respond promptly to any comments made by the SEC with respect to the Proxy Statement and any preliminary version thereof filed by it and cause such Proxy Statement to be mailed to the Company's shareholders at the earliest practicable time.

    SECTION 6.3 Company Board Representation; Section 14(f). (a) Promptly upon the purchase by Purchaser of Shares pursuant to the Offer, and from time to time thereafter, Purchaser shall be entitled to designate up to such number of directors, rounded up to the next whole number, on the Board of Directors of the Company as shall give Purchaser representation on the Board of Directors equal to the product of the total number of directors on such Board (giving effect to the directors elected pursuant to this sentence) multiplied by the percentage that the aggregate number of Shares beneficially owned by Purchaser or any affiliate of Purchaser bears to the total number of Shares then outstanding, and the Company shall, at such time, promptly take all action necessary to cause Purchaser's designees to be so elected, including either increasing the size of the Board of Directors or securing the resignations of incumbent directors or both. At such times, the Company will use its reasonable best efforts to cause persons designated by the Purchaser to constitute the same percentage as is on the Board of (i) each committee of the Board, (ii) each board of directors of each domestic subsidiary of the Company and (iii) each committee of each such board, in each case only to the extent permitted by law. Until Purchaser acquires a majority of the outstanding Shares on a fully diluted basis, the Company shall use its reasonable best efforts to ensure that all the members of the Board and such boards and committees as of the date hereof who are not employees of the Company shall remain members of the Board and such boards and committees.

    (b) The Company's obligations to appoint designees to its Board of Directors shall be subject to Section 14(f) of the Exchange Act and Rule 14f-1 promulgated thereunder. The Company shall promptly take all actions required pursuant to
Section 14(f) and Rule 14f-1 in order to fulfill its obligations under this
Section 6.3 and shall, if requested by Parent, include in the Schedule 14D-9 or a separate Rule 14f-1 Statement provided to shareholders such information with respect to the Company and its officers and directors as is required under
Section 14(f) and Rule 14f-1 to fulfill its obligations under this Section 6.3. Parent or Purchaser will supply to the Company and be solely responsible for any information with respect to either of them and their nominees, officers, directors and affiliates required by Section 14(f) and Rule 14f-1.

    (c) Following the election or appointment of Purchaser's designees pursuant to this Section 6.3 and prior to the Effective Time, any amendment of this Agreement or the Restated Articles of Incorporation or By-Laws of the Company, any termination of this Agreement by the Company, any extension by the Company of the time for the performance of any of the obligations or other acts of Purchaser or waiver of any of the Company's rights hereunder, and any other consent or action by the Board of Directors hereunder, will require the concurrence of a majority (which shall be at least two) of the directors of the Company then in office who are neither designated by Purchaser nor are employees of the Company (the "Disinterested Directors").

    SECTION 6.4 Access to Information; Confidentiality. (a) From the date hereof to the Effective Time, the Company shall, and shall cause its subsidiaries, officers, directors, employees, auditors and other agents to, afford the officers, employees, auditors and other agents of Parent, and financing sources who shall agree to be bound by the provisions of this Section 6.4 as though a party hereto, complete access at all reasonable times to its officers, employees, agents, properties, offices, plants and other facilities and to all books and records, and shall furnish Parent and such financing sources with all financial, operating and other data and information as Parent, through its officers, employees or agents, or such financing sources may from time to time request.

    (b) Each of Parent and Purchaser will hold and will cause its officers, employees, auditors and other agents to hold in confidence, unless compelled to disclose by judicial or administrative process or by other requirements of law, all documents and information concerning the Company and its subsidiaries furnished to Parent or Purchaser in connection with the transactions contemplated in this Agreement (except to the extent that such information can be shown to have been (i) previously known by Parent or Purchaser from sources other than the Company, or its directors, officers, auditors or other agents,
(ii) in the public domain through no fault of Parent or Purchaser or (iii) later lawfully acquired by Parent or Purchaser on a non-confidential basis from other sources who are not known by Parent or Purchaser to be bound by a confidentiality agreement (after inquiry of such sources) or otherwise prohibited from transmitting the information to Parent or Purchaser by a contractual, legal or fiduciary obligation) and will not release or disclose such information to any other person, except its auditors and other advisors in connection with this Agreement who need to know such information. If the transactions contemplated by this Agreement are not consummated, such confidence shall be maintained for a period of three years from the date hereof and, if requested by or on behalf of the Company, Parent and Purchaser will, and will use all reasonable efforts to cause their auditors and other agents to, return to the Company or destroy all copies of written information furnished by the Company to Parent and Purchaser or their agents, representatives or advisors. It is understood that Parent and Purchaser shall be deemed to have satisfied their obligation to hold such information confidential if they exercise the same care as they take to preserve confidentiality for their own similar information.

    (c) No investigation pursuant to this Section 6.4 shall affect any representations or warranties of the parties herein or the conditions to the obligations of the parties hereto.

    SECTION 6.5 No Solicitation of Transactions. The Company, its affiliates and their respective officers, directors, employees, representatives and agents shall immediately cease any existing discussions or negotiations, if any, with any parties conducted heretofore with respect to any acquisition or exchange of all or any material portion of the assets of, or any equity interest in, the Company or any of its subsidiaries or any business combination with the Company or any of its subsidiaries. The Company may, directly or indirectly, furnish information and access, in each case only in response to a request for such information or access to any person made after the date hereof which was not encouraged, solicited or initiated by the Company or any of its affiliates or any of its or their respective officers, directors, employees, representatives or agents after the date hereof, pursuant to appropriate confidentiality agreements, and may participate in discussions and negotiate with such entity or group concerning any merger, sale of assets, sale of shares of capital stock or similar transaction (including an exchange of stock or assets) involving the Company or any subsidiary or division of the Company, if such entity or group has submitted a written proposal to the Board relating to any such transaction and failing to take such action would constitute a breach of the Board's fiduciary duty under applicable law. The Board shall provide a copy of any such written proposal to Parent immediately after receipt thereof, unless independent outside legal counsel to the Company has advised the Board of Directors that providing such a copy would constitute a breach of the Board's fiduciary duty under applicable law. Notwithstanding the foregoing, the Company shall notify Parent immediately if any such proposal is made and shall keep Parent promptly advised of all developments which could reasonably be expected to culminate in the Board of Directors withdrawing, modifying or amending its recommendation of the Offer, the Merger and the other transactions contemplated by this Agreement. Except as set forth in this Section 6.5, neither the Company or any of its affiliates, nor any of its or their respective officers, directors, employees, representatives or agents, shall, directly or indirectly, encourage, solicit, participate in or initiate discussions or negotiations with, or provide any information to, any corporation, partnership, person or other entity or group (other than Parent and Purchaser, any affiliate or associate of Parent and Purchaser or any designees of Parent or Purchaser) concerning any merger, sale of assets, sale of shares of capital stock or similar transactions (including an exchange of stock or assets) involving the Company or any subsidiary or division of the Company; provided, however, that nothing in this
Section 6.5 shall prevent the Board from taking, and disclosing to the Company's shareholders, a position contemplated by Rules 14d-9 and 14e-2 promulgated under the Exchange Act with regard to any tender offer; provided, further, that the Board shall not recommend that the shareholders of the Company tender their Shares in connection with any such tender offer unless failing to take such action would constitute a breach of the Board's fiduciary duty under applicable law. The Company agrees not to release any third party from, or waive any provisions of, any confidentiality or standstill agreement to which the Company is a party, unless failing to release such third party or waive such provisions would constitute a breach of the Board's fiduciary duty under applicable law.

    SECTION 6.6 Employee Benefits Matters. (a) Parent shall cause the Company and the Surviving Corporation to promptly pay or provide when due all compensation and benefits earned through or prior to the Effective Time as provided pursuant to the terms of any compensation arrangements, employment agreements and employee or director benefit plans, programs and policies in existence as of the date hereof for all employees (and former employees) and directors (and former directors) of the Company. Parent and the Company agree that the Company and the Surviving Corporation shall pay promptly or provide when due all compensation and benefits required to be paid pursuant to the terms of any individual agreement with any employee, former employee, director or former director in effect and disclosed to Parent as of the date hereof. Nothing in this Agreement shall require the continued employment of any person or prevent the Company and/or the Surviving Corporation from taking any action or refraining from taking any action which the Company could take or refrain from taking prior to the Effective Time.

    (b) Except as contemplated herein, Parent shall cause the Surviving Corporation, for the period ending on December 31, 1995, to provide employee benefits under plans, programs and arrangements which, in the aggregate, will provide benefits to the employees and former employees of the Surviving Corporation (other than employees and former employees covered by a collective bargaining agreement) which are no less favorable in the aggregate than those provided to such persons pursuant to the plans, programs and arrangements of the Company in effect on the date hereof (other than all

Performance Allotments and Performance Share Allotments under the Company's Incentive Plan, which shall be disregarded for all purposes under this Section 6.6(b)) and employees and former employees covered by collective bargaining agreements shall be provided with such benefits as shall be required under the terms of any applicable collective bargaining agreement; provided, however, that nothing herein (i) shall prevent the amendment or termination of any such plan, program or arrangement, (ii) require that the Surviving Corporation provide or permit investment in the securities of Parent, the Company or the Surviving Corporation or (iii) interfere with the Surviving Corporation's right or obligation to make such changes as are necessary to conform with applicable law. On and after January 1, 1996, Parent shall provide employees and former employees of the Surviving Corporation (other than those covered by collective bargaining agreements) with benefits, in the aggregate, that are no less favorable than those provided to similarly situated employees and former employees of other subsidiaries of Parent.

    (c) With respect to the payment of the Current Allotments under the Company Incentive Plan and cash incentive compensation awards under the Cash Incentive Compensation Plan of the Company in respect of the year ending December 31, 1994, Parent shall cause the Company to pay such amounts, in accordance with the applicable performance targets established at the beginning of such year, as soon as practicable following the close of such year and the date the actual performance of the Company and its subsidiaries for the year then ended is calculated. The determination of the performance of the Company and its subsidiaries shall be made in good faith by the certified public accountants of the Company who were the Company's certified public accountants prior to the purchase of Shares pursuant to the Offer, after disregarding the financial effects of the transactions contemplated hereunder and any other changes made by Parent after the purchase of Shares pursuant to the Offer to the operations, finances or corporate structure of the Company and its subsidiaries. Notwithstanding anything in this Section 6.06(c) to the contrary, if, prior to the date the Current Allotments or cash incentive compensation awards are paid pursuant to this section (c), any employee is terminated by the Company without "cause" or voluntarily terminates employment following a reduction in base salary, the Company or the Surviving Corporation shall pay the employee his or her award under the applicable plan as soon as practicable following the employee's termination of employment.

    (d) Parent shall cause the Company to contribute to the Company Savings Plan approximately $7 million as the Company "performance contribution" for the year ended December 31, 1994, provided the actual performance of the Company and its subsidiaries as of December 31, 1994 satisfies the conditions provided under the Savings Plan for such contribution. Such contribution shall be made as soon as practicable following the close of such year and the date the actual performance of the Company and its subsidiaries for the year then ended is calculated. The determination of such performance shall be made in the same manner as provided in Section 6.6(c) above. Moreover, with respect to any participant in the Savings Plan whose employment is terminated by the Company prior to December 31, 1994 without cause or voluntarily by the employee following a reduction in base salary, such participant shall be vested in that portion of the Company performance contribution which such participant would have otherwise been entitled to receive under the terms of the Savings Plan as in effect on the date hereof had such participant's employment not been terminated prior to December 31, 1994.

    (e) As soon as practicable after the date the Shares are purchased pursuant to the Offer, the Company shall pay Incentive Compensation Plan participants an amount ("Incentive Compensation Cashout") equal to the value of the Performance Allotments determined in accordance with Rule 8(g) of the Rules and Regulations of the Compensation Committee under such plan, as in effect on the date hereof. As soon as practicable after December 31, 1994, Parent shall cause the Surviving Corporation to pay to each participant who is an employee as of December 31, 1994 an amount (the "Additional Payment") equal to the excess of the amount such employee would have received under such Rule 8(g) had the value of the Performance Allotments been calculated at 141.5% of the target bonus over the Incentive Compensation Cashout received by such employee. Notwithstanding the foregoing, if an employee's employment is terminated without cause by the Company or voluntarily by the employee following the reduction of such employee's base salary after the date the Shares are purchased pursuant to the Offer but prior to the payment of the Additional Payment, the Company shall pay such employee the Additional Payment as soon as practicable after the employee's termination of employment.

    (f) Parent shall cause the Surviving Corporation to include as a participant in the Company's Supplemental Employees Retirement Plan ("SERP") any individual who is a Key Manager (as defined below) as of the date hereof whose employment is terminated by the Company without cause or who voluntarily terminates employment following a reduction in base salary within the two year period following the date the Shares are purchased pursuant to the Offer and such person shall be entitled to benefits hereunder if, but only if, at the time of such termination, the Key Manager has attained age 50 with 10 years of service with the Company and the Surviving Corporation. Payment of retirement benefits under the SERP will commence no earlier than the first day of the month following the Key Manager's 60th birthday. As used herein, "Key Manager" means a participant in the Company's Incentive Compensation Plan, as in effect on the date hereof.

    SECTION 6.7 Directors' and Officers' Indemnification and Insurance. (a) The By-Laws of the Surviving Corporation shall contain provisions no less favorable with respect to indemnification than are set forth in Article IV of the By-laws of the Company, which provisions shall not be amended, repealed or otherwise modified for a period of five years from the Effective Time in any manner that would adversely affect the rights thereunder of individuals who at the Effective Time were directors, officers, agents or employees of the Company or otherwise entitled to indemnification pursuant to Article IV of the Company's By-Laws.

    (b) Parent shall use its best efforts to cause to be maintained in effect for three years from the Effective Time the current policies of the directors' and officers' liability insurance maintained by the Company (provided that Parent may substitute therefor policies of at least the same coverage containing terms and conditions which are not materially less advantageous) with respect to matters occurring prior to the Effective Time to the extent available; provided, however, that in no event shall Parent or the Company be required to expend more than an amount per year equal to 150% of current annual premiums paid by the Company (which the Company represents and warrants to be not more than $1,204,050) to maintain or procure insurance coverage pursuant hereto.

    SECTION 6.8 No Amendment to the Rights Agreement; Redemption. The Company covenants and agrees that it will not amend the Rights Agreement, except as expressly contemplated by this Agreement. The Company will redeem all outstanding Rights at a redemption price of $.02 per Right immediately prior to the consummation of the Offer; the Rights Agreement permits and will permit such redemption.

    SECTION 6.9 Further Action; Reasonable Best Efforts. Upon the terms and subject to the conditions hereof, each of the parties hereto shall use its reasonable best efforts to take, or cause to be taken, all appropriate action, and to do or cause to be done, all things necessary, proper or advisable under applicable laws and regulations to consummate and make effective the transactions contemplated by this Agreement, including but not limited to (i) cooperation in the preparation and filing of the Offer Documents, the Schedule 14D-9, the Proxy Statement, any required filings under the HSR Act and other laws described in clause (i) of the exception in Section 3.5(b), and any amendments to any thereof and (ii) using its reasonable best efforts to make all required regulatory filings and applications and to obtain all licenses, permits, consents, approvals, authorizations, qualifications and orders of governmental authorities and parties to contracts with the Company and its subsidiaries as are necessary for the consummation of the transactions contemplated by this Agreement and to fulfill the conditions to the Offer and the Merger. The Company will cooperate with Parent and Purchaser with respect to consummating the financing for the Offer and the Merger. In case at any time after the Effective Time any further action is necessary or desirable to carry out the purposes of this Agreement, the proper officers and directors of each party to this Agreement shall use their reasonable best efforts to take all such necessary action.

    SECTION 6.10 Public Announcements. Parent and the Company shall consult with each other before issuing any press release or otherwise making any public statements with respect to the Offer or the Merger and shall not issue any such press release or make any such public statement prior to such consultation, except as may be required by law or any listing agreement with its securities exchange.

    SECTION 6.11 Notice Pursuant to Section 910. To the extent required by Maine Law, Parent shall cause the Purchaser to give the notice required by subsection 3 of Section 910 not later than fifteen days after the acceptance for payment of Shares pursuant to the Offer. In order to provide such notice, the Company shall provide to Parent, not less than five days prior to the date on which such notice must be made pursuant to this Section, an updated list of shareholders, which list shall be subject to the provisions of Section 1.2(c) of this Agreement. If permitted by applicable law, such notice may be contained in or provided in connection with the Offer Documents or the Proxy Statement.

    SECTION 6.12 Taxes. Any liability with respect to the transfer of the property of the Company arising out of the New York State Real Property Gains Tax, the New York State Real Estate Transfer Tax and the New York City Real Property Transaction Tax shall be borne by the Company and expressly shall not be a liability of the shareholders of the Company.

    SECTION 6.13 Disposition of Litigation. (a) Each party agrees to use its best efforts to obtain a dismissal without prejudice of American Home Products Corporation, et al. v. American Cyanamid Company, et al., Civil Action Docket No. 94-230-P-H (D. Me. 1994), including any and all counterclaims asserted against the Company, its directors, its officers, Parent and Purchaser, with each party bearing its own costs and attorneys' fees therefor. The Company agrees that it will not settle any litigation currently pending, or commenced after the date hereof, against the Company or any of its directors by any shareholder of the Company relating to the Offer or this Agreement, without the prior written consent of Parent.

    (b) The Company will not voluntarily cooperate with any third party which has sought or may hereafter seek to restrain or prohibit or otherwise oppose the Offer or the Merger and will cooperate with Parent and Purchaser to resist any such effort to restrain or prohibit or otherwise oppose the Offer or the Merger, unless failing so to cooperate with such third party or cooperating with Parent or Purchaser, as the case may be, would constitute a breach of the Board's fiduciary duty under applicable law.

                                  ARTICLE VII

                              CONDITIONS OF MERGER

    SECTION 7.1 Conditions to Obligation of Each Party to Effect the Merger. The respective obligations of each party to effect the Merger shall be subject to the satisfaction at or prior to the Effective Time of the following conditions:

        (a) If required by Maine Law, this Agreement shall have been approved by the affirmative vote of the shareholders of the Company by the requisite vote in accordance with the Company's Restated Articles of Incorporation and Maine Law (which the Company has represented shall be solely the affirmative vote of a majority of the outstanding Shares).

        (b) No statute, rule, regulation, executive order, decree, ruling, injunction or other order (whether temporary, preliminary or permanent) shall have been enacted, entered, promulgated or enforced by any United States or state court or governmental authority which prohibits, restrains, enjoins or restricts the consummation of the Merger.

        (c) Any waiting period applicable to the Merger under the HSR Act shall have terminated or expired.

        (d) Purchaser shall have purchased Shares pursuant to the Offer.

                                  ARTICLE VIII

                       TERMINATION, AMENDMENT AND WAIVER

    SECTION 8.1 Termination. This Agreement may be terminated and the Merger contemplated hereby may be abandoned at any time prior to the Effective Time, notwithstanding approval thereof by the shareholders of the Company:

        (a) By mutual written consent of Parent, Purchaser and the Company; or

        (b) By Parent or the Company if any court of competent jurisdiction or other governmental body located or having jurisdiction within the United States or any country or economic region in which either the Company or Parent, directly or indirectly, has material assets or operations, shall have issued a final order, decree or ruling or taken any other final action restraining, enjoining or otherwise prohibiting the Offer or the Merger and such order, decree, ruling or other action is or shall have become final and nonappealable;

        (c) By Parent if due to an occurrence or circumstance which would result in a failure to satisfy any of the Offer Conditions, Purchaser shall have
    (i) failed to amend the Offer as provided in Section 1.1, (ii) terminated the Offer or (iii) failed to pay for Shares pursuant to the Offer on or prior to the Outside Date (as defined below);

        (d) By the Company if (i) there shall not have been a material breach of any representation, warranty, covenant or agreement on the part of the Company, and Purchaser shall have (A) terminated the Offer or (B) failed to pay for Shares pursuant to the Offer on or prior to the Outside Date or (ii) prior to the purchase of Shares pursuant to the Offer, any person shall have made a bona fide offer to acquire the Company (A) that the Board has determined in its good faith judgment is more favorable to the Company's shareholders than the Offer and the Merger and (B) as a result of which the Board is obligated by its fiduciary duty under applicable law to terminate this Agreement, provided that such termination under this clause (ii) shall not be effective until the Company has made payment of the full fee required by Section 8.3(b) hereof and has deposited with a mutually acceptable escrow agent $50 million for reimbursement to Parent of expenses in accordance with
    Section 8.3(b) hereof; or

        (e) By Parent prior to the purchase of Shares pursuant to the Offer, if
    (i) there shall have been a breach of any representation or warranty on the part of the Company which would reasonably be expected to either have a Material Adverse Effect on the Company or prevent the consummation of the Offer, (ii) there shall have been a breach of any covenant or agreement on the part of the Company which would reasonably be expected to either have a Material Adverse Effect or prevent the consummation of the Offer, which shall not have been cured prior to the earlier of (A) 10 days following notice of such breach and (B) two business days prior to the date on which the Offer expires, (iii) the Board shall have withdrawn or modified (including by amendment of the Schedule 14D-9) in a manner adverse to Purchaser its approval or recommendation of the Offer, this Agreement or the Merger or shall have recommended another offer or transaction, or shall have resolved to effect any of the foregoing or (iv) the Minimum Condition shall not have been satisfied by the expiration date of the Offer and on or prior to such date (A) any person (other than Parent or Purchaser) shall have made a proposal or public announcement or communication to the Company with respect to a Third Party Acquisition or (B) any person (including the Company or any of its subsidiaries or affiliates), other than Parent or any of its affiliates, shall have become the beneficial owner of 19.9% or more of the Shares. As used herein, the "Outside Date" shall mean the latest (not to exceed 120 days following the date hereof) of (A) 60 days following the date hereof, (B) if a Request for Additional Information is made by the Federal Trade Commission pursuant to the HSR Act, the date that all conditions to the Offer, the satisfaction of which involve compliance with or otherwise relate to any United States antitrust or competition laws or regulations (including any enforcement thereof), have been satisfied for a period of ten business days, or (C) 10 business days following the conclusion of any ongoing proceedings before the European Commission in connection with its review of the transactions contemplated hereby or any similar delay pursuant to any other material antitrust or competition law or regulation.

    SECTION 8.2 Effect of Termination. In the event of the termination of this Agreement pursuant to Section 8.1, this Agreement shall forthwith become void and there shall be no liability on the part of any party hereto except as set forth in Section 8.3 and Section 9.1; provided, however, that nothing herein shall relieve any party from liability for any breach hereof.

    SECTION 8.3 Fees and Expenses.

        (a) If:

        (i) Parent terminates this Agreement pursuant to Section 8.1(e)(i) or
    (ii) hereof, or if the Company terminates this Agreement pursuant to Section 8.1(d)(i) hereof, and, within 12 months thereafter, the Company enters into an agreement with respect to a Third Party Acquisition, or a Third Party Acquisition occurs, involving any party (or any affiliate or associate thereof) (x) with whom the Company (or its agents) had any discussions with respect to a Third Party Acquisition, (y) to whom the Company (or its agents) furnished information with respect to or with a view to a Third Party Acquisition or (z) who had submitted a proposal or expressed any interest publicly or to the Company in a Third Party Acquisition, in the case of each of clauses (x), (y) and (z) prior to such termination; or

        (ii) Parent terminates this Agreement pursuant to Section 8.1(e)(i) or
    (ii) hereof, or if the Company terminates this Agreement pursuant to Section 8.1(d)(i) hereof, and within 12 months thereafter a Third Party Acquisition shall occur involving a direct or indirect consideration (or implicit valuation) for Shares (including the value of any stub equity) in excess of the Per Share Amount; or

        (iii) Parent terminates this Agreement pursuant to Section 8.1(e)(iii) or (iv) hereof or the Company terminates this Agreement pursuant to Section 8.1(d)(ii) hereof or otherwise under circumstances that would have permitted Parent to terminate this Agreement under Section 8.1(e)(iv) hereof;

then the Company shall pay to Parent and Purchaser, within one business day following the execution and delivery of such agreement or such occurrence, as the case may be, or simultaneously with any termination contemplated by Section 8.3(a)(iii) above, a fee, in cash, of $90 million, provided, however, that the Company in no event shall be obligated to pay more than one such $90 million fee with respect to all such agreements and occurrences and such termination.

    "Third Party Acquisition" means the occurrence of any of the following events: (i) the acquisition of the Company by merger, tender offer or otherwise by any person other than Parent, Purchaser or any affiliate thereof (a "Third Party"); (ii) the acquisition by a Third Party of 19.9% or more of the total assets of the Company and its subsidiaries, taken as a whole; (iii) the acquisition by a Third Party of 19.9% or more of the outstanding Shares; (iv) the adoption by the Company of a plan of liquidation or the declaration or payment of an extraordinary dividend; or (v) the repurchase by the Company or any of its subsidiaries of 19.9% or more of the outstanding Shares, other than a repurchase which was not approved by the Company or publicly announced prior to the termination of this Agreement and which is not part of a series of transactions resulting in a change of control.

    (b) Upon the termination of this Agreement (i) under circumstances in which Parent or Purchaser shall have been entitled to terminate this Agreement pursuant to Section 8.1(e)(i) or (ii) hereof (whether or not expressly terminated on such basis) or (ii) under circumstances in which the Company shall be obligated to pay a fee pursuant to Section 8.3(a), the Company shall reimburse Parent, Purchaser and their affiliates (not later than one business day after submission of statements therefor) for all actual documented out-of-pocket fees and expenses actually incurred by any of them or on their behalf in connection with the Offer and the Merger and the consummation of all transactions contemplated by this Agreement (including, without limitation, fees and disbursements payable to financing sources, investment bankers, counsel to Purchaser or Parent or any of the foregoing, and accountants). Unless required to be paid earlier pursuant to Section 8.1(d), the Company shall in any event pay the amount requested within one business day of such request, subject to the Company's right to demand a return of any portion as to which invoices are not received in due course after request by the Company. The escrow agent referred to in Section 8.1(d) shall promptly and in any event within one business day of receipt of request therefor by Purchaser or Parent disburse to Purchaser or Parent the fees and expenses payable by the Company pursuant to this Section 8.3(b). To the extent that funds deposited with such escrow agent are insufficient to reimburse Purchaser and Parent for all fees and expenses pursuant to this Section 8.3(b), the Company shall, upon submission of invoices, directly reimburse Purchaser and Parent.

    (c) Except as specifically provided in this Section 8.3, each party shall bear its own expenses in connection with this Agreement and the transactions contemplated hereby.

    SECTION 8.4 Amendment. Subject to Section 6.3, this Agreement may be amended by the parties hereto by action taken by or on behalf of their respective Boards of Directors at any time prior to the Effective Time; provided, however, that, after approval of the Merger by the shareholders of the Company, no amendment may be made which would reduce the amount or change the type of consideration into which each Share shall be converted upon consummation of the Merger. This Agreement may not be amended except by an instrument in writing signed by the parties hereto.

    SECTION 8.5 Waiver. Subject to Section 6.3, at any time prior to the Effective Time, any party hereto may (a) extend the time for the performance of any of the obligations or other acts of the other parties hereto, (b) waive any inaccuracies in the representations and warranties contained herein or in any document delivered pursuant hereto and (c) waive compliance with any of the agreements or conditions contained herein. Any such extension or waiver shall be valid if set forth in an instrument in writing signed by the party or parties to be bound thereby.

                                   ARTICLE IX

                               GENERAL PROVISIONS

    SECTION 9.1 Non-Survival of Representations, Warranties and Agreements. The representations, warranties and agreements in this Agreement shall terminate at the Effective Time or upon the termination of this Agreement pursuant to Section 8.1, as the case may be, except that the agreements set forth in Article II,
Section 6.6, Section 6.7, Section 6.9 and Article IX shall survive the Effective Time indefinitely and those set forth in Section 6.4, Section 8.3 and Article IX shall survive termination indefinitely.

    SECTION 9.2 Notices. All notices, requests, claims, demands and other communications hereunder shall be in writing and shall be given (and shall be deemed to have been duly given upon receipt) by delivery in person, by cable, telecopy, telegram or telex or by registered or certified mail (postage prepaid, return receipt requested) to the respective parties at the following addresses (or at such other address for a party as shall be specified by like notice):

        if to Parent or Purchaser:

           American Home Products Corporation
           Five Giralda Farms
           Madison, New Jersey 07940
           Attention: Louis L. Hoynes, Jr., Esq.

        with a copy to:

           Simpson Thacher & Bartlett
           425 Lexington Avenue
           New York, New York 10017
           Attention: Robert E. Spatt, Esq.

        if to the Company:

           American Cyanamid Company
           One Cyanamid Plaza
           Wayne, New Jersey 07470
           Attention: Secretary

        with a copy to:

           Shearman & Sterling
           599 Lexington Avenue
           New York, New York 10022
           Attention: Peter D. Lyons, Esq.

    SECTION 9.3 Certain Definitions. For purposes of this Agreement, the term:

        (a) "affiliate" of a person means a person that directly or indirectly, through one or more intermediaries, controls, is controlled by, or is under common control with, the first mentioned person;

        (b) "beneficial owner" with respect to any Shares means a person who shall be deemed to be the beneficial owner of such Shares (i) which such person or any of its affiliates or associates beneficially owns, directly or indirectly, (ii) which such person or any of its affiliates or associates (as such term is defined in Rule 12b-2 of the Exchange Act) has, directly or indirectly, (A) the right to acquire (whether such right is exercisable immediately or subject only to the passage of time), pursuant to any agreement, arrangement or understanding or upon the exercise of consideration rights, exchange rights, warrants or options, or otherwise, or
    (B) the right to vote pursuant to any agreement, arrangement or understanding or (iii) which are beneficially owned, directly or indirectly, by any other persons with whom such person or any of its affiliates or person with whom such person or any of its affiliates or associates has any agreement, arrangement or understanding for the purpose of acquiring, holding, voting or disposing of any shares;

        (c) "control" (including the terms "controlled by" and "under common control with") means the possession, directly or indirectly or as trustee or executor, of the power to direct or cause the direction of the management policies of a person, whether through the ownership of stock, as trustee or executor, by contract or credit arrangement or otherwise;

        (d) "generally accepted accounting principles" shall mean the generally accepted accounting principles set forth in the opinions and pronouncements of the Accounting Principles Board of the American Institute of Certified Public Accountants and statements and pronouncements of the Financial Accounting Standards Board or in such other statements by such other entity as may be approved by a significant segment of the accounting profession in the United States, in each case applied on a basis consistent with the manner in which the audited financial statements for the fiscal year of the Company ended December 31, 1993 were prepared;

        (e) "knowledge" means knowledge after reasonable inquiry;

        (f) "person" means an individual, corporation, partnership, association, trust, unincorporated organization, other entity or group (as defined in Section 13(d)(3) of the Exchange Act); and

        (g) "subsidiary" or "subsidiaries" of the Company, the Surviving Corporation, Parent or any other person means any corporation, partnership, joint venture or other legal entity of which the Company, the Surviving Corporation, Parent or such other person, as the case may be (either alone or through or together with any other subsidiary), owns, directly or indirectly, 50% or more of the stock or other equity interests the holder of which is generally entitled to vote for the election of the board of directors or other governing body of such corporation or other legal entity.

    SECTION 9.4 Severability. If any term or other provision of this Agreement is invalid, illegal or incapable of being enforced by any rule of law, or public policy, all other conditions and provisions of this Agreement shall nevertheless remain in full force and effect so long as the economic or legal substance of the transactions contemplated hereby is not affected in any manner adverse to any party. Upon such determination that any term or other provision is invalid, illegal or incapable of being enforced, the parties hereto shall negotiate in good faith to modify this Agreement so as to effect the original intent of the parties as closely as possible in an acceptable manner to the end that the transactions contemplated hereby are fulfilled to the fullest extent possible.

    SECTION 9.5 Entire Agreement; Assignment. This Agreement constitutes the entire agreement among the parties with respect to the subject matter hereof and supersedes all prior agreements and undertakings, both written and oral, among the parties, or any of them, with respect to the subject matter hereof. This Agreement shall not be assigned by operation of law or otherwise, except that Parent and Purchaser may assign all or any of their respective rights and obligations hereunder to any direct or indirect wholly owned subsidiary or subsidiaries of Parent, provided that no such assignment shall relieve the assigning party of its obligations hereunder if such assignee does not perform such obligations.

    SECTION 9.6 Parties in Interest. This Agreement shall be binding upon and inure solely to the benefit of each party hereto, and nothing in this Agreement, express or implied, is intended to or shall confer upon any other person any rights, benefits or remedies of any nature whatsoever under or by reason of this Agreement.

    SECTION 9.7 Governing Law. This Agreement shall be governed by, and construed in accordance with, the laws of the State of Delaware, regardless of the laws that might otherwise govern under applicable principles of conflicts of laws thereof, except to the extent that the consummation of the Merger is governed by Maine Law.

    SECTION 9.8 Headings. The descriptive headings contained in this Agreement are included for convenience of reference only and shall not affect in any way the meaning or interpretation of this Agreement.

    SECTION 9.9 Counterparts. This Agreement may be executed in one or more counterparts, and by the different parties hereto in separate counterparts, each of which when executed shall be deemed to be an original but all of which taken together shall constitute one and the same agreement.

    IN WITNESS WHEREOF, Parent, Purchaser and the Company have caused this Agreement to be executed as of the date first written above by their respective officers thereunto duly authorized.

                                          AMERICAN HOME PRODUCTS CORPORATION

                                          By:        /s/ ROBERT G. BLOUNT
                                              ..................................

                                              Name: Robert G. Blount
                                             Title: Executive Vice President

                                          AC ACQUISITION CORP.

                                          By:        /s/ ROBERT G. BLOUNT
                                              ..................................

                                              Name: Robert G. Blount
                                             Title: Vice President

                                          AMERICAN CYANAMID COMPANY

                                          By:          /s/ J. S. MCAULIFFE
                                              ..................................

                                              Name: J.S. McAuliffe
                                             Title: Vice President

                                                                         ANNEX A

                                OFFER CONDITIONS

    The capitalized terms used in this Annex A have the meanings set forth in the attached Agreement, except that the term "Merger Agreement" shall be deemed to refer to the attached Agreement and the term "Commission" shall be deemed to refer to the SEC.

    Notwithstanding any other provision of the Offer, Purchaser shall not be required to accept for payment or, subject to any applicable rules and regulations of the Commission, including Rule 14e-1(c) under the Exchange Act (relating to Purchaser's obligation to pay for or return tendered Shares promptly after termination or withdrawal of the Offer), pay for any Shares tendered pursuant to the Offer, and may postpone the acceptance for payment or, subject to the restriction referred to above, payment for any Shares tendered pursuant to the Offer, and may amend or terminate the Offer (whether or not any Shares have theretofore been purchased or paid for) if, prior to the expiration of the Offer, (i) the Minimum Condition shall not have been satisfied or (ii) at any time on or after August 16, 1994 and prior to the acceptance for payment of Shares, any of the following conditions occurs or has occurred or Purchaser makes a good faith determination that any of the following conditions has occurred:

        (a) there shall have been any action or proceeding brought by any governmental authority before any federal or state court, or any order or preliminary or permanent injunction entered in any action or proceeding before any federal or state court or governmental, administrative or regulatory authority or agency, located or having jurisdiction within the United States or any country or economic region in which either the Company or Parent, directly or indirectly, has material assets or operations, or any other action taken, proposed or threatened, or statute, rule, regulation, legislation, interpretation, judgment or order proposed, sought, enacted, entered, enforced, promulgated, amended, issued or deemed applicable to Purchaser, the Company or any subsidiary or affiliate of Purchaser or the Company or the Offer or the Merger, by any legislative body, court, government or governmental, administrative or regulatory authority or agency located or having jurisdiction within the United States or any country or economic region in which either the Company or Parent, directly or indirectly, has material assets or operations, which could reasonably be expected to have the effect of: (i) making illegal, or otherwise directly or indirectly restraining or prohibiting or making materially more costly, the making of the Offer, the acceptance for payment of, payment for, or ownership, directly or indirectly, of some of or all the Shares by Parent or Purchaser, the consummation of any of the transactions contemplated by the Merger Agreement or materially delaying the Merger; (ii) prohibiting or materially limiting the ownership or operation by the Company or any of its subsidiaries, or by Parent, Purchaser or any of Parent's subsidiaries of all or any material portion of the business or assets of the Company or any of its material subsidiaries or Parent or any of its subsidiaries, or compelling Purchaser, Parent or any of Parent's subsidiaries to dispose of or hold separate all or any material portion of the business or assets of the Company or any of its material subsidiaries or Parent or any of its subsidiaries, as a result of the transactions contemplated by the Offer or the Merger Agreement; (iii) imposing or confirming limitations on the ability of Purchaser, Parent or any of Parent's subsidiaries effectively to acquire or hold or to exercise full rights of ownership of Shares, including, without limitation, the right to vote any Shares acquired or owned by Parent or Purchaser or any of Parent's subsidiaries on all matters properly presented to the shareholders of the Company, including, without limitation, the adoption and approval of the Merger Agreement and the Merger or the right to vote any shares of capital stock of any subsidiary (other than immaterial subsidiaries) directly or indirectly owned by the Company;
    (iv) requiring divestiture by Parent or Purchaser, directly or indirectly, of any Shares; or (v) which would reasonably be expected to materially adversely affect the business, financial condition or results of operations of the Company and its subsidiaries taken as a whole or the value of the Shares or of the Offer to Purchaser or Parent;

        (b) there shall have occurred, or Purchaser shall have become aware of any fact that would reasonably be expected to have, a Material Adverse Effect;

        (c) there shall have occurred (i) any general suspension of trading in, or limitation on prices for, securities on any national securities exchange or in the over-the-counter market in the United States, (ii) any extraordinary or material adverse change in the market price of the Shares or in the United States securities or financial markets generally, including, without limitation, a decline of at least 25% in either the Dow Jones Average of Industrial Stocks or the Standard & Poor's 500 index from the date hereof, (iii) any material adverse change or any condition, event or development involving a prospective material adverse change in United States or other material international currency exchange rates or a suspension of, or limitation on, the markets therefor, (iv) a declaration of a banking moratorium or any suspension of payments in respect of banks in the United States, (v) any limitation (whether or not mandatory) by any government or governmental, administrative or regulatory authority or agency, domestic or foreign, on, or any other event that could reasonably be expected to materially adversely affect, the extension of credit by banks or other lending institutions, (vi) a commencement of a war or armed hostilities or other national or international calamity directly or indirectly involving the United States which would reasonably be expected to have a Material Adverse Effect or materially adversely affect (or materially delay) the consummation of the Offer or (vii) in the case of any of the foregoing existing at the time of commencement of the Offer, a material acceleration or worsening thereof;

        (d) (i) it shall have been publicly disclosed or Purchaser shall have otherwise learned that beneficial ownership (determined for the purposes of this paragraph as set forth in Rule 13d-3 promulgated under the Exchange
    Act) of 19.9% or more of the outstanding Shares has been acquired by any corporation (including the Company or any of its subsidiaries or affiliates), partnership, person or other entity or group (as defined in
    Section 13(d)(3) of the Exchange Act), other than Parent or any of its affiliates, or (ii) (A) the Board of Directors of the Company or any committee thereof shall have withdrawn or modified in a manner adverse to Parent or Purchaser the approval or recommendation of the Offer, the Merger or the Merger Agreement, or approved or recommended any takeover proposal or any other acquisition of Shares other than the Offer and the Merger, (B) any such corporation, partnership, person or other entity or group shall have entered into a definitive agreement or an agreement in principle with the Company with respect to a tender offer or exchange offer for any Shares or a merger, consolidation or other business combination with or involving the Company or any of its subsidiaries or (C) the Board of Directors of the Company or any committee thereof shall have resolved to do any of the foregoing;

        (e) any of the representations and warranties of the Company set forth in the Merger Agreement that are qualified as to materiality shall not be true and correct or any such representations and warranties that are not so qualified shall not be true and correct in any material respect, in each case as if such representations and warranties were made at the time of such determination;

        (f) the Company shall have failed to perform in any material respect any obligation or to comply in any material respect with any agreement or covenant of the Company to be performed or complied with by it under the Merger Agreement;

        (g) the Merger Agreement shall have been terminated in accordance with its terms or the Offer shall have been amended or terminated with the consent of the Company; or

        (h) any waiting periods under the HSR Act applicable to the purchase of Shares pursuant to the Offer shall not have expired or been terminated, or any material approval, permit, authorization, consent or waiting period of any domestic, foreign or supranational governmental, administrative or regulatory agency (federal, state, local, provincial or otherwise) located or having jurisdiction within the United States or any country or economic region in which either the Company or Parent, directly or indirectly, has material assets or operations, shall not have been obtained or satisfied on terms satisfactory to the Parent in its reasonable discretion;

which, in the reasonable judgment of Purchaser with respect to each and every matter referred to above and regardless of the circumstances (including any action or inaction by Purchaser or any of its affiliates not inconsistent with the terms hereof) giving rise to any such condition, makes it inadvisable to proceed with the Offer or with such acceptance for payment of or payment for Shares or to proceed with the Merger.

    The foregoing conditions are for the sole benefit of Purchaser and may be asserted by Purchaser regardless of the circumstances giving rise to any such condition or may be waived by Purchaser in whole or in part at any time and from time to time in its sole discretion (subject to the terms of the Merger Agreement). The failure by Purchaser at any time to exercise any of the foregoing rights shall not be deemed a waiver of any such right, the waiver of any such right with respect to particular facts and other circumstances shall not be deemed a waiver with respect to any other facts and circumstances, and each such right shall be deemed an ongoing right that may be asserted at any time and from time to time.

                                                                 SCHEDULE 5.1(F)

                           CERTAIN PERMITTED PAYMENTS

    1. The Company shall be permitted to increase the salaries of:

    EFFECTIVE DATE                             BASE SALARY INCREASE            EMPLOYEE NAME
- - - -------------------------------------  -------------------------------------   -------------
September 1, 1994....................  $11,000 (from $182,000 to $193,000)     P.W. Wood
October 1, 1994......................  $20,000 (from $340,000 to $360,000)     D.R. Bethune
October 1, 1994......................  $20,000 (from $188,000 to $208,000)     L. Elberger
October 1, 1994......................  $27,000 (from $250,000 to $277,000)     D. Lilley

    2. In accordance with past practice, the Company shall be permitted to pay lump sum special recognition bonuses to employees who are not officers or directors of the Company, provided that no special recognition bonus payable to any individual exceeds $10,000 and the aggregate bonuses payable to all such employees between the date of this Agreement and the Effective Time does not exceed $500,000.

    3. The Company may adopt a severance plan that is substantially similar in all material respects to the Company's existing severance policy as described in that certain letter dated August 16, 1994 (the "Compensation Letter") except that the Company may provide that employees in salary grade 10 to 17 shall have the right to receive benefits under this plan if they resign for "good reason". For this purpose, "good reason" shall be defined as either (i) a reduction in an employee's base salary; (ii) a material adverse change in an employee's job responsibilities, without an employee's consent; or (iii) a relocation of the employee's principal work location, unless such employee is entitled to the relocation benefits provided under Parent's relocation policy (as previously disclosed to the Company).

    4. The Company may amend the Company Employees Savings Plan to provide for the vesting of participants as of the date the Shares are purchased pursuant to the Offer and to permit the calculation, making and vesting of the Company Performance Contribution for 1994 in accordance with Section 6.06(d) of the Agreement.

    5. The Company may amend the Company Executive Income Continuity Plan to permit A.C. Brennan to participate in the plan (but such benefit to be limited to one times base pay and target bonus) and to provide for a waiver of the ten-year eligibility requirement thereunder for any person otherwise eligible therefor whose employment is terminated without cause (as defined therein) or who voluntarily terminates his employment following a reduction of his base salary as in effect prior to the purchase of Shares pursuant to the Offer within two years after such purchase by the Company.

    6. The Company may amend the Company Key Manager Income Continuity Plan to permit plan participants to recover reasonable attorneys' fees and expenses in connection with a dispute regarding the plan's terms; provided, however, such amendment shall not permit a participant to recover such fees if it is determined that a participant's claim was frivolous.

    7. The Company may amend both the Company Executive Income Continuity Plan and the Company Key Manager Income Continuity Plan in a manner reasonably consistent with the descriptions set forth below, as consented to by Parent (which consent shall not be unreasonably withheld):

        (a) to remove the restriction on competitive employment contained therein;

        (b) to provide that benefits due thereunder shall be paid in a lump sum rather than in installments;

        (c) to modify the definition of "good reason" by deleting paragraph (C) and adopting in lieu thereof a paragraph substantially identical to the following:

           a failure to continue a member as a participant in the Incentive Compensation Plan of the Company as in effect on the date the Shares are purchased pursuant to the Offer in accordance with the terms of the Agreement and Plan of Merger among AC Acquisition Corp., American Home Products Corporation and the Company (the "Merger Agreement") (or a plan providing benefits that are not substantially less favorable than the benefits provided under such plan (the "IC Plan") (disregarding for this purpose any enhanced or accelerated benefits paid or payable in connection with the Merger Agreement and the transactions contemplated thereby) or a failure to pay a member any installment of a previous allotment made to such member under the IC Plan.

        (d) to further modify the definition of "good reason" by deleting the words "unless such action is applied uniformly to all members" at the end of paragraph (E) of such definition; and

        (e) to eliminate the restriction on payment of income continuity benefits beyond age 60 where the participant is also a participant in the Supplemental Employees Retirement Plan.

    8. The Company may contribute to one or more rabbi trusts (a) the present value, as of the date the Shares are purchased pursuant to the Offer, of accrued benefits under the Company ERISA Excess Retirement Plan and the Company and Subsidiaries Supplemental Employees Retirement Plan (the "SERP"), (b) related "gross up" amounts, if any, under the Company's Compensation Taxation Equalization Plan and (c) a reasonable reserve for the fees and expenses that may be incurred by the trustee or its agents or designees, which amounts shall be substantially the same as or less than the amounts set forth below.

                          RABBI TRUST FUNDING ANALYSIS

                                                                                       ANTICIPATED
                                                                        ESTIMATED         TERM
                                                           EMPLOYEES      AMOUNT           OF
 RABBI TRUST                  DESCRIPTION                   COVERED      (M$)(1)       RABBI TRUST
- - - -------------  -----------------------------------------   ---------    ----------    -------------
    SERP
1............  Retired Executives since Oct. 1990 &              101          32.1(2)      L/T
                 Superannuation
2............  Currently Elected Personnel                         9          10.1         L/T
3............  New Members added pursuant to 6.6(f) of      up to 35           9.0         L/T
                 the Merger Agreement

ERISA Excess
4............  ERISA Excess                                      200           1.6(2)      L/T
                                                                        ----------
                                                                        Total 52.8

- - - ------------

(1) Amounts include estimate for fees and expenses.

(2) Trust accounts in place at Morgan Guaranty.

     9. The Company may amend the Non-Employee Directors Retirement Plan to eliminate the three-year eligibility requirement.

    10. In accordance with the terms of the Non-Employee Directors Retirement Plan, the Company may accelerate the payment of the unpaid benefits due to the one former director and one surviving spouse currently receiving benefits under the Non-Employee Directors Retirement Plan.

    11. The Company may amend the SERP to permit the actions contemplated in
Section 6.6(f) of the Merger Agreement.

    12. The Company may amend the Incentive Compensation Plan to permit the actions contemplated in Section 6.6(e) of the Merger Agreement.

    13. As provided by the terms of the Company's Incentive Compensation Plan and the Company's Cash Incentive Compensation Plan, all Deferred Cash Awards, Deferred Cash Accounts and Deferred Stock Accounts may be made payable as of the date the Shares are purchased pursuant to the Offer.

                                                                         ANNEX B

               SECTION 909 OF THE MAINE BUSINESS CORPORATION ACT

SECTION 909. RIGHT OF DISSENTING SHAREHOLDERS TO PAYMENT FOR SHARES.

    1. A shareholder having a right under any provision of this Act to dissent to proposed corporate action shall, by complying with the procedure in this section, be paid the fair value of his shares if the corporate action to which he dissented is effected. The fair value of shares shall be determined as of the day prior to the date on which the vote of the shareholders, or of the directors in case a vote of the shareholders was not necessary, was taken approving the proposed corporate action, excluding any appreciation or depreciation of shares in anticipation of such corporate action.

    2. The shareholder, whether or not entitled to vote, shall file with the corporation, prior to or at the meeting of shareholders at which such proposed corporate action is submitted to a vote, a written objection to the proposed corporate action. No such objection shall be required from any shareholder to whom the corporation failed to send notice of such meeting in accordance with this Act.

    3. If the proposed corporate action is approved by the required vote and the dissenting shareholder did not vote in favor thereof, the dissenting shareholder shall file a written demand for payment of the fair value of his shares. Such demand:

        A. Shall be filed with the corporation or, in the case of a merger or a consolidation, with the surviving or new corporation; and

        B. Shall be filed by personally delivering it, or by mailing it via certified or registered mail, to such corporation at its registered office within this State or to its principal place of business or to the address given to the Secretary of State pursuant to section 906, subsection 4, paragraph B; it shall be so delivered or mailed within 15 days after the date on which the vote of shareholders was taken, or the date on which notice of a plan of merger of a subsidiary into a parent corporation without vote of shareholders was mailed to shareholders of the subsidiary; and

        C. Shall specify the shareholder's current address; and

        D. May not be withdrawn without the corporation's consent.

    4. Any shareholder failing either to object as required by subsection 2 or to make demand in the time and manner provided in subsection 3 shall be bound by the terms of the proposed corporate action. Any shareholder making such objection and demand shall thereafter be entitled only to payment as in this section provided and shall not be entitled to vote or to exercise any other rights of a shareholder.

    5. The right of a shareholder otherwise entitled to be paid for the fair value of his shares shall cease, and his status as a shareholder shall be restored, without prejudice to any corporate proceedings which may have been taken during the interim.

        A. If his demand shall be withdrawn upon consent, or

        B. If the proposed corporate action shall be abandoned or rescinded, or the shareholders shall revoke the authority to effect such action, or

        C. If, in the case of a merger, on the date of the filing of the articles of merger the surviving corporation is the owner of all the outstanding shares of the other corporations, domestic and foreign, that are parties to the merger, or

        D. If no action for the determination of fair value by a court shall have been filed within the time provided in this section, or

        E. If a court of competent jurisdiction shall determine that such shareholder is not entitled to the relief provided by this section.

    6. At the time of filing his demand to payment for his shares, or within 20 days thereafter, each shareholder demanding payment shall submit the certificate or certificates representing his shares to the corporation or its transfer agent for notation thereon that such demand has been made; such certificates shall promptly be returned after entry thereon of such notation. A shareholder's failure to do so shall, at the option of the corporation, terminate his rights under this section unless a court of competent jurisdiction, for good and sufficient cause shown, shall otherwise direct. If shares represented by a certificate on which notation has been so made shall be transferred, each new certificate issued therefor shall bear a similar notation, together with the name of the original dissenting holder of such shares, and a transferee of such shares shall acquire by such transfer no rights in the corporation other then those which the original dissenting shareholder had after making demand for payment of the fair value thereof.

    7. Within the time prescribed by this subsection, the corporation, or, in the case of a merger or consolidation, the surviving or new corporation, domestic or foreign, shall give written notice to each dissenting shareholder who has made objection and demand as herein provided that the corporate action dissented to has been effected, and shall make a written offer to each such dissenting shareholder to pay for such shares at a specified price deemed by such corporation to be the fair value thereof. Such offer shall be made at the same price per share to all dissenting shareholders of the same class. The notice and offer shall be accompanied by a balance sheet of the corporation the shares of which the dissenting shareholder holds, as of the latest available date and not more than twelve months prior to the making of such offer, and a profit and loss statement of such corporation for the 12 months' period ended on the date of such balance sheet. The offer shall be made within the later of 10 days after the expiration of the period provided in subsection 3, paragraph B, for making demand, or 10 days after the corporate action is effected; corporate action shall be deemed effected on a sale of assets when the sale is consummated, and in a merger or consolidation when the articles of merger or consolidation are filed or upon which later effective date as is specified in the articles of merger or consolidation as permitted by this Act.

    8. If within 20 days after the date by which the corporation is required, by the terms of subsection 7, to make a written offer to each dissenting shareholder to pay for his shares, the fair value of such shares is agreed upon between any dissenting shareholder and the corporation, payment therefor shall be made within 90 days after the date on which such corporate action was effected, upon surrender of the certificate or certificates representing such shares. Upon payment of the agreed value the dissenting shareholder shall cease to have any interest in such shares.

    9. If within the additional 20-day period prescribed by subsection 8, one or more dissenting shareholders and the corporation have failed to agree as to the fair value of the shares:

        A. Then the corporation may, or shall, if it receives a demand as provided in subparagraph(1) bring an action in the Superior Court in the county in this State where the registered office of the corporation is located praying that the fair value of such shares be found and determined. If, in the case of a merger or consolidation, the surviving or new corporation is a foreign corporation without a registered office in the State, such action shall be brought in the county where the registered office of the participating domestic corporation was last located. Such action:

           (1) Shall be brought by the corporation if it receives a written demand for suit from any dissenting shareholder, which demand is made within 60 days after receipt of the written demand; or,

           (2) In the absence of a demand for suit, may at the corporation's election be brought by the corporation at any time from the expiration of the additional 20-day period prescribed by section 8 until the expiration of 60 days after the date on which the corporation action was effected.

        (B) If the corporation fails to institute the action within the period specified in paragraph A, any dissenting shareholder may thereafter bring such an action in the name of the corporation.

        (C) No such action may be brought, either by the corporation or by a dissenting shareholder, more than 6 months after the date on which the corporate action was effected.

        (D) In any such action, whether initiated by the corporation or by a dissenting shareholder, all dissenting shareholders, wherever residing, except those who have agreed with the corporation upon the price to be paid for their shares, shall be made parties to the proceeding as an action against their shares quasi in rem. A copy of the complaint shall be served on each dissenting shareholder who is a resident of this State as in other civil actions, and shall be served by registered or certified mail, or by personal service without the State, on each dissenting shareholder who is a non-resident. The jurisdiction of the court shall be plenary and exclusive.

        (E) The court shall determine whether each dissenting shareholder, as to whom the corporation requests the court to make such determination, has satisfied the requirements of this section and is entitled to receive payment for his shares, as to any dissenting shareholder with respect to whom the corporation makes such a request, the burden is on the shareholder to prove that he is entitled to receive payment. The court shall then proceed to fix the fair value of the shares. The court may, if it so elects, appoint one or more persons as appraisers to receive evidence and recommend a decision on the question of fair value. The appraisers shall have such power and authority as shall be specified in the order of their appointment or an amendment thereof.

        (F) All shareholders who are parties to the proceeding shall be entitled to judgment against the corporation for the amount of the fair value of their shares, except for any shareholder whom the court shall have determined not to be entitled to receive payment for his shares. The judgment shall be payable only upon and concurrently with the surrender to the corporation of the certificate or certificates representing such shares. Upon payment of the judgment, the dissenting shareholder shall cease to have any interest in such shares.

        (G) The judgment shall include an allowance for interest at such rate as the court may find to be fair and equitable in all the circumstances, from the date on which the vote was taken on the proposed corporate action to the date of payment. If the court finds that the refusal of any shareholder to accept the corporate offer of payment for his shares was arbitrary, vexatious, or not in good faith, it may in its discretion refuse to allow interest to him.

        (H) The costs and expenses of any such proceeding shall be determined by the court and shall be assessed against the corporation, but all or any part of such costs and expenses may be apportioned and assessed as the court may deem equitable against any or all of the dissenting shareholders who are parties to the proceeding to whom the corporation shall have made an offer to pay for the shares, if the court shall find that the action of such shareholders in failing to accept such offer was arbitrary or vexatious or not in good faith. Such expenses shall include reasonable compensation for and reasonable expenses of the appraisers, but shall exclude the fees and expenses of counsel for any party and shall exclude the fees and expenses of experts employed by any party, unless the court otherwise orders for good cause. If the fair value of the shares as determined materially exceeds the amount which the corporation offered to pay therefor, or if no offer was made, the court in its discretion may award to any shareholder who is a party to the proceeding such sum as the court may determine to be reasonable compensation to any expert or experts employed by the shareholder in the proceeding, and may, in its discretion, award to any shareholder all or part of his attorney's fees and expenses.

        (I) At all times during the pendency of any such proceeding, the court may make any and all orders which may be necessary to protect the corporation or the dissenting shareholders, or which are otherwise just and equitable. Such orders may include, without limitations, orders:

           (1) Requiring the corporation to pay into court, or post security for, the amount of the judgment or its estimated amounts either before final judgment or pending appeal.

           (2) Requiring the deposit with the court of certificates representing shares held by the dissenting shareholders.

           (3) Imposing a lien on the property of the corporation to secure the payment of the judgment, which lien may be given priority over liens and encumbrances contracted after the vote authorizing the corporate action from which the shareholders dissent.

           (4) Staying the action pending the determination of any similar action pending in another court having jurisdiction.

    10. Shares acquired by a corporation pursuant to payment of the agreed value therefor or to payment of the judgment entered therefor, as in this section provided, may be held and disposed of by such corporation as in the case of other treasury shares, except that, in the case of a merger or consolidation, they may be held and disposed of as the plan of merger or consolidation, may otherwise provide.

    11. The objection required by subsection 2 and the demand required by subsection 3 may, in the case of a shareholder who is a minor or otherwise legally incapacitated, be made either by such shareholder, notwithstanding his legal incapacity, or by his guardian, or by any person acting for him as next friend. Such shareholder shall be bound by the time limitations set forth in this section, notwithstanding his legal incapacity.

    12. Appeals shall lie from judgments in actions brought under this section as in other civil actions in which equitable relief is sought.

    13. No action by a shareholder in the right of the corporation shall abate or be barred by the fact that the shareholder has filed a demand for payment of the fair value of his shares pursuant to this section.

                                                                         ANNEX C

                 [MORGAN STANLEY & CO. INCORPORATED LETTERHEAD]

August 17, 1994
Board of Directors
American Cyanamid Company
One Cyanamid Plaza
Wayne, NJ 07470-8426

Members of the Board:

    We understand that American Cyanamid Company (the "Company"), American Home Products Corporation ("Buyer") and AC Acquisition Corp., a wholly owned subsidiary of Buyer ("Acquisition Sub") have entered into an Agreement and Plan of Merger dated August 17, 1994 (the "Merger Agreement") which provides, among other things, for (i) the tender offer by Acquisition Sub (the "Tender Offer") for all the issued and outstanding shares of common stock, par value $5 per share (the "Common Stock") of the Company for $101 per share net to the seller in cash, and (ii) the subsequent merger (the "Merger") of Acquisition Sub with and into the Company. Pursuant to the Merger, the Company will become a wholly owned subsidiary of Buyer and each outstanding share of Common Stock, other than shares held in treasury or held by Buyer or any affiliate of Buyer or as to which dissenters' rights have been perfected, will be converted into the right to receive $101 per share in cash. The terms and conditions of the Tender Offer and the Merger are more fully set forth in the Merger Agreement.

    You have asked for our opinion as to whether the consideration to be received by the holders of shares of Common Stock pursuant to the Merger Agreement is fair from a financial point of view to such holders.

    For purposes of the opinion set forth herein, we have:

        (i) analyzed certain publicly available financial statements and other information of the Company;

        (ii) analyzed certain internal financial statements and other financial and operating data concerning the Company prepared by the management of the Company;

        (iii) analyzed certain financial projections prepared by the management of the Company;

        (iv) discussed the past and current operations and financial condition and the prospects of the Company with senior executives of the Company;

        (v) reviewed the reported prices and trading activity for the Common Stock;

        (vi) compared the financial performance of the Company and the prices and trading activity of the Common Stock with that of certain other comparable publicly-traded companies and their securities;

        (vii) reviewed the financial terms, to the extent publicly available, of certain comparable acquisition transactions;

        (viii) participated in discussions and negotiations among representatives of the Company and Buyer and their financial and legal advisors;

        (ix) reviewed the Merger Agreement and certain related documents; and

        (x) performed such other analyses as we have deemed appropriate.

    We have assumed and relied upon without independent verification the accuracy and completeness of the information reviewed by us for the purposes of this opinion. With respect to the financial projections, we have assumed that they have been reasonably prepared on bases reflecting management's best currently available estimates and judgments of the future financial performance of the Company. We have not made any independent valuation or appraisal of the assets or liabilities of the Company, nor have we been furnished with any such appraisals. Our opinion is necessarily based on economic, market and other conditions as in effect on, and the information made available to us as of, the date hereof.

    In arriving at our opinion, we were not authorized to solicit, and did not solicit, interest from any party with respect to the acquisition of the Company, nor did we negotiate or have discussions with any of the parties which expressed interest to us in the possible acquisition of the Company or any of its constituent businesses, except in each case as known to you.

    We have acted as financial advisor to the Board of Directors of the Company in connection with this transaction and will receive a fee for our services. In the past, Morgan Stanley & Co., Incorporated and its affiliates have provided financial advisory and other services for the Company and Buyer and have received fees for the rendering of these services.

    It is understood that this letter is for the information of the Board of Directors of the Company only and may not be used for any other purpose without our prior written consent.

    Based on the foregoing, we are of the opinion on the date hereof that the consideration to be received by the holders of shares of Common Stock pursuant to the Merger Agreement is fair from a financial point of view to such holders.

                                          Very truly yours,
                                          MORGAN STANLEY & CO. INCORPORATED

                                          By:         /s/ JOSEPH R. PERELLA
                                              ..................................

                                                      Joseph R. Perella
                                                      Managing Director

                                                                         ANNEX D

                    [CS FIRST BOSTON CORPORATION LETTERHEAD]

August 17, 1994
Board of Directors
American Cyanamid Company
One Cyanamid Plaza
Wayne, NJ 07470-8426

Members of the Board:

    We understand that American Cyanamid Company (the "Company"), American Home Products Corporation ("Buyer") and AC Acquisition Corp., a wholly owned subsidiary of Buyer ("Acquisition Sub") have entered into an Agreement and Plan of Merger, dated August 17, 1994 (the "Merger Agreement") which provides, among other things, for (i) the tender offer by Acquisition Sub (the "Tender Offer") for all the issued and outstanding shares of common stock, par value $5 per share (the "Common Stock") of the Company for $101 per share net to the seller in cash, and (ii) the subsequent merger (the "Merger") of Acquisition Sub with and into the Company. Pursuant to the Merger, the Company will become a wholly owned subsidiary of Buyer and each outstanding share of Common Stock, other than shares held in treasury or held by Buyer or any affiliate of Buyer or as to which dissenters' rights have been perfected, will be converted into the right to receive $101 per share in cash. The terms and conditions of the Tender Offer and the Merger are more fully set forth in the Merger Agreement.

    You have asked for our opinion as to whether the consideration to be received by the holders of shares of Common Stock pursuant to the Merger Agreement is fair from a financial point of view to such holders.

    For purposes of the opinion set forth herein, we have:

        (i) analyzed certain publicly available financial statements and other information of the Company;

        (ii) analyzed certain internal financial statements and other financial and operating data concerning the Company prepared by the management of the Company;

        (iii) analyzed certain financial projections prepared by the management of the Company;

        (iv) discussed the past and current operations and financial condition and the prospects of the Company with senior executives of the Company;

        (v) reviewed the reported prices and trading activity for the Common Stock;

        (vi) compared the financial performance of the Company and the prices and trading activity of the Common Stock with that of certain other comparable publicly-traded companies and their securities;

        (vii) reviewed the financial terms, to the extent publicly available, of certain comparable acquisition transactions;

        (viii) participated in discussions and negotiations among representatives of the Company and Buyer and their financial and legal advisors;

        (ix) reviewed the Merger Agreement and certain related documents; and

        (x) performed such other analyses as we have deemed appropriate.

    We have assumed and relied upon without independent verification the accuracy and completeness of the information reviewed by us for the purposes of this opinion. With respect to the financial projections, we have assumed that they have been reasonably prepared on bases reflecting management's best currently available estimates and judgments of the future financial performance of the Company. We have not made any independent valuation or appraisal of the assets or liabilities of the Company, nor have we been furnished with any such appraisals. Our opinion is necessarily based on economic, market and other conditions as in effect on, and the information made available to us as of, the date hereof.

    In arriving at our opinion, we were not authorized to solicit, and did not solicit, interest from any party with respect to the acquisition of the Company, nor did we negotiate or have discussions with any of the parties which expressed interest to us in the possible acquisition of the Company or any of its constituent businesses, except in each case as known as you.

    We have acted as financial advisor to the Board of Directors of the Company in connection with this transaction and will receive a fee for our services. In the past, CS First Boston Corporation and its affiliates have provided financial advisory and other services for the Company and Buyer and have received fees for the rendering of these services.

    It is understood that this letter is for the information of the Board of Directors of the Company only and may not be used for any other purpose without our prior written consent.

    Based on the foregoing, we are of the opinion on the date hereof that the consideration to be received by the holders of shares of Common Stock pursuant to the Merger Agreement is fair from a financial point of view to such holders.

                                          Very truly yours,
                                          CS FIRST BOSTON CORPORATION

                                          By:         /s/ DONALD MELTZER
                                              ..................................

                                                    Name: Donald Meltzer
                                                  Title: Managing Director

                                PRELIMINARY COPY

AMERICAN CYANAMID COMPANY
                                                                           PROXY
ONE CYANAMID PLAZA, WAYNE, NEW JERSEY 07470

This Proxy is Solicited on Behalf of the Board of Directors for Special Meeting of Shareholders, December 28, 1994.

    The undersigned appoints           ,           ,           , and           ,
or any one or more of them acting in the absence of others, proxies, each with full power of substitution, to vote all shares of Common Stock of the Company which the undersigned would be entitled to vote if personally present at the Special Meeting of Shareholders of the Company to be held on December 28, 1994, and at any adjournment thereof, as set forth on the reverse hereof, all as more fully set forth in the accompanying proxy statement, and in their discretion upon such other matters as may properly come before the meeting.

INDICATE VOTE AND SIGN ON THE REVERSE SIDE.

THIS PROXY, IF PROPERLY EXECUTED AND DATED, WILL BE VOTED AS SPECIFIED ON THE REVERSE SIDE HEREOF. IF NO SPECIFIC DIRECTION IS GIVEN, IT WILL BE VOTED FOR ITEM NO. 1.

                           (Continued on other side)

THE BOARD OF DIRECTORS RECOMMENDS A VOTE "FOR" NO. 1

 1. APPROVAL OF MERGER AGREEMENT
                                           DATED: ..........................1994

                                           SIGNATURE: ..........................

                                           SIGNATURE: ..........................

                                           PLEASE SIGN EXACTLY AS PRINTED ON
                                           THIS PROXY. WHEN SIGNING AS
                                           ATTORNEY, EXECUTOR, ADMINISTRATOR,
                                           TRUSTEE OR GUARDIAN, GIVE TITLE.